UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08817

Voya Equity Trust

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: May 31

Date of reporting period: June 1, 2022 to November 30, 2022

Item 1. Reports to Stockholders.

(a)	The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report
November 30, 2022
Classes A, C, I, P, R, R6 and W
■
Voya Large-Cap Growth Fund

■
Voya Large Cap Value Fund

■
Voya MidCap Opportunities Fund

■
Voya Multi-Manager Mid Cap Value Fund

■
Voya Small Cap Growth Fund

■
Voya U.S. High Dividend Low Volatility Fund

As permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of each fund’s annual and semi-annual shareholder reports, like this semi-annual report, are no longer sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Voya funds’ website (www.voyainvestments.com/literature), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-992-0180 or by sending an e-mail request to Voyaim_literature@voya.com.
You may elect to receive all future reports in paper free of charge. If you received this document in the mail, please follow the instructions to elect to continue receiving paper copies of your shareholder reports. If you received this document through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with us, you can call 1-800-992-0180 or send an email request to Voyaim_literature@voya.com to let each fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the Voya funds complex if you invest directly with the funds.
This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.
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PROXY VOTING INFORMATION
A description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Funds’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Funds voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Funds’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings is available at: www.voyainvestments.com and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

SHAREHOLDER EXPENSE EXAMPLES (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2022 to November 30, 2022. Each Fund’s expenses are shown without the imposition of any sales charges or fees. Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Fund Return				Hypothetical (5% return before expenses)
	Beginning Account Value June 1, 2022	Ending Account Value November 30, 2022	Annualized Expense Ratio	Expenses Paid During the Period Ended November 30, 2022*	Beginning Account Value June 1, 2022	Ending Account Value November 30, 2022	Annualized Expense Ratio	Expenses Paid During the Period Ended November 30, 2022*
Voya Large-Cap Growth Fund
Class A	$1,000.00	$988.60	0.98%	$4.89	$1,000.00	$1,020.16	0.98%	$4.96
Class C	1,000.00	984.80	1.73	8.61	1,000.00	1,016.39	1.73	8.74
Class I	1,000.00	990.50	0.62	3.09	1,000.00	1,021.96	0.62	3.14
Class R	1,000.00	987.20	1.23	6.13	1,000.00	1,018.90	1.23	6.23
Class R6	1,000.00	990.50	0.57	2.84	1,000.00	1,022.21	0.57	2.89
Class W	1,000.00	989.90	0.73	3.64	1,000.00	1,021.41	0.73	3.70
Voya Large Cap Value Fund
Class A	$1,000.00	$1,020.40	1.07%	$5.42	$1,000.00	$1,019.70	1.07%	$5.42
Class C	1,000.00	1,016.30	1.82	9.20	1,000.00	1,015.94	1.82	9.20
Class I	1,000.00	1,021.80	0.76	3.85	1,000.00	1,021.26	0.76	3.85
Class R	1,000.00	1,019.20	1.27	6.43	1,000.00	1,018.70	1.27	6.43
Class R6	1,000.00	1,022.00	0.74	3.75	1,000.00	1,021.36	0.74	3.75
Class W	1,000.00	1,021.50	0.82	4.16	1,000.00	1,020.96	0.82	4.15

SHAREHOLDER EXPENSE EXAMPLES (Unaudited) (continued)

	Actual Fund Return				Hypothetical (5% return before expenses)
	Beginning Account Value June 1, 2022	Ending Account Value November 30, 2022	Annualized Expense Ratio	Expenses Paid During the Period Ended November 30, 2022*	Beginning Account Value June 1, 2022	Ending Account Value November 30, 2022	Annualized Expense Ratio	Expenses Paid During the Period Ended November 30, 2022*
Voya MidCap Opportunities Fund
Class A	$1,000.00	$1,072.30	1.25%	$6.49	$1,000.00	$1,018.80	1.25%	$6.33
Class C	1,000.00	1,067.80	2.00	10.37	1,000.00	1,015.04	2.00	10.10
Class I	1,000.00	1,073.70	0.93	4.83	1,000.00	1,020.41	0.93	4.71
Class R	1,000.00	1,070.80	1.50	7.79	1,000.00	1,017.55	1.50	7.59
Class R6	1,000.00	1,074.00	0.83	4.32	1,000.00	1,020.91	0.83	4.20
Class W	1,000.00	1,072.80	1.00	5.20	1,000.00	1,020.05	1.00	5.06
Voya Multi-Manager Mid Cap Value Fund
Class I	$1,000.00	$1,018.30	0.78%	$3.95	$1,000.00	$1,021.16	0.78%	$3.95
Class P	1,000.00	1,020.90	0.08	0.41	1,000.00	1,024.67	0.08	0.41
Voya Small Cap Growth Fund
Class A^	$1,000.00	$1,082.20	1.18%	$1.85	$1,000.00	$1,019.15	1.18%	$5.97
Class C^	1,000.00	1,080.90	1.93	3.03	1,000.00	1,015.39	1.93	9.75
Class I	1,000.00	1,027.20	0.93	4.73	1,000.00	1,020.41	0.93	4.71
Class R^	1,000.00	1,081.90	1.43	2.24	1,000.00	1,017.90	1.43	7.23
Class R6	1,000.00	1,027.80	0.85	4.32	1,000.00	1,020.81	0.85	4.31
Class W^	1,000.00	1,082.50	0.93	1.46	1,000.00	1,020.41	0.93	4.71
Voya U.S. High Dividend Low Volatility Fund
Class A	$1,000.00	$1,034.30	0.60%	$3.06	$1,000.00	$1,022.06	0.60%	$3.04
Class I	1,000.00	1,035.30	0.32	1.63	1,000.00	1,023.46	0.32	1.62
Class R6	1,000.00	1,035.40	0.32	1.63	1,000.00	1,023.46	0.32	1.62

*
Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 183/365 to reflect the most recent fiscal half-year.

^
Commencement of operations was October 7, 2022. Expenses paid for the actual Fund’s return reflect the 55 day period ended November 30, 2022.

STATEMENTS OF ASSETS AND LIABILITIES as of November 30, 2022 (Unaudited)

	Voya Large-Cap Growth Fund	Voya Large Cap Value Fund	Voya MidCap Opportunities Fund
ASSETS:
Investments in securities at fair value+*	$775,497,031	$699,845,399	$688,345,296
Short-term investments at fair value†	18,754,000	6,861,114	18,181,847
Cash	109,158	217,016	65,933
Foreign currencies at value‡	—	3,985	—
Receivables:
Investment securities sold	—	7,092,348	5,582,875
Fund shares sold	1,025,311	97,353	269,040
Dividends	640,067	1,429,571	271,793
Interest	147	66	61
Foreign tax reclaims	10,370	—	27,735
Prepaid expenses	48,557	32,365	55,335
Reimbursement due from Investment Adviser	—	94,410	42,907
Other assets	22,446	47,857	42,707
Total assets	796,107,087	715,721,484	712,885,529
LIABILITIES:
Payable for investment securities purchased	—	72,121	4,171,865
Payable for fund shares redeemed	1,020,374	258,371	769,936
Payable upon receipt of securities loaned	—	6,861,114	681,847
Payable for investment management fees	319,811	420,946	470,511
Payable for distribution and shareholder service fees	28,297	90,714	57,722
Payable to trustees under the deferred compensation plan (Note 6)	22,446	47,857	42,707
Payable for trustee fees	1,999	1,669	1,728
Payable for borrowings against line of credit	—	2,082,000	—
Other accrued expenses and liabilities	1,056,729	279,838	354,691
Total liabilities	2,449,656	10,114,630	6,551,007
NET ASSETS	$793,657,431	$705,606,854	$706,334,522
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$579,272,375	$551,220,422	$696,544,969
Total distributable earnings	214,385,056	154,386,432	9,789,553
NET ASSETS	$793,657,431	$705,606,854	$706,334,522
+ Including securities loaned at value	$—	$6,692,347	$664,652
* Cost of investments in securities	$599,677,017	$581,354,999	$643,036,418
† Cost of short-term investments	$18,754,000	$6,861,114	$18,181,847
‡ Cost of foreign currencies	$—	$4,967	$—
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of November 30, 2022 (Unaudited) (continued)

	Voya Large-Cap Growth Fund	Voya Large Cap Value Fund	Voya MidCap Opportunities Fund
Class A
Net assets	$107,153,844	$432,140,970	$249,783,181
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.010	$0.010	$0.010
Shares outstanding	2,863,396	35,863,184	15,888,286
Net asset value and redemption price per share†	$37.42	$12.05	$15.72
Maximum offering price per share (5.75%)(1)	$39.70	$12.79	$16.68
Class C
Net assets	$8,278,816	$6,125,808	$8,859,044
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.010	$0.010	$0.010
Shares outstanding	297,904	508,933	1,278,630
Net asset value and redemption price per share†	$27.79	$12.04	$6.93
Class I
Net assets	$535,885,766	$242,186,296	$333,126,432
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.010	$0.010	$0.010
Shares outstanding	12,224,291	17,830,311	15,881,366
Net asset value and redemption price per share	$43.84	$13.58	$20.98
Class R
Net assets	$738,216	$857,053	$2,163,021
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.010	$0.010	$0.010
Shares outstanding	17,455	70,907	147,305
Net asset value and redemption price per share	$42.29	$12.09	$14.68
Class R6
Net assets	$94,650,104	$19,027,551	$98,880,295
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.010	$0.010	$0.010
Shares outstanding	2,155,049	1,404,147	4,632,878
Net asset value and redemption price per share	$43.92	$13.55	$21.34
Class W
Net assets	$46,950,685	$5,269,176	$13,522,549
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.010	$0.010	$0.010
Shares outstanding	1,114,244	388,499	665,089
Net asset value and redemption price per share	$42.14	$13.56	$20.33

(1)
Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $100,000 or more, the offering price is reduced.

†
Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of November 30, 2022 (Unaudited)

	Voya Multi- Manager Mid Cap Value Fund	Voya Small Cap Growth Fund	Voya U.S. High Dividend Low Volatility Fund
ASSETS:
Investments in securities at fair value+*	$178,907,901	$588,700,051	$104,981,624
Short-term investments at fair value†	2,144,907	14,783,000	852,007
Cash	92,900	—	5,493
Foreign currencies at value‡	—	25,633	—
Receivables:
Investment securities sold	5,457	1,798,761	—
Fund shares sold	163,335	4,861,973	189,651
Dividends	337,730	264,113	243,070
Interest	222	843	—
Foreign tax reclaims	—	5,757	1,802
Prepaid expenses	12,318	70,397	27,318
Prepaid offering expense	—	43,528	—
Reimbursement due from Investment Adviser	1,935	558	14,004
Other assets	6,689	—	2,811
Total assets	181,673,394	610,554,614	106,317,780
LIABILITIES:
Payable for investment securities purchased	265,707	888,450	—
Payable for fund shares redeemed	6,194	174,556	22,990
Payable upon receipt of securities loaned	263,302	—	638,007
Payable for investment management fees	59,992	386,487	24,741
Payable for distribution and shareholder service fees	—	14,018	1,261
Payable to custodian due to bank overdraft	—	2,334	—
Payable to trustees under the deferred compensation plan (Note 6)	6,689	—	2,811
Payable for trustee fees	440	18,981	257
Other accrued expenses and liabilities	66,802	381,093	73,725
Total liabilities	669,126	1,865,919	763,792
NET ASSETS	$181,004,268	$608,688,695	$105,553,988
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$156,018,659	$549,695,369	$85,343,615
Total distributable earnings	24,985,609	58,993,326	20,210,373
NET ASSETS	$181,004,268	$608,688,695	$105,553,988
+ Including securities loaned at value	$255,311	$—	$604,098
* Cost of investments in securities	$165,566,906	$509,558,670	$96,398,066
† Cost of short-term investments	$2,144,907	$14,783,000	$852,007
‡ Cost of foreign currencies	$—	$25,306	$—
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of November 30, 2022 (Unaudited) (continued)

	Voya Multi- Manager Mid Cap Value Fund	Voya Small Cap Growth Fund	Voya U.S. High Dividend Low Volatility Fund
Class A
Net assets	n/a	$54,905,047	$6,578,288
Shares authorized	n/a	unlimited	unlimited
Par value	n/a	$0.010	$0.010
Shares outstanding	n/a	1,579,280	564,435
Net asset value and redemption price per share†	n/a	$34.77	$11.65
Maximum offering price per share (5.75%)(1)	n/a	$36.89	$12.36
Class C
Net assets	n/a	$3,519,752	n/a
Shares authorized	n/a	unlimited	n/a
Par value	n/a	$0.010	n/a
Shares outstanding	n/a	101,349	n/a
Net asset value and redemption price per share	n/a	$34.73	n/a
Class I
Net assets	$111,285,944	$504,130,614	$42,103,364
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.010	$0.010	$0.010
Shares outstanding	11,104,303	14,494,920	3,588,714
Net asset value and redemption price per share	$10.02	$34.78	$11.73
Class P
Net assets	$69,718,324	n/a	n/a
Shares authorized	unlimited	n/a	n/a
Par value	$0.010	n/a	n/a
Shares outstanding	6,780,221	n/a	n/a
Net asset value and redemption price per share	$10.28	n/a	n/a
Class R
Net assets	n/a	$343,743	n/a
Shares authorized	n/a	unlimited	n/a
Par value	n/a	$0.010	n/a
Shares outstanding	n/a	9,890	n/a
Net asset value and redemption price per share	n/a	$34.76	n/a
Class R6
Net assets	n/a	$41,837,609	$56,872,336
Shares authorized	n/a	unlimited	unlimited
Par value	n/a	$0.010	$0.010
Shares outstanding	n/a	1,202,922	4,847,410
Net asset value and redemption price per share	n/a	$34.78	$11.73
Class W
Net assets	n/a	$3,951,930	n/a
Shares authorized	n/a	unlimited	n/a
Par value	n/a	$0.010	n/a
Shares outstanding	n/a	113,632	n/a
Net asset value and redemption price per share	n/a	$34.78	n/a

(1)
Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $100,000 or more, the offering price is reduced.

†
Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended November 30, 2022 (Unaudited)

	Voya Large-Cap Growth Fund	Voya Large Cap Value Fund	Voya MidCap Opportunities Fund
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$3,240,250	$8,312,715	$2,527,318
Securities lending income, net	286	6,883	1,439
Total investment income	3,240,536	8,319,598	2,528,757
EXPENSES:
Investment management fees	2,044,597	2,510,184	2,898,096
Distribution and shareholder service fees:
Class A	136,599	511,204	303,205
Class C	47,210	29,492	44,586
Class R	2,083	2,035	5,698
Transfer agent fees:
Class A	88,360	151,159	197,003
Class C	7,635	2,180	7,231
Class I	135,941	27,561	193,221
Class R	673	301	1,854
Class R6	3,177	72	980
Class W	39,902	1,850	11,466
Shareholder reporting expense	4,575	10,980	24,531
Registration fees	56,945	53,893	55,831
Professional fees	40,260	24,372	35,282
Custody and accounting expense	70,455	43,920	47,425
Trustee fees	9,995	8,344	8,641
Miscellaneous expense	32,288	12,706	26,223
Interest expense	—	1,543	507
Total expenses	2,720,695	3,391,796	3,861,780
Waived and reimbursed fees	—	(195,087)	(239,687)
Net expenses	2,720,695	3,196,709	3,622,093
Net investment income (loss)	519,841	5,122,889	(1,093,336)
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(36,531,324)	777,719	(23,527,448)
Foreign currency related transactions	—	36,929	—
Net realized gain (loss)	(36,531,324)	814,648	(23,527,448)
Net change in unrealized appreciation (depreciation) on:
Investments	26,890,968	7,692,748	72,896,022
Foreign currency related transactions	—	(116)	—
Net change in unrealized appreciation (depreciation)	26,890,968	7,692,632	72,896,022
Net realized and unrealized gain (loss)	(9,640,356)	8,507,280	49,368,574
Increase (decrease) in net assets resulting from operations	$(9,120,515)	$13,630,169	$48,275,238
* Foreign taxes withheld	$2,103	$1,441	$5,024
See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended November 30, 2022 (Unaudited)

	Voya Multi- Manager Mid Cap Value Fund	Voya Small Cap Growth Fund	Voya U.S. High Dividend Low Volatility Fund
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$1,891,944	$1,149,064	$1,552,790
Securities lending income, net	2,011	—	22,664
Total investment income	1,893,955	1,149,064	1,575,454
EXPENSES:
Investment management fees	617,042	1,940,995	149,796
Distribution and shareholder service fees:
Class A	—	18,884	6,469
Class C	—	4,844	—
Class R	—	271	—
Transfer agent fees:
Class A	—	8,176	12,948
Class C	—	524	—
Class I	5,135	181,707	843
Class P	706	—	—
Class R	—	59	—
Class R6	—	95	608
Class W	—	597	—
Shareholder reporting expense	732	10,065	549
Registration fees	25,193	19,998	30,633
Professional fees	11,382	21,960	5,856
Custody and accounting expense	30,780	32,940	10,065
Trustee fees	2,199	7,686	1,288
Offering expense	—	60,165	—
Licensing fee (Note 7)	6,821	—	—
Miscellaneous expense	8,608	25,788	6,294
Interest expense	—	40	—
Total expenses	708,598	2,334,794	225,349
Waived and reimbursed fees	(253,259)	(58,532)	(56,156)
Net expenses	455,339	2,276,262	169,193
Net investment income (loss)	1,438,616	(1,127,198)	1,406,261
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	564,831	(28,091,498)	1,763,134
Foreign currency related transactions	—	234	—
Net realized gain (loss)	564,831	(28,091,264)	1,763,134
Net change in unrealized appreciation (depreciation) on:
Investments	1,427,642	49,843,123	636,981
Foreign currency related transactions	—	258	—
Net change in unrealized appreciation (depreciation)	1,427,642	49,843,381	636,981
Net realized and unrealized gain	1,992,473	21,752,117	2,400,115
Increase in net assets resulting from operations	$3,431,089	$20,624,919	$3,806,376
* Foreign taxes withheld	$533	$12,552	$509
See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Large-Cap Growth Fund		Voya Large Cap Value Fund
	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022
FROM OPERATIONS:
Net investment income (loss)	$519,841	$(1,358,793)	$5,122,889	$8,023,115
Net realized gain (loss)	(36,531,324)	216,123,483	814,648	92,356,285
Net change in unrealized appreciation (depreciation)	26,890,968	(309,590,048)	7,692,632	(66,769,152)
Increase (decrease) in net assets resulting from operations	(9,120,515)	(94,825,358)	13,630,169	33,610,248
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	—	(24,658,290)	(2,643,195)	(64,593,911)
Class C	—	(3,288,215)	(16,132)	(876,525)
Class I	—	(122,728,147)	(1,640,024)	(36,338,382)
Class P3*	—	(447)	(8)	(419)
Class R	—	(174,404)	(4,385)	(142,709)
Class R6	—	(26,251,441)	(138,386)	(2,473,476)
Class W	—	(11,020,316)	(34,290)	(660,982)
Total distributions	—	(188,121,260)	(4,476,420)	(105,086,404)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	74,081,246	213,171,480	24,757,723	75,635,423
Reinvestment of distributions	—	185,124,262	4,284,224	100,428,935
	74,081,246	398,295,742	29,041,947	176,064,358
Cost of shares redeemed	(117,406,716)	(666,779,833)	(49,089,372)	(147,492,639)
Net increase (decrease) in net assets resulting from capital share transactions	(43,325,470)	(268,484,091)	(20,047,425)	28,571,719
Net decrease in net assets	(52,445,985)	(551,430,709)	(10,893,676)	(42,904,437)
NET ASSETS:
Beginning of year or period	846,103,416	1,397,534,125	716,500,530	759,404,967
End of year or period	$793,657,431	$846,103,416	$705,606,854	$716,500,530

*
Class P3 was fully redeemed on September 9, 2022.

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya MidCap Opportunities Fund		Voya Multi-Manager Mid Cap Value Fund
	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022
FROM OPERATIONS:
Net investment income (loss)	$(1,093,336)	$(6,617,424)	$1,438,616	$2,823,539
Net realized gain (loss)	(23,527,448)	93,602,587	564,831	38,296,785
Net change in unrealized appreciation (depreciation)	72,896,022	(282,133,318)	1,427,642	(43,779,668)
Increase (decrease) in net assets resulting from operations	48,275,238	(195,148,155)	3,431,089	(2,659,344)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	—	(80,007,971)	—	—
Class C	—	(6,169,612)	—	—
Class I	—	(95,141,473)	—	(18,826,165)
Class P	—	—	—	(10,346,472)
Class P3*	—	(531)	—	(442)
Class R	—	(682,966)	—	—
Class R6	—	(26,599,826)	—	—
Class W	—	(15,443,884)	—	—
Total distributions	—	(224,046,263)	—	(29,173,079)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	35,931,207	207,755,327	13,777,537	28,231,898
Reinvestment of distributions	—	192,134,385	—	29,173,080
	35,931,207	399,889,712	13,777,537	57,404,978
Cost of shares redeemed	(135,501,065)	(352,727,938)	(21,848,002)	(118,604,080)
Net increase (decrease) in net assets resulting from capital share transactions	(99,569,858)	47,161,774	(8,070,465)	(61,199,102)
Net decrease in net assets	(51,294,620)	(372,032,644)	(4,639,376)	(93,031,525)
NET ASSETS:
Beginning of year or period	757,629,142	1,129,661,786	185,643,644	278,675,169
End of year or period	$706,334,522	$757,629,142	$181,004,268	$185,643,644

*
Class P3 was fully redeemed on September 9, 2022.

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Small Cap Growth Fund
	Six Months Ended November 30, 2022 (Unaudited)	October 1, 2021 to May 31, 2022(1)	Year Ended September 30, 2021
FROM OPERATIONS:
Net investment (loss)	$(1,127,198)	$(1,835,871)	$(3,201,356)
Net realized gain	(28,091,264)	20,984,540	100,740,789
Net change in unrealized appreciation (depreciation)	49,843,380	(111,865,748)	55,079,334
Increase (decrease) in net assets resulting from operations	20,624,918	(92,717,079)	152,618,767
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class I(2)	—	(88,990,928)	(28,271,294)
Total distributions	—	(88,990,928)	(28,271,294)
FROM CAPITAL SHARE TRANSACTIONS(3):
Net proceeds from sale of shares	108,801,358	61,497,857	84,906,869
Proceeds from shares issued in merger (Note 15)	91,620,459	—	—
Reinvestment of distributions	—	87,154,479	27,824,008
	200,421,817	148,652,336	112,730,877
Cost of shares redeemed	(38,517,826)	(42,549,863)	(104,387,540)
Net increase in net assets resulting from capital share transactions	161,903,991	106,102,473	8,343,337
Net increase (decrease) in net assets	182,528,909	(75,605,534)	132,690,810
NET ASSETS:
Beginning of year or period	426,159,786	501,765,320	369,074,510
End of year or period	$608,688,695	$426,159,786	$501,765,320

(1)
Effective close of business April 1, 2022, the fiscal year-end was changed from September 30 to May 31.

(2)
For the fiscal year ended September 30, 2021, the Fund did not have a class designation.

(3)
There was no net impact on the operations of the Fund as a result of the reorganization that occurred close of business April 1, 2022. See Note 10 for more information.

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya U.S. High Dividend Low Volatility Fund
	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022
FROM OPERATIONS:
Net investment income (loss)	$1,406,261	$2,613,468
Net realized gain (loss)	1,763,134	18,756,084
Net change in unrealized appreciation (depreciation)	636,981	(13,742,272)
Increase (decrease) in net assets resulting from operations	3,806,376	7,627,280
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(54,901)	(354,838)
Class I	(486,002)	(17,288,350)
Class P3*	(15)	(856)
Class R6	(689,482)	(15,793,093)
Total distributions	(1,230,400)	(33,437,137)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	11,617,232	42,939,884
Reinvestment of distributions	1,229,724	33,436,087
	12,846,956	76,375,971
Cost of shares redeemed	(16,013,924)	(64,062,081)
Net increase (decrease) in net assets resulting from capital share transactions	(3,166,968)	12,313,890
Net increase (decrease) in net assets	(590,992)	(13,495,967)
NET ASSETS:
Beginning of year or period	106,144,980	119,640,947
End of year or period	$105,553,988	$106,144,980

*
Class P3 was fully redeemed on September 9, 2022.

See Accompanying Notes to Financial Statements

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expense net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Large-Cap Growth Fund
Class A
11-30-22+	37.85	(0.03)•	(0.40)	(0.43)	—	—	—	—	—	37.42	(1.14)	0.98	0.98	0.98	(0.17)	107,154	20
05-31-22	51.32	(0.20)•	(4.26)	(4.46)	—	9.01	—	9.01	—	37.85	(12.50)	0.97	0.97	0.97	(0.40)	115,265	76
05-31-21	44.45	(0.13)•	13.62	13.49	—	6.62	—	6.62	—	51.32	31.23	0.96	0.96	0.96	(0.26)	139,465	93
05-31-20	38.36	0.03	8.04	8.07	0.15	1.83	—	1.98	—	44.45	21.30	0.96	1.04	1.04	0.06	104,447	83
05-31-19	38.75	0.12	2.02	2.14	0.01	2.52	—	2.53	—	38.36	6.11	0.95	1.04	1.04	0.31	80,328	95
05-31-18	35.17	0.07	5.68	5.75	0.06	2.11	—	2.17	—	38.75	16.63	1.10	1.06	1.06	0.17	77,434	90
Class C
11-30-22+	28.22	(0.13)•	(0.30)	(0.43)	—	—	—	—	—	27.79	(1.52)	1.73	1.73	1.73	(0.93)	8,279	20
05-31-22	40.58	(0.46)•	(2.89)	(3.35)	—	9.01	—	9.01	—	28.22	(13.13)	1.72	1.72	1.72	(1.16)	10,879	76
05-31-21	36.52	(0.41)•	11.09	10.68	—	6.62	—	6.62	—	40.58	30.25	1.71	1.71	1.71	(1.01)	21,109	93
05-31-20	31.92	(0.23)	6.66	6.43	—	1.83	—	1.83	—	36.52	20.41	1.71	1.79	1.79	(0.68)	20,630	83
05-31-19	32.92	(0.14)	1.66	1.52	—	2.52	—	2.52	—	31.92	5.28	1.70	1.79	1.79	(0.43)	32,386	95
05-31-18	30.33	(0.18)	4.88	4.70	—	2.11	—	2.11	—	32.92	15.79	1.83	1.81	1.81	(0.58)	31,850	90
Class I
11-30-22+	44.26	0.04•	(0.46)	(0.42)	—	—	—	—	—	43.84	(0.95)	0.62	0.62	0.62	0.19	535,886	20
05-31-22	58.45	(0.03)•	(5.15)	(5.18)	0.00*	9.01	—	9.01	—	44.26	(12.19)	0.61	0.61	0.61	(0.05)	577,160	76
05-31-21	49.83	0.04•	15.32	15.36	0.12	6.62	—	6.74	—	58.45	31.64	0.61	0.63	0.63	0.07	851,822	93
05-31-20	42.73	0.21•	9.00	9.21	0.28	1.83	—	2.11	—	49.83	21.80	0.59	0.66	0.66	0.44	671,609	83
05-31-19	42.89	0.29	2.24	2.53	0.17	2.52	—	2.69	—	42.73	6.47	0.59	0.66	0.66	0.70	600,368	95
05-31-18	38.68	0.23•	6.27	6.50	0.18	2.11	—	2.29	—	42.89	17.10	0.73	0.68	0.68	0.56	513,009	90
Class R
11-30-22+	42.84	(0.09)•	(0.46)	(0.55)	—	—	—	—	—	42.29	(1.28)	1.23	1.23	1.23	(0.41)	738	20
05-31-22	57.15	(0.36)•	(4.94)	(5.30)	—	9.01	—	9.01	—	42.84	(12.71)	1.22	1.22	1.22	(0.65)	858	76
05-31-21	49.02	(0.28)•	15.03	14.75	—	6.62	—	6.62	—	57.15	30.87	1.21	1.21	1.21	(0.51)	1,018	93
05-31-20	42.09	(0.09)•	8.85	8.76	—	1.83	—	1.83	—	49.02	21.02	1.21	1.29	1.29	(0.19)	861	83
05-31-19	42.36	0.02	2.23	2.25	—	2.52	—	2.52	—	42.09	5.84	1.20	1.29	1.29	0.07	1,082	95
05-31-18	38.30	(0.04)	6.21	6.17	—	2.11	—	2.11	—	42.36	16.36	1.33	1.31	1.31	(0.08)	935	90
Class R6
11-30-22+	44.34	0.05•	(0.47)	(0.42)	—	—	—	—	—	43.92	(0.95)	0.57	0.57	0.57	0.24	94,650	20
05-31-22	58.51	(0.01)•	(5.15)	(5.16)	0.00*	9.01	—	9.01	—	44.34	(12.13)	0.56	0.56	0.56	(0.02)	89,841	76
05-31-21	49.87	0.08•	15.33	15.41	0.15	6.62	—	6.77	—	58.51	31.74	0.55	0.55	0.55	0.14	306,068	93
05-31-20	42.76	0.24•	9.01	9.25	0.31	1.83	—	2.14	—	49.87	21.88	0.55	0.58	0.58	0.52	272,040	83
05-31-19	42.90	0.36•	2.22	2.58	0.20	2.52	—	2.72	—	42.76	6.60	0.55	0.58	0.58	0.85	294,339	95
05-31-18	38.67	0.25•	6.29	6.54	0.20	2.11	—	2.31	—	42.90	17.18	0.61	0.60	0.60	0.61	43,120	90
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expense net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Large-Cap Growth Fund (continued)
Class W
11-30-22+	42.57	0.02•	(0.45)	(0.43)	—	—	—	—	—	42.14	(1.01)	0.73	0.73	0.73	0.08	46,951	20
05-31-22	56.58	(0.08)•	(4.92)	(5.00)	—	9.01	—	9.01	—	42.57	(12.28)	0.72	0.72	0.72	(0.15)	52,098	76
05-31-21	48.42	0.01•	14.86	14.87	0.09	6.62	—	6.71	—	56.58	31.55	0.71	0.71	0.71	0.01	78,049	93
05-31-20	41.60	0.16•	8.74	8.90	0.25	1.83	—	2.08	—	48.42	21.64	0.71	0.79	0.79	0.35	73,288	83
05-31-19	41.79	0.21•	2.20	2.41	0.08	2.52	—	2.60	—	41.60	6.32	0.70	0.79	0.79	0.50	11,341	95
05-31-18	37.75	0.17•	6.12	6.29	0.14	2.11	—	2.25	—	41.79	16.95	0.83	0.81	0.81	0.42	17,220	90
Voya Large Cap Value Fund
Class A
11-30-22+	11.89	0.08•	0.15	0.23	0.07	—	—	0.07	—	12.05	2.04	1.12	1.07	1.07	1.42	432,141	37
05-31-22	13.25	0.12•	0.45	0.57	0.10	1.83	—	1.93	—	11.89	4.48	1.15	1.10	1.10	0.95	439,016	57
05-31-21	9.74	0.12•	4.39	4.51	0.16	0.84	—	1.00	—	13.25	48.66	1.16	1.10	1.10	1.09	452,381	94
05-31-20	11.04	0.17	(0.34)	(0.17)	0.21	0.92	—	1.13	—	9.74	(2.79)	1.19	1.10	1.10	1.55	331,769	154
05-31-19	12.09	0.19	(0.06)	0.13	0.17	1.01	—	1.18	—	11.04	1.51	1.18	1.10	1.10	1.60	362,398	90
05-31-18	12.64	0.18	0.62	0.80	0.19	1.16	—	1.35	—	12.09	6.27	1.17	1.10	1.10	1.42	386,969	85
Class C
11-30-22+	11.88	0.04•	0.15	0.19	0.03	—	—	0.03	—	12.04	1.63	1.87	1.82	1.82	0.71	6,126	37
05-31-22	13.25	0.02•	0.46	0.48	0.02	1.83	—	1.84	—	11.88	3.72	1.90	1.85	1.85	0.16	6,143	57
05-31-21	9.74	0.04•	4.38	4.42	0.07	0.84	—	0.91	—	13.25	47.49	1.91	1.85	1.85	0.37	10,327	94
05-31-20	11.02	0.08•	(0.32)	(0.24)	0.12	0.92	—	1.04	—	9.74	(3.44)	1.94	1.85	1.85	0.73	13,664	154
05-31-19	12.05	0.11	(0.06)	0.05	0.07	1.01	—	1.08	—	11.02	0.81	1.93	1.85	1.85	0.84	39,550	90
05-31-18	12.61	0.09	0.61	0.70	0.10	1.16	—	1.26	—	12.05	5.38	1.92	1.85	1.85	0.67	53,290	85
Class I
11-30-22+	13.39	0.11•	0.17	0.28	0.09	—	—	0.09	—	13.58	2.18	0.82	0.76	0.76	1.73	242,186	37
05-31-22	14.68	0.18•	0.50	0.68	0.14	1.83	—	1.97	—	13.39	4.82	0.81	0.76	0.76	1.27	245,169	57
05-31-21	10.70	0.18•	4.83	5.01	0.19	0.84	—	1.03	—	14.68	49.13	0.82	0.76	0.76	1.43	271,656	94
05-31-20	12.03	0.22	(0.39)	(0.17)	0.24	0.92	—	1.16	—	10.70	(2.48)	0.84	0.76	0.76	1.90	230,991	154
05-31-19	13.07	0.25	(0.05)	0.20	0.23	1.01	—	1.24	—	12.03	1.95	0.84	0.76	0.76	1.94	214,877	90
05-31-18	13.57	0.24	0.66	0.90	0.24	1.16	—	1.40	—	13.07	6.55	0.84	0.76	0.76	1.76	242,245	85
Class R
11-30-22+	11.93	0.07•	0.15	0.22	0.06	—	—	0.06	—	12.09	1.92	1.37	1.27	1.27	1.22	857	37
05-31-22	13.29	0.09•	0.45	0.54	0.07	1.83	—	1.90	—	11.93	4.23	1.40	1.30	1.30	0.72	886	57
05-31-21	9.76	0.10•	4.40	4.50	0.13	0.84	—	0.97	—	13.29	48.48	1.41	1.30	1.30	0.88	1,032	94
05-31-20	11.06	0.14•	(0.35)	(0.21)	0.17	0.92	—	1.09	—	9.76	(3.11)	1.44	1.33	1.33	1.27	736	154
05-31-19	12.07	0.16•	(0.04)	0.12	0.12	1.01	—	1.13	—	11.06	1.44	1.43	1.32	1.32	1.38	1,297	90
05-31-18	12.63	0.16	0.60	0.76	0.16	1.16	—	1.32	—	12.07	5.93	1.42	1.31	1.31	1.20	3,785	85
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expense net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Large Cap Value Fund (continued)
Class R6
11-30-22+	13.36	0.11•	0.17	0.28	0.09	—	—	0.09	—	13.55	2.20	0.79	0.74	0.74	1.74	19,028	37
05-31-22	14.65	0.18•	0.50	0.68	0.14	1.83	—	1.97	—	13.36	4.84	0.79	0.74	0.74	1.30	20,126	57
05-31-21	10.68	0.18•	4.82	5.00	0.19	0.84	—	1.03	—	14.65	49.15	0.80	0.74	0.74	1.45	18,739	94
05-31-20	12.01	0.22•	(0.38)	(0.16)	0.25	0.92	—	1.17	—	10.68	(2.47)	0.80	0.74	0.74	1.82	14,936	154
05-31-19	13.06	0.26	(0.07)	0.19	0.23	1.01	—	1.24	—	12.01	1.90	0.80	0.74	0.74	1.96	106,327	90
05-31-18	13.55	0.24	0.67	0.91	0.24	1.16	—	1.40	—	13.06	6.66	0.80	0.74	0.74	1.77	165,612	85
Class W
11-30-22+	13.37	0.11•	0.17	0.28	0.09	—	—	0.09	—	13.56	2.15	0.87	0.82	0.82	1.71	5,269	37
05-31-22	14.66	0.17•	0.50	0.67	0.13	1.83	—	1.96	—	13.37	4.73	0.90	0.85	0.85	1.20	5,157	57
05-31-21	10.69	0.17•	4.82	4.99	0.18	0.84	—	1.02	—	14.66	48.94	0.91	0.85	0.85	1.35	5,267	94
05-31-20	12.01	0.22•	(0.39)	(0.17)	0.23	0.92	—	1.15	—	10.69	(2.50)	0.94	0.85	0.85	1.79	4,762	154
05-31-19	13.03	0.23•	(0.04)	0.19	0.20	1.01	—	1.21	—	12.01	1.92	0.93	0.85	0.85	1.81	6,265	90
05-31-18	13.53	0.23	0.65	0.88	0.22	1.16	—	1.38	—	13.03	6.46	0.92	0.85	0.85	1.67	13,689	85
Voya MidCap Opportunities Fund
Class A
11-30-22+	14.66	(0.04)•	1.10	1.06	—	—	—	—	—	15.72	7.23	1.31	1.25	1.25	(0.51)	249,783	23
05-31-22	23.82	(0.17)•	(3.32)	(3.49)	—	5.67	—	5.67	—	14.66	(20.04)	1.23	1.21	1.21	(0.81)	246,265	62
05-31-21	20.41	(0.20)•	8.70	8.50	—	5.09	—	5.09	—	23.82	43.16	1.27	1.25	1.25	(0.87)	346,695	82
05-31-20	19.28	(0.07)	2.67	2.60	—	1.47	—	1.47	—	20.41	13.68	1.28	1.27	1.27	(0.34)	275,279	92
05-31-19	22.97	(0.07)	0.31	0.24	—	3.93	—	3.93	—	19.28	2.97	1.26	1.26	1.26	(0.36)	277,900	103
05-31-18	23.52	(0.11)	3.05	2.94	—	3.49	—	3.49	—	22.97	13.13	1.26	1.26	1.26	(0.42)	266,052	102
Class C
11-30-22+	6.49	(0.04)•	0.48	0.44	—	—	—	—	—	6.93	6.78	2.06	2.00	2.00	(1.27)	8,859	23
05-31-22	13.68	(0.18)•	(1.34)	(1.52)	—	5.67	—	5.67	—	6.49	(20.58)	1.98	1.96	1.96	(1.58)	9,451	62
05-31-21	13.41	(0.23)•	5.59	5.36	—	5.09	—	5.09	—	13.68	42.15	2.02	2.00	2.00	(1.62)	23,803	82
05-31-20	13.22	(0.14)•	1.80	1.66	—	1.47	—	1.47	—	13.41	12.81	2.03	2.02	2.02	(1.04)	27,377	92
05-31-19	17.21	(0.18)	0.12	(0.06)	—	3.93	—	3.93	—	13.22	2.14	2.01	2.01	2.01	(1.12)	56,335	103
05-31-18	18.55	(0.21)•	2.36	2.15	—	3.49	—	3.49	—	17.21	12.33	2.01	2.01	2.01	(1.18)	83,124	102
Class I
11-30-22+	19.54	(0.02)•	1.46	1.44	—	—	—	—	—	20.98	7.37	1.01	0.93	0.93	(0.20)	333,126	23
05-31-22	29.83	(0.14)•	(4.48)	(4.62)	—	5.67	—	5.67	—	19.54	(19.77)	0.93	0.91	0.91	(0.51)	346,729	62
05-31-21	24.53	(0.16)•	10.55	10.39	—	5.09	—	5.09	—	29.83	43.65	0.94	0.92	0.92	(0.55)	504,762	82
05-31-20	22.84	(0.01)	3.17	3.16	—	1.47	—	1.47	—	24.53	14.01	0.98	0.97	0.97	(0.01)	431,603	92
05-31-19	26.35	(0.02)	0.44	0.42	—	3.93	—	3.93	—	22.84	3.30	0.96	0.97	0.97	(0.08)	580,296	103
05-31-18	26.44	(0.04)	3.44	3.40	—	3.49	—	3.49	—	26.35	13.44	0.98	0.98	0.98	(0.15)	716,855	102
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expense net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya MidCap Opportunities Fund (continued)
Class R
11-30-22+	13.71	(0.05)•	1.02	0.97	—	—	—	—	—	14.68	7.08	1.56	1.50	1.50	(0.77)	2,163	23
05-31-22	22.68	(0.21)•	(3.09)	(3.30)	—	5.67	—	5.67	—	13.71	(20.23)	1.48	1.46	1.46	(1.05)	2,241	62
05-31-21	19.65	(0.25)•	8.37	8.12	—	5.09	—	5.09	—	22.68	42.86	1.52	1.50	1.50	(1.12)	3,388	82
05-31-20	18.66	(0.11)•	2.57	2.46	—	1.47	—	1.47	—	19.65	13.38	1.53	1.52	1.52	(0.58)	2,743	92
05-31-19	22.42	(0.14)	0.31	0.17	—	3.93	—	3.93	—	18.66	2.70	1.51	1.51	1.51	(0.62)	3,021	103
05-31-18	23.09	(0.14)	2.96	2.82	—	3.49	—	3.49	—	22.42	12.84	1.51	1.51	1.51	(0.68)	3,757	102
Class R6
11-30-22+	19.87	(0.01)•	1.48	1.47	—	—	—	—	—	21.34	7.40	0.89	0.83	0.83	(0.10)	98,880	23
05-31-22	30.22	(0.12)•	(4.56)	(4.68)	—	5.67	—	5.67	—	19.87	(19.71)	0.85	0.83	0.83	(0.43)	95,140	62
05-31-21	24.78	(0.14)•	10.67	10.53	—	5.09	—	5.09	—	30.22	43.78	0.86	0.84	0.84	(0.47)	162,052	82
05-31-20	23.04	0.02	3.19	3.21	—	1.47	—	1.47	—	24.78	14.11	0.87	0.86	0.86	0.08	133,027	92
05-31-19	26.51	0.01	0.45	0.46	—	3.93	—	3.93	—	23.04	3.43	0.85	0.85	0.85	0.04	153,726	103
05-31-18	26.56	(0.01)	3.45	3.44	—	3.49	—	3.49	—	26.51	13.54	0.87	0.87	0.87	(0.03)	134,196	102
Class W
11-30-22+	18.95	(0.02)•	1.40	1.38	—	—	—	—	—	20.33	7.28	1.06	1.00	1.00	(0.25)	13,523	23
05-31-22	29.11	(0.15)•	(4.34)	(4.49)	—	5.67	—	5.67	—	18.95	(19.82)	0.98	0.96	0.96	(0.56)	57,800	62
05-31-21	24.05	(0.17)•	10.32	10.15	—	5.09	—	5.09	—	29.11	43.51	1.02	1.00	1.00	(0.61)	88,959	82
05-31-20	22.43	(0.02)	3.11	3.09	—	1.47	—	1.47	—	24.05	13.95	1.03	1.02	1.02	(0.08)	82,191	92
05-31-19	25.96	(0.03)	0.43	0.40	—	3.93	—	3.93	—	22.43	3.26	1.01	1.01	1.01	(0.12)	108,707	103
05-31-18	26.11	(0.04)	3.38	3.34	—	3.49	—	3.49	—	25.96	13.38	1.01	1.01	1.01	(0.18)	136,705	102
Voya Multi-Manager Mid Cap Value Fund
Class I
11-30-22+	9.84	0.06•	0.12	0.18	—	—	—	—	—	10.02	1.83	0.81	0.78	0.78	1.39	111,286	16
05-31-22	11.72	0.11•	(0.31)	(0.20)	0.15	1.53	—	1.69	—	9.84	(2.44)	0.79	0.78	0.78	0.95	116,274	30
05-31-21	7.83	0.09•	4.22	4.31	0.10	0.32	—	0.42	—	11.72	56.34(4)	0.79	0.78	0.78	0.93	175,387	47
05-31-20	9.26	0.12	(0.55)	(0.43)	0.12	0.88	—	1.00	—	7.83	(6.73)	0.88	0.83	0.83	1.26	106,294	63
05-31-19	11.99	0.12	(1.15)	(1.03)	0.13	1.57	—	1.70	—	9.26	(7.77)	0.92	0.88	0.88	1.04	113,560	36
05-31-18	11.38	0.11	1.34	1.45	0.09	0.75	—	0.84	—	11.99	12.91	0.86	0.84	0.84	0.83	180,650	26
Class P
11-30-22+	10.07	0.10•	0.11	0.21	—	—	—	—	—	10.28	2.09	0.80	0.08	0.08	2.03	69,718	16
05-31-22	11.87	0.18•	(0.30)	(0.12)	0.15	1.53	—	1.69	—	10.07	(1.68)	0.79	0.06	0.06	1.64	69,366	30
05-31-21	7.91	0.16•	4.23	4.39	0.11	0.32	—	0.43	—	11.87	56.66(4)	0.79	0.08	0.08	1.58	103,285	47
05-31-20	9.27	0.18	(0.54)	(0.36)	0.12	0.88	—	1.00	—	7.91	(5.97)	2.05	0.15	0.15	1.91	3	63
02-28-19(5) - 05-31-19	9.86	0.04•	(0.63)	(0.59)	—	—	—	—	—	9.27	(5.98)	1.99	0.15	0.15	1.77	3	36
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expense net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Small Cap Growth Fund(6)
Class A
10-07-22(5) - 11-30-22+	32.13	(0.03)•	2.67	2.64	—	—	—	—	—	34.77	8.22	1.22	1.18	1.18	(0.64)	54,905	46
Class C
10-07-22(5) - 11-30-22+	32.13	(0.07)•	2.67	2.60	—	—	—	—	—	34.73	8.09	1.97	1.93	1.93	(1.39)	3,520	46
Class I(7)
11-30-22+	33.86	(0.08)•	1.00	0.92	—	—	—	—	—	34.78	2.72	0.96	0.93	0.93	(0.47)	504,131	46
10-01-21 - 05-31-22	49.63	(0.16)•	(6.98)	(7.14)	—	8.63	—	8.63	—	33.86	(18.31)	0.93	0.93	0.93	(0.57)	426,157	61
09-30-21	37.26	(0.32)•	15.61	15.29	—	2.92	—	2.92	—	49.63	42.36	0.93	0.93	0.93	(0.68)	502	84
09-30-20	34.36	(0.17)•	3.58	3.41	—	0.51	—	0.51	—	37.26	9.99	0.94	0.94	0.94	(0.53)	369	111
09-30-19	40.76	(0.12)•	(2.17)	(2.29)	—	4.11	—	4.11	—	34.36	(3.92)	0.93	0.93	0.93	(0.37)	433	121
09-30-18	37.62	(0.20)•	8.74	8.54	—	5.40	—	5.40	—	40.76	26.09	0.93	0.93	0.93	(0.55)	453	126
Class R
10-07-22(5) - 11-30-22+	32.13	(0.05)•	2.68	2.63	—	—	—	—	—	34.76	8.19	1.47	1.43	1.43	(0.94)	344	46
Class R6
11-30-22+	33.84	(0.05)•	0.99	0.94	—	—	—	—	—	34.78	2.78	0.88	0.85	0.85	(0.27)	41,838	46
04-04-22(5) - 05-31-22	39.17	(0.05)•	(5.28)	(5.33)	—	—	—	—	—	33.84	(13.61)	2.10	0.85	0.85	(0.97)	3	61
Class W
10-07-22(5) - 11-30-22+	32.13	(0.02)•	2.67	2.65	—	—	—	—	—	34.78	8.25	0.97	0.93	0.93	(0.39)	3,952	46
Voya U.S. High Dividend Low Volatility Fund
Class A
11-30-22+	11.39	0.13•	0.25	0.38	0.12	—	—	0.12	—	11.65	3.43	1.13	0.60	0.60	2.44	6,578	35
05-31-22	14.33	0.23•	0.73	0.96	0.25	3.65	—	3.90	—	11.39	6.29	1.14	0.60	0.60	1.88	3,953	91
05-31-21	11.05	0.21•	3.34	3.55	0.27	—	—	0.27	—	14.33	32.50	1.23	0.72	0.72	1.72	916	97
05-31-20	11.31	0.23	(0.07)	0.16	0.28	0.14	—	0.42	—	11.05	1.29	1.26	0.80	0.80	2.07	766	61
05-31-19	11.51	0.25•	0.16	0.41	0.20	0.41	—	0.61	—	11.31	3.87	1.26	0.80	0.80	2.19	281	62
05-31-18	10.74	0.24•	1.02	1.26	0.30	0.19	—	0.49	—	11.51	11.77	1.71	0.80	0.80	2.09	130	33
Class I
11-30-22+	11.47	0.15•	0.24	0.39	0.13	—	—	0.13	—	11.73	3.53	0.40	0.32	0.32	2.74	42,103	35
05-31-22	14.39	0.28•	0.73	1.01	0.28	3.65	—	3.93	—	11.47	6.67	0.40	0.33	0.33	2.13	40,516	91
05-31-21	11.10	0.25•	3.35	3.60	0.31	—	—	0.31	—	14.39	32.84	0.49	0.46	0.46	2.01	64,631	97
05-31-20	11.36	0.28•	(0.09)	0.19	0.31	0.14	—	0.45	—	11.10	1.57	0.51	0.51	0.51	2.33	101,037	61
05-31-19	11.55	0.26	0.20	0.46	0.24	0.41	—	0.65	—	11.36	4.28	0.51	0.52	0.52	2.39	299,079	62
05-31-18	10.77	0.31•	0.99	1.30	0.33	0.19	—	0.52	—	11.55	12.09	0.78	0.55	0.55	2.76	155,151	33
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expense net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya U.S. High Dividend Low Volatility Fund (continued)
Class R6
11-30-22+	11.47	0.15•	0.24	0.39	0.13	—	—	0.13	—	11.73	3.54	0.40	0.32	0.32	2.74	56,872	35
05-31-22	14.39	0.28•	0.73	1.01	0.28	3.65	—	3.93	—	11.47	6.68	0.39	0.32	0.32	2.15	61,673	91
05-31-21	11.10	0.25•	3.35	3.60	0.31	—	—	0.31	—	14.39	32.85	0.49	0.45	0.45	2.02	54,091	97
09-30-19(5) - 05-31-20	12.29	0.18•	(1.00)	(0.82)	0.23	0.14	—	0.37	—	11.10	(6.71)	0.51	0.51	0.51	2.25	92,638	61

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

(3)
Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.

(4)
Excluding a payment by affiliate in the fiscal year ended May 31, 2021, the total return for Multi-Manager Mid Cap Value would have been 56.13%, 56.45% and 56.26% on Classes I, P and P3, respectively.

(5)
Commencement of operations.

(6)
Prior to the close of business April 1, 2022, Voya Small Cap Growth Fund operated under a different name and investment adviser. Please see Note 1 for more information regarding the predecessor fund and the reorganization. Effective close of business April 1, 2022, the fiscal year end was changed from September 30 to May 31. For the fiscal years ended September 30, 2017, 2018, 2019, 2020 and 2021, the information presented was audited by a different independent registered public accounting firm and the net assets are expressed in millions. For the periods ended May 31, 2022 and November 30, 2022, the net assets are expressed in thousands.

(7)
Effective close of business April 1, 2022, the shares of the predecessor fund were redesignated as Class I shares of Voya Small Cap Growth Fund. Please see Note 1 for more information.

+
Unaudited.

•
Calculated using average number of shares outstanding throughout the year or period.

*
Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS as of November 30, 2022 (Unaudited)

NOTE 1 — ORGANIZATION
Voya Equity Trust (the “Trust”) is a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end investment management company. The Trust was organized on June 12, 1998 and consists of ten separate active investment series. This report is for: Voya Large-Cap Growth Fund (“Large-Cap Growth”), Voya Large Cap Value Fund (“Large Cap Value”), Voya MidCap Opportunities Fund (“MidCap Opportunities”), Voya Multi-Manager Mid Cap Value Fund (“Multi-Manager Mid Cap Value”), Voya Small Cap Growth Fund (“Small Cap Growth”), and Voya U.S. High Dividend Low Volatility Fund (“U.S. High Dividend Low Volatility”) (each, a “Fund” and collectively, the “Funds”). Each Fund, except Large-Cap Growth, is a diversified series of the Trust. Large-Cap Growth is a non-diversified series of the Trust.
Each Fund offers at least two or more of the following classes of shares: Class A, Class C, Class I, Class P, Class R, Class R6, and Class W. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees (if any), shareholder servicing fees (if any) and transfer agency fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a fund and earn income and realized gains/losses from a fund pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a fund or a class are charged directly to that fund or class. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder servicing fees, if applicable, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.
Class C shares, along with their pro rata reinvested dividend shares, automatically convert to Class A shares eight years after purchase.
Small Cap Growth acquired all of the assets and liabilities of TCM Small Cap Growth Fund (the “Predecessor Fund’) pursuant to an agreement and plan of reorganization (the “Reorganization”) effective close of business April 1, 2022. The Predecessor Fund was a diversified series of
Professionally Managed Portfolios (“PMP Trust”), a Massachusetts business trust. The previous fiscal year end of the Predecessor Fund was September 30, 2021. Effective with the reorganization, the fiscal year end of the Fund was changed from September 30 to May 31.
The prior year financial statements of Small Cap Growth reflect the historical results of the Predecessor Fund, which did not have a share class designation prior to the Reorganization. Upon completion of the Reorganization, Class I shares of the Fund assumed the performance, financial and other information of the Predecessor Fund’s shares. All information and references to the period prior to the close of business April 1, 2022 refer to the Predecessor Fund.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Funds. Voya Investments has engaged Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, to serve as sub-adviser to certain of the Funds. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Funds.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements. Each Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. Each Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of the Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The NAV per share of each class of each Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Fund is closed for business, Fund shares will not be priced and the Fund does not transact purchase and redemption orders. To the extent a Fund’s assets are traded in other markets on days when the Fund does not price its shares, the value of the Fund’s assets will likely change and you will not be able to purchase or redeem shares of the Fund.

NOTES TO FINANCIAL STATEMENTS as of November 30, 2022 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which a Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.
When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Fund assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of each Fund’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or each Fund’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine the Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund.
The Funds’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 — quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date.
Level 2 — inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).
Level 3 — unobservable inputs (including the fund’s own assumptions in determining fair value).
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
A table summarizing each Fund’s investments under these levels of classification is included within the Portfolio of Investments.
Each investment asset or liability of a Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the sub-adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing each Fund’s investments under these levels of classification is included within the Portfolios of Investments.

NOTES TO FINANCIAL STATEMENTS as of November 30, 2022 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Fund has a significant amount of Level 3 investments.
B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Funds. Premium amortization and discount accretion are determined by the effective yield method.
C. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars.
Any foreign currency amounts are translated into U.S. dollars on the following basis:
(1)
Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)
Purchases and sales of investment securities, income and expenses — at the exchange rates prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on each Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid.
Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.
D. Distributions to Shareholders. The Funds record distributions to their shareholders on the ex-dividend date. Each Fund declares and pays dividends, if any, as follows:
Annually	Quarterly
Large-Cap Growth MidCap Opportunities Multi-Manager Mid Cap Value Small Cap Growth	Large Cap Value U.S. High Dividend Low Volatility
Each Fund distributes capital gains, if any, annually. The Funds may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.
E. Federal Income Taxes. It is the policy of each Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Funds’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.
The Funds may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain for income tax purposes.
F. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and

NOTES TO FINANCIAL STATEMENTS as of November 30, 2022 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G. Securities Lending. Each Fund has the option to temporarily loan securities representing up to 33 1∕3% of its total assets (except Large-Cap Growth which may temporarily lend up to 30% of its total assets) to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Funds will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Funds will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Funds will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Funds. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Funds to be more volatile. The use of leverage may increase expenses and increase the impact of the Funds’ other risks.
H. Restricted Securities. Each Fund may invest in restricted securities which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.
Securities that are not registered for sale to the public under the 1933 Act are referred to as “restricted securities.” These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.
I. Offering Costs. Costs incurred with the offering of shares of Small Cap Growth are deferred and amortized over a twelve month period on a straight-line basis starting at the date of the Reorganization.
J. Indemnifications.   In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.
NOTE 3 — INVESTMENT TRANSACTIONS
For the period ended November 30, 2022, the cost of purchases and the proceeds from the sales of securities, excluding short-term securities, were as follows:
	Purchases	Sales
Large-Cap Growth	$154,243,621	$180,997,581
Large Cap Value	248,513,582	268,686,753
MidCap Opportunities	154,393,269	238,927,361
Multi-Manager Mid Cap Value	27,562,514	32,247,115
Small Cap Growth	281,605,386	218,468,752
U.S. High Dividend Low Volatility	35,536,305	38,405,452
NOTE 4 — INVESTMENT MANAGEMENT FEES
The Funds have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Funds. The Investment Adviser oversees all investment advisory and portfolio management services for the Funds and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Funds, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. Voya Investments, the Investment Adviser to Multi-Manager Mid Cap Value, may, from time to time, directly manage a portion of the Fund’s investment portfolio. The Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Fund, at the following annual rates.
Fund	As a Percentage of Average Daily Net Assets
Large-Cap Growth	0.51% on all assets
Large Cap Value	0.75% on the first $1 billion; 0.725% on the next $1 billion; 0.70% on the next $1 billion; 0.675% on the next $1 billion; and 0.65% thereafter

NOTES TO FINANCIAL STATEMENTS as of November 30, 2022 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

Fund	As a Percentage of Average Daily Net Assets
MidCap Opportunities	0.85% on the first $500 million; 0.80% on the next $400 million; 0.75% on the next $450 million; and 0.70% thereafter
Multi-Manager Mid Cap Value(1)	0.80% on Direct Investments 0.40% on Passively Managed Assets
Small Cap Growth(2)	0.80% on all assets
U.S. High Dividend Low Volatility	0.29% on all assets

(1)
The Investment Adviser is contractually obligated to waive the management fee for Class P shares of Multi-Manager Mid Cap Value through October 1, 2023. This waiver is not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

(2)
Effective close of business October 7, 2022, the Investment Adviser has agreed to waive 0.02% of the management fee for Small Cap Growth. Termination or modification of this obligation requires approval by the Board.

The Investment Adviser has entered into a sub-advisory agreement with each respective sub-adviser. These sub-advisers provide investment advice for certain Funds and are paid by the Investment Adviser based on the average daily net assets of the respective Funds. Subject to such policies as the Board or the Investment Adviser may determine, each sub-adviser manages each respective Fund’s assets in accordance with that Fund’s investment objectives, polices, and limitations. The sub-adviser of each Fund is as follows (*denotes an affiliated sub-adviser):
Fund	Sub-Adviser
Large-Cap Growth	Voya IM*
Large Cap Value	Voya IM*
MidCap Opportunities	Voya IM*
Multi-Manager Mid Cap Value	Hahn Capital Management, LLC, LSV Asset Management and Voya IM*
Small Cap Growth	Voya IM*
U.S High Dividend Low Volatility	Voya IM*
NOTE 5 — DISTRIBUTION AND SERVICE FEES
Class A, Class C, and Class R shares of each respective Fund has a plan (each a “Plan” and collectively, the “Plans”), whereby the Distributor is reimbursed or compensated (depending on the class of shares) by the Funds for expenses incurred in the distribution of each Fund’s shares (“Distribution Fees”). Pursuant to the Plans, the Distributor is entitled to a payment each month to reimburse or compensate expenses incurred in the distribution and promotion of each Fund’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees (“Service Fees”) paid to securities dealers who have executed a distribution agreement with the Distributor. Under the Plans, each share class pays the Distributor Distribution Fees and/or Service Fees based on average daily net assets at the following rates:
	Class A	Class C	Class R
Large-Cap Growth	0.25%(1)	1.00%	0.50%
Large Cap Value	0.25%	1.00%	0.50%(2)
MidCap Opportunities	0.25%	1.00%	0.50%
Small Cap Growth	0.25%	1.00%	0.50%
U.S. High Dividend Low Volatility	0.25%	N/A	N/A

(1)
Of this 0.25% rate, Distribution Fees shall not exceed 0.10%.

(2)
The Distributor has agreed to waive 0.05% of the distribution fee. Termination or modification of this obligation requires approval by the Board.

The Distributor may also retain the proceeds of the initial sales charge paid by shareholders upon the purchase of Class A shares, and the contingent deferred sales charge paid by shareholders upon certain redemptions for Class A and Class C shares. For the period ended November 30, 2022, the Distributor retained the following amounts in sales charges from the following Funds:
	Class A	Class C
Initial Sales Charges:
Large-Cap Growth	$16,543	$—
Large Cap Value	16,811	—
MidCap Opportunities	12,394	—
Small Cap Growth	866	—
U.S. High Dividend Low Volatility	3,120	—
Contingent Deferred Sales Charges:
Large-Cap Growth	$67	$169
Large Cap Value	—	262
MidCap Opportunities	410	60
NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
At November 30, 2022, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. or affiliated investment companies owned more than 5% of the following Funds:
Subsidiary/Affiliated Investment Company	Fund	Percentage
Voya Global Diversified Payment Fund	U.S. High Dividend Low Volatility	14.58%
Voya Investment Trust Co.	Multi-Manager Mid Cap Value	37.86
Voya Solution 2025 Portfolio	U.S. High Dividend Low Volatility	22.60

NOTES TO FINANCIAL STATEMENTS as of November 30, 2022 (Unaudited) (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

Subsidiary/Affiliated Investment Company	Fund	Percentage
Voya Solution 2035 Portfolio	Multi-Manager Mid Cap Value	6.22%
Voya Solution Income Portfolio	U.S. High Dividend Low Volatility	9.20
Voya Solution Moderately Aggressive Portfolio	Multi-Manager Mid Cap Value	10.61
The Investment Adviser may direct the Funds’ sub-advisers to use their best efforts (subject to obtaining best execution of each transaction) to allocate a Fund’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Fund. Any amounts credited to the Funds are reflected as brokerage commission recapture in the accompanying Statements of Operations.
The Funds have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Funds. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Funds purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Funds, and will not materially affect the Funds’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.
The Funds may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended November 30, 2022, the per account fees for affiliated recordkeeping services paid by each Fund were as follows:
Fund	Amount
Large-Cap Growth	$1,446
Large Cap Value	13,110
MidCap Opportunities	6,485
Multi-Manager Mid Cap Value	—
Small Cap Growth	445
U.S. High Dividend Low Volatility	6
NOTE 7 — LICENSING FEE
Multi-Manager Mid Cap Value pays an annual licensing fee to Frank Russell Company.
NOTE 8 — EXPENSE LIMITATION AGREEMENTS
The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with each Fund whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses and acquired fund fees and expenses to the levels listed below:
	Class A	Class C	Class I	Class P	Class R	Class R6	Class W
Large-Cap Growth	1.15%	1.90%	0.90%	N/A	1.40%	0.80%	0.90%
Large Cap Value	1.25%	2.00%	1.00%	N/A	1.50%	0.78%	1.00%
MidCap Opportunities	1.35%	2.10%	0.98%	N/A	1.60%	0.88%	1.10%
Multi-Manager Mid Cap Value	N/A	N/A	0.78%	0.15%	N/A	N/A	N/A
Small Cap Growth	1.30%	2.05%	0.95%	N/A	1.55%	0.85%	1.05%
U.S. High Dividend Low Volatility	0.60%	N/A	0.35%	N/A	N/A	0.32%	N/A
Pursuant to side letter agreements, through October 1, 2023, the Investment Adviser has further lowered the expense limits for the following Funds. If the Investment Adviser elects not to renew a side letter agreement, the expense limits will revert to the limits listed in the table above. There is no guarantee that these side letter agreements will continue. Termination or modification of these obligations requires approval by the Board.
	Class A	Class C	Class I	Class R	Class R6	Class W
Large-Cap Growth	1.04%	1.79%	0.66%	1.29%	0.58%	0.79%
Large Cap Value	1.10%	1.85%	0.76%	1.35%	0.74%	0.85%
MidCap Opportunities(1)	1.26%	2.01%	0.93%	1.51%	0.83%	1.01%

(1)
Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment.

Unless otherwise specified above and with the exception of the non-recoupable Class P management fee waiver for Multi-Manager Mid Cap Value, the Investment Adviser may at a later date recoup from a Fund for class specific fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.
As of November 30, 2022, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates are as follows:

NOTES TO FINANCIAL STATEMENTS as of November 30, 2022 (Unaudited) (continued)

NOTE 8 — EXPENSE LIMITATION AGREEMENTS (continued)

	November 30,
	2023	2024	2025	Total
Large Cap Value	$396,165	$353,536	$363,570	$1,113,271
Multi-Manager Mid Cap Value	26,341	8,120	17,077	51,538
Small Cap Growth	—	—	41,990	41,990
U.S. High Dividend Low Volatility	19,736	94,345	82,039	196,120
In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser, and the related expiration dates, as of November 30, 2022, are as follows:
	November 30,
	2023	2024	2025	Total
Large Cap Value
Class A	$79,180	$24,913	$14,191	$118,284
Class C	3,499	553	735	4,787
Class I	30,973	1,829	14,143	46,945
Class W	1,137	295	609	2,041
Multi-Manager Mid Cap Value
Class I	3,815	7,241	16,981	28,037
Class P	16	—	—	16
Small Cap Growth
Class R6	—	—	99	99
U.S. High Dividend Low Volatility
Class A	3,586	4,544	17,790	25,920
Class R6	966	1,412	941	3,319
The expense limitation agreements are contractual through October 1, 2023, except for Small Cap Growth which is through October 1, 2024, and shall renew automatically for one-year terms. Termination or modification of these obligations requires approval by the Board.
NOTE 9 — LINE OF CREDIT
Effective June 13, 2022, the Funds, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 12, 2023. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Fund or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to
0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 13, 2022, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 13, 2022.
Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.
The following Funds utilized the line of credit during the period ended November 30, 2022:
Fund	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Large Cap Value(1)	7	$2,726,714	2.91%
MidCap Opportunities	1	8,773,000	2.08
Small Cap Growth	1	565,000	2.58

(1)
As of November 30, 2022, Large Cap Value had an outstanding balance of $2,082,000.

NOTES TO FINANCIAL STATEMENTS as of November 30, 2022 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES
Transactions in capital shares and dollars were as follows:
	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Large-Cap Growth
Class A
11/30/2022	65,432	—	—	(246,993)	—	(181,561)	2,382,402	—	—	(8,896,555)	—	(6,514,153)
5/31/2022	331,589	—	468,565	(472,756)	—	327,397	17,292,240	—	22,645,732	(22,794,968)	—	17,143,004
Class C
11/30/2022	4,585	—	—	(92,223)	—	(87,638)	125,796	—	—	(2,539,001)	—	(2,413,205)
5/31/2022	37,058	—	90,433	(262,092)	—	(134,602)	1,430,520	—	3,269,136	(10,724,891)	—	(6,025,235)
Class I
11/30/2022	1,141,051	—	—	(1,955,662)	—	(814,611)	48,631,806	—	—	(83,745,642)	—	(35,113,836)
5/31/2022	2,581,534	—	2,158,149	(6,274,179)	—	(1,534,496)	146,741,561	—	121,762,785	(345,252,190)	—	(76,747,843)
Class P3(1)
11/30/2022	—	—	—	(57)	—	(57)	—	—	—	(2,639)	—	(2,639)
5/31/2022	(2)	—	8	—	—	6	(125)	—	447	—	—	322
Class R
11/30/2022	5,203	—	—	(7,767)	—	(2,564)	212,222	—	—	(320,242)	—	(108,020)
5/31/2022	3,481	—	3,185	(4,462)	—	2,204	204,181	—	174,404	(225,631)	—	152,954
Class R6
11/30/2022	415,354	—	—	(286,576)	—	128,778	17,750,853	—	—	(12,281,070)	—	5,469,783
5/31/2022	702,956	—	464,627	(4,372,479)	—	(3,204,895)	41,384,222	—	26,251,442	(261,784,349)	—	(194,148,686)
Class W
11/30/2022	124,573	—	—	(234,119)	—	(109,546)	4,978,167	—	—	(9,621,567)	—	(4,643,400)
5/31/2022	110,930	—	202,990	(469,649)	—	(155,729)	6,118,881	—	11,020,316	(25,997,804)	—	(8,858,607)
Large Cap Value
Class A
11/30/2022	351,462	—	230,488	(1,634,710)	—	(1,052,760)	3,900,681	—	2,460,952	(18,272,381)	—	(11,910,748)
5/31/2022	1,450,702	—	5,079,914	(3,747,992)	—	2,782,624	18,577,350	—	60,100,685	(46,739,996)	—	31,938,040
Class C
11/30/2022	55,609	—	1,528	(65,488)	—	(8,351)	606,079	—	16,083	(704,952)	—	(82,790)
5/31/2022	146,404	—	74,354	(482,745)	—	(261,987)	1,866,506	—	875,906	(6,414,193)	—	(3,671,781)
Class I
11/30/2022	1,518,489	—	135,553	(2,128,988)	—	(474,946)	18,915,857	—	1,632,217	(27,290,503)	—	(6,742,429)
5/31/2022	3,557,651	—	2,714,433	(6,466,078)	—	(193,994)	49,300,499	—	36,179,203	(88,503,292)	—	(3,023,591)
Class P3(1)
11/30/2022	—	—	1	(241)	—	(240)	—	—	8	(3,213)	—	(3,205)
5/31/2022	—	—	30	—	—	30	—	—	419	—	—	419
Class R
11/30/2022	7,511	—	410	(11,279)	—	(3,358)	84,331	—	4,376	(125,498)	—	(36,791)
5/31/2022	31,780	—	12,026	(47,255)	—	(3,449)	415,060	—	142,468	(590,808)	—	(33,280)
Class R6
11/30/2022	61,732	—	11,512	(175,198)	—	(101,954)	772,572	—	138,386	(2,229,251)	—	(1,318,293)
5/31/2022	371,145	—	185,982	(329,783)	—	227,344	5,122,983	—	2,473,476	(4,557,014)	—	3,039,445
Class W
11/30/2022	37,248	—	2,679	(37,037)	—	2,890	478,203	—	32,202	(463,574)	—	46,831
5/31/2022	25,860	—	49,376	(48,804)	—	26,431	353,025	—	656,778	(687,336)	—	322,467

NOTES TO FINANCIAL STATEMENTS as of November 30, 2022 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
MidCap Opportunities
Class A
11/30/2022	236,162	—	—	(1,140,932)	—	(904,770)	3,534,970	—	—	(16,831,772)	—	(13,296,802)
5/31/2022	1,525,089	—	3,583,252	(2,870,720)	—	2,237,621	33,584,764	—	67,902,629	(59,293,944)	—	42,193,448
Class C
11/30/2022	8,568	—	—	(186,848)	—	(178,280)	55,944	—	—	(1,214,976)	—	(1,159,032)
5/31/2022	85,361	—	701,974	(1,070,540)	—	(283,205)	894,452	—	5,903,600	(13,404,518)	—	(6,606,466)
Class I
11/30/2022	1,146,211	—	—	(3,013,407)	—	(1,867,196)	22,449,487	—	—	(59,333,000)	—	(36,883,513)
5/31/2022	4,166,979	—	3,162,411	(6,504,448)	—	824,941	113,395,004	—	79,724,378	(165,129,884)	—	27,989,497
Class P3(1)
11/30/2022	—	—	—	(114)	—	(114)	—	—	—	(2,523)	—	(2,523)
5/31/2022	—	—	20	—	—	20	—	—	531	—	—	531
Class R
11/30/2022	27,776	—	—	(43,857)	—	(16,081)	380,041	—	—	(614,774)	—	(234,733)
5/31/2022	19,157	—	38,422	(43,586)	—	13,993	380,864	—	681,608	(1,015,439)	—	47,033
Class R6
11/30/2022	457,459	—	—	(613,197)	—	(155,738)	9,210,248	—	—	(12,406,566)	—	(3,196,318)
5/31/2022	1,786,522	—	877,913	(3,238,955)	—	(574,520)	50,289,673	—	22,500,900	(87,741,739)	—	(14,951,165)
Class W
11/30/2022	15,954	—	—	(2,400,626)	—	(2,384,672)	300,517	—	—	(45,097,454)	—	(44,796,937)
5/31/2022	358,205	—	630,447	(994,734)	—	(6,082)	9,210,570	—	15,420,739	(26,142,414)	—	(1,511,105)
Multi-Manager Mid Cap Value
Class I
11/30/2022	612,056	—	—	(1,318,970)	—	(706,914)	5,544,884	—	—	(12,423,482)	—	(6,878,598)
5/31/2022	869,769	—	1,806,734	(5,830,155)	—	(3,153,652)	9,596,879	—	18,826,166	(66,550,385)	—	(38,127,341)
Class P
11/30/2022	876,253	—	—	(982,441)	—	(106,188)	8,232,653	—	—	(9,421,548)	—	(1,188,895)
5/31/2022	1,659,846	—	974,244	(4,448,675)	—	(1,814,585)	18,635,019	—	10,346,472	(52,053,694)	—	(23,072,204)
Class P3(1)
11/30/2022	—	—	—	(303)	—	(303)	—	—	—	(2,972)	—	(2,972)
5/31/2022	—	—	41	—	—	41	—	—	442	—	—	442
Small Cap Growth
Class A
10/7/2022(2) - 11/30/2022	11,697	1,615,709	—	(48,126)	—	1,579,280	378,166	51,912,837	—	(1,585,541)	—	50,705,462
Class C
10/7/2022(2) - 11/30/2022	161	103,730	—	(2,542)	—	101,349	5,379	3,332,845	—	(83,810)	—	3,254,414
Class I(3)(4)
11/30/2022	1,966,564	954,782	—	(1,013,560)	—	1,907,786	64,632,819	30,679,398	—	(33,594,968)	—	61,717,249
10/1/2021 - 5/31/2022(5)	1,534,985	—	1,993,470	(1,051,274)	—	2,477,181	61,494,857	—	87,154,479	(42,549,863)	—	106,099,473
9/30/2021	1,818,953	—	654,991	(2,269,306)	—	204,638	84,906,869	—	27,824,008	(104,387,540)	—	8,343,337
Class R
10/7/2022(2) - 11/30/2022	227	13,820	—	(4,156)	—	9,891	7,414	444,042	—	(137,638)	—	313,818

NOTES TO FINANCIAL STATEMENTS as of November 30, 2022 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Small Cap Growth (continued)
Class R6
11/30/2022	1,245,447	45,502	—	(88,104)	—	1,202,845	43,773,658	1,461,870	—	(2,967,679)	—	42,267,849
4/4/2022(2) - 5/31/2022	77	—	—	—	—	77	3,000	—	—	—	—	3,000
Class W
10/7/2022(2) - 11/30/2022	117	117,942	—	(4,427)	—	113,632	3,922	3,789,467	—	(148,190)	—	3,645,199
U.S. High Dividend Low Volatility
Class A
11/30/2022	284,016	—	5,201	(71,673)	—	217,544	3,092,191	—	54,225	(786,012)	—	2,360,404
5/31/2022	323,637	—	30,100	(70,733)	—	283,005	3,820,541	—	353,788	(838,994)	—	3,335,335
Class I
11/30/2022	637,045	—	46,229	(628,248)	—	55,026	6,917,029	—	486,002	(7,000,082)	—	402,949
5/31/2022	1,144,958	—	1,459,401	(3,560,564)	—	(956,206)	14,832,839	—	17,288,350	(43,162,599)	—	(11,041,410)
Class P3(1)
11/30/2022	—	—	1	(286)	—	(285)	—	—	15	(3,259)	—	(3,244)
5/31/2022	—	—	71	—	—	71	—	—	856	—	—	856
Class R6
11/30/2022	146,419	—	65,511	(743,477)	—	(531,547)	1,608,012	—	689,482	(8,224,571)	—	(5,927,077)
5/31/2022	1,865,148	—	1,334,200	(1,578,355)	—	1,620,992	24,286,504	—	15,793,093	(20,060,489)	—	20,019,109

(1)
Class P3 was fully redeemed on September 9, 2022.

(2)
Commencement of operations.

(3)
In connection with the Reorganization that occurred close of business April 1, 2022, the shares of the Predecessor Fund were redesignated as Class I shares.

(4)
For the fiscal year ended September 30, 2021, the information presented was audited by a different independent registered public accounting firm.

(5)
Effective close of business April 1, 2022, the fiscal year-end was changed from September 30 to May 31.

NOTE 11 — SECURITIES LENDING
Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Funds can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the Market Close of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Funds on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Funds bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Funds indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.
Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser

NOTES TO FINANCIAL STATEMENTS as of November 30, 2022 (Unaudited) (continued)

NOTE 11 — SECURITIES LENDING (continued)

regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.
Generally, in the event of counterparty default, the Funds have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Funds in the event the Funds are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a fund.
The following table represents a summary of the Fund’s securities lending agreements by counterparty which are subject to offset under the Agreement as of November 30, 2022:
Large Cap Value
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$739,618	$(739,618)	$—
Goldman, Sachs & Co. LLC	2,544,906	(2,544,906)	—
Morgan Stanley & Co. LLC	3,407,823	(3,407,823)	—
Total	$6,692,347	$(6,692,347)	$—

(1)
Cash Collateral with a fair value of $6,861,114 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

MidCap Opportunities
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Natixis Securities America LLC	$664,652	$(664,652)	$—
Total	$664,652	$(664,652)	$—

(1)
Cash Collateral with a fair value of $681,847 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Multi-Manager Mid Cap Value
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Cantor Fitzgerald & Co	$49,487	$(49,487)	$—
Morgan Stanley & Co. LLC	205,824	(205,824)	—
Total	$255,311	$(255,311)	$—

(1)
Cash Collateral with a fair value of $263,302 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

U.S. High Dividend Low Volatility
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Citigroup Global Markets Inc.	$126,219	$(126,219)	$—
Jefferies LLC	285,579	(285,579)	—
TD Prime Services LLC	192,300	(192,300)	—
Total	$604,098	$(604,098)	$—

(1)
Cash Collateral with a fair value of $638,007 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 12 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of wash sale deferrals and distributions in connection with redemption of fund shares (equalization).
Dividends paid by the Funds from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

NOTES TO FINANCIAL STATEMENTS as of November 30, 2022 (Unaudited) (continued)

NOTE 12 — FEDERAL INCOME TAXES (continued)

The tax composition of dividends and distributions to shareholders was as follows:
	Year Ended May 31, 2022			Year Ended May 31, 2021
	Ordinary Income	Long-term Capital Gains	Return of Capital	Ordinary Income	Long-term Capital Gains
Large-Cap Growth	$71,816,890	$116,304,370	$—	$44,791,431	$100,356,825
Large Cap Value	28,238,589	76,847,815	—	9,818,581	47,536,477
MidCap Opportunities	93,737,162	130,309,101	—	86,068,130	94,191,226
Multi-Manager Mid Cap Value	9,458,957	19,714,122	—	3,478,461	4,275,262
Small Cap Growth(1)	16,671,399	70,798,534	1,520,995	2,551,820	25,719,474
U.S. High Dividend Low Volatility	12,188,538	21,248,599	—	4,797,519	—

(1)
Amounts are as of the Fund’s tax year-ends of September 30, 2022 and September 30, 2021.

The tax-basis components of distributable earnings as of May 31, 2022 were:
	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Late Year Ordinary Losses Deferred	Post-October Capital Losses Deferred	Unrealized Appreciation/ (Depreciation)	Other	Total Distributable Earnings/(Loss)
Large-Cap Growth	$—	$127,925,844	$(323,810)	$(42,160,558)	$138,078,052	$(13,957)	$223,505,571
Large Cap Value	6,552,562	34,951,551	—	—	103,762,058	(33,488)	145,232,683
MidCap Opportunities	—	—	(1,818,512)	(6,294,846)	(30,346,621)	(25,706)	(38,485,685)
Multi-Manager Mid Cap Value	1,448,913	8,790,234	—	—	11,319,429	(4,056)	21,554,520
Small Cap Growth(1)	—	—	(1,784,012)	(4,567,436)	15,434,638	—	9,083,190
U.S. High Dividend Low Volatility	2,761,907	7,533,077	—	—	7,341,094	(1,681)	17,634,397

(1)
Amounts are as of the Fund’s tax year-end of September 30, 2022.

At May 31, 2022, the Funds did not have any capital loss carryforwards for U.S. federal income tax purposes.
The Funds’ major tax jurisdictions are U.S. federal and Arizona state.
As of November 30, 2022 no provision for income tax is required in the Funds’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.
NOTE 13 — LONDON INTERBANK OFFERED RATE (“LIBOR”)
In 2017, the UK Financial Conduct Authority announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. On March 5, 2021, ICE Benchmark Administration, the administrator of LIBOR, stated that non-U.S. dollar LIBOR reference rates and the one-week and two-month LIBOR reference rates will cease to be provided or no longer be representative immediately after December 31, 2021 and the remaining more commonly used LIBOR settings will cease to be provided or no longer be representative immediately after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies (e.g., the Secured Overnight Financing Rate for U.S. Dollar LIBOR and the Sterling Overnight Interbank Average Rate for Sterling LIBOR).
Discontinuance of LIBOR and adoption/implementation of alternative rates pose a number of risks, including among others whether any substitute rate will experience the market participation and liquidity necessary to provide a workable substitute for LIBOR; the effect on parties’ existing contractual arrangements, hedging transactions, and investment strategies generally from a conversion from LIBOR to alternative rates; the effect on a Fund’s existing investments (including, for example, fixed-income investments, senior loans, CLOs and CDOs, and derivatives transactions), including the possibility that some of those investments may terminate or their terms may be adjusted to the disadvantage of a Fund; and the risk of general market disruption during the period of the conversion. It is difficult to predict at this time the likely impact of the transition away from LIBOR on a Fund.

NOTES TO FINANCIAL STATEMENTS as of November 30, 2022 (Unaudited) (continued)

NOTE 14 — MARKET DISRUPTION
A Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and world economies and markets generally. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine could adversely affect global energy and financial markets and therefore could affect the value of a Fund’s investments, including beyond a Fund’s direct exposure to Russian issuers or nearby geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict and could be substantial. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the investments of the portfolio and of the Funds. Any of these occurrences could disrupt the operations of a Fund and of the Funds’ service providers.
NOTE 15 — REORGANIZATIONS
On October 7, 2022, Small Cap Growth (“Acquiring Fund”) acquired all of the net assets and assumed all liabilities of Voya SmallCap Opportunities Fund (“Acquired Fund”), an open-end investment company that is not included in this report, in a tax-free reorganization in exchange for shares of the Acquiring Fund. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund were carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming the acquisition had been completed on June 1, 2022, the beginning of the annual reporting period of the Acquiring Fund, the Acquiring Fund’s pro forma results of operations for the period ended November 30, 2022, are as follows (Unaudited):
Net investment income	$(1,378,606)
Net realized and unrealized loss on investments	$16,694,295
Net decrease in net assets resulting from operations	$15,315,689

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Acquiring Fund’s statement of operations since October 7, 2022. Net assets and unrealized appreciation or depreciation as of the reorganization date were as follows:
Total Net Assets of Acquired Fund (000s)	Total Net Assets of Acquiring Fund (000s)	Acquired Fund’s Capital Loss Carryforwards (000s)	Acquired Fund’s Unrealized Appreciation (000s)	Funds’ Conversion Ratio
$91,620	$465,595	($21,666)	($6,816)	1.3242
The net assets of the Acquiring Fund after the acquisition of Acquired Fund were $557,215,336.
On the close of business April 1, 2022, Small Cap Growth acquired all the net assets and assumed all liabilities of the Predecessor Fund. The Predecessor Fund was determined to be the accounting and performance survivor following the reorganization. The consummation of the reorganization took place immediately after the close of business on April 1, 2022 in an exchange of shares as detailed below:
Net assets of Predecessor Fund on April 1, 2022*	Net assets of Fund immediately before Reorganization	Net assets of Fund immediately after Reorganization	Predecessor Fund shares exchanged	Fund Shares Issued to the Predecessor Fund Shareholders
$473,361,143	$—	$473,361,143	12,087,874	12,087,874

*
Final day of operations immediate prior to the merger.

NOTES TO FINANCIAL STATEMENTS as of November 30, 2022 (Unaudited) (continued)

NOTE 15 — REORGANIZATIONS (continued)

Assuming the acquisition had a been completed on October 1, 2021, the beginning of the reporting period of the Fund, the Fund’s pro forma results of operations for the period ended May 31, 2022, are as follows:
Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
$(1,835,871)	$(90,881,208)	$(92,717,079)
NOTE 16 — SUBSEQUENT EVENTS
Dividends: Subsequent to November 30, 2022, the Funds declared and paid dividends and distributions of:
	PER SHARE AMOUNTS
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
Large-Cap Growth
All Classes	$—	$—	$6.9146	December 16, 2022	December 14, 2022
Large Cap Value
All Classes	$—	$0.0965	$0.6248	December 16, 2022	December 14, 2022
Class A	$0.0401	$—	$—	January 3, 2023	December 29, 2022
Class C	$0.0195	$—	$—	January 3, 2023	December 29, 2022
Class I	$0.0484	$—	$—	January 3, 2023	December 29, 2022
Class R	$0.0348	$—	$—	January 3, 2023	December 29, 2022
Class R6	$0.0490	$—	$—	January 3, 2023	December 29, 2022
Class W	$0.0467	$—	$—	January 3, 2023	December 29, 2022
Multi-Manager Mid Cap Value
Class I	$0.1483	$0.0308	$0.5825	December 16, 2022	December 14, 2022
Class P	$0.1476	$0.0308	$0.5825	December 16, 2022	December 14, 2022
U.S. High Dividend Low Volatility
All Classes	$—	$0.2758	$0.8251	December 16, 2022	December 14, 2022
Class A	$0.0641	$—	$—	January 3, 2023	December 29, 2022
Class I	$0.0698	$—	$—	January 3, 2023	December 29, 2022
Class R6	$0.0699	$—	$—	January 3, 2023	December 29, 2022
The Funds have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

PORTFOLIO OF INVESTMENTS
Voya Large-Cap Growth Fund	as of November 30, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 97.7%
	Communication Services: 6.0%
358,234 (1)	Alphabet, Inc. - Class A	$36,178,052	4.5
87,694 (1)	Live Nation Entertainment, Inc.	6,380,615	0.8
53,499 (1)	Walt Disney Co.	5,235,947	0.7
		47,794,614	6.0
	Consumer Discretionary: 12.8%
337,045 (1)	Amazon.com, Inc.	32,538,324	4.1
8,451 (1)	Chipotle Mexican Grill, Inc.	13,749,439	1.7
24,835	Domino’s Pizza, Inc.	9,654,110	1.2
63,922 (1)	Etsy, Inc.	8,443,457	1.1
74,478 (1)	Expedia Group, Inc.	7,957,230	1.0
37,352 (1)	Lululemon Athletica, Inc.	14,205,339	1.8
60,232	Ross Stores, Inc.	7,087,499	0.9
41,652 (1)	Tesla, Inc.	8,109,644	1.0
		101,745,042	12.8
	Consumer Staples: 5.7%
88,371	Constellation Brands, Inc.	22,742,277	2.9
54,104	Estee Lauder Cos., Inc.	12,757,182	1.6
62,079	Walmart, Inc.	9,462,081	1.2
		44,961,540	5.7
	Energy: 2.0%
62,563	Diamondback Energy, Inc.	9,260,575	1.1
51,833	Valero Energy Corp.	6,925,926	0.9
		16,186,501	2.0
	Financials: 2.7%
18,188	LPL Financial Holdings, Inc.	4,305,282	0.6
33,216	MSCI, Inc. - Class A	16,868,081	2.1
		21,173,363	2.7
	Health Care: 14.3%
317,669 (1)	Boston Scientific Corp.	14,380,876	1.8
32,513	Danaher Corp.	8,889,379	1.1
139,129 (1)	DexCom, Inc.	16,177,920	2.1
83,774	Eli Lilly & Co.	31,086,856	3.9
24,734	Humana, Inc.	13,601,227	1.7
31,476 (1)	Intuitive Surgical, Inc.	8,510,796	1.1
22,631	UnitedHealth Group, Inc.	12,396,356	1.6
25,995 (1)	Vertex Pharmaceuticals, Inc.	8,224,818	1.0
		113,268,228	14.3
	Industrials: 6.5%
64,468	Booz Allen Hamilton Holding Corp.	6,859,395	0.8
82,263	Eaton Corp. PLC	13,445,887	1.7
110,405	Quanta Services, Inc.	16,547,502	2.1
13,573	TransDigm Group, Inc.	8,530,631	1.1
133,144 (1)	WillScot Mobile Mini Holdings Corp.	6,418,872	0.8
		51,802,287	6.5
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: 44.7%
120,577 (1)	Advanced Micro Devices, Inc.	$9,360,392	1.2
480,499	Apple, Inc.	71,128,267	9.0
67,711 (1)	Cadence Design Systems, Inc.	11,649,000	1.5
51,811 (1)	Crowdstrike Holdings, Inc.	6,095,564	0.8
72,376 (1)	Datadog, Inc.	5,484,653	0.7
37,007 (1)	Enphase Energy, Inc.	11,864,074	1.5
34,352 (1)	Gartner, Inc.	12,035,910	1.5
29,467	Intuit, Inc.	12,010,455	1.5
52,373 (1)	Keysight Technologies, Inc.	9,473,752	1.2
8,286	Lam Research Corp.	3,914,141	0.5
156,265	Marvell Technology, Inc.	7,269,448	0.9
364,564	Microsoft Corp.	93,014,859	11.7
33,880	Motorola Solutions, Inc.	9,222,136	1.1
116,537	Nvidia Corp.	19,721,557	2.5
95,196 (1)	Palo Alto Networks, Inc.	16,173,800	2.0
68,993	Paychex, Inc.	8,557,202	1.1
24,797 (1)	ServiceNow, Inc.	10,322,991	1.3
172,366	Visa, Inc. - Class A	37,403,422	4.7
		354,701,623	44.7
	Real Estate: 1.9%
58,915	ProLogis, Inc.	6,939,598	0.9
28,393	SBA Communications Corp.	8,498,025	1.0
		15,437,623	1.9
	Utilities: 1.1%
99,483	NextEra Energy, Inc.	8,426,210	1.1
	Total Common Stock (Cost $599,677,017)	775,497,031	97.7
SHORT-TERM INVESTMENTS: 2.4%
	Mutual Funds: 2.4%
18,754,000 (2)	Goldman Sachs Financial Square Government Fund – Institutional Shares, 3.740% (Cost $18,754,000)	18,754,000	2.4
	Total Short-Term Investments (Cost $18,754,000)	18,754,000	2.4
	Total Investments in Securities (Cost $618,431,017)	$794,251,031	100.1
	Liabilities in Excess of Other Assets	(593,600)	(0.1)
	Net Assets	$793,657,431	100.0

(1)
Non-income producing security.

(2)
Rate shown is the 7-day yield as of November 30, 2022.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Large-Cap Growth Fund	as of November 30, 2022 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of November 30, 2022 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2022
Asset Table
Investments, at fair value
Common Stock*	$775,497,031	$—	$—	$775,497,031
Short-Term Investments	18,754,000	—	—	18,754,000
Total Investments, at fair value	$794,251,031	$—	$—	$794,251,031

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At November 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $629,282,011.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$223,476,818
Gross Unrealized Depreciation	(58,507,798)
Net Unrealized Appreciation	$164,969,020
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Large Cap Value Fund	as of November 30, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.2%
	Communication Services: 8.7%
1,560,403	AT&T, Inc.	$30,084,570	4.3
338,800 (1)	Paramount Global - Class B	6,803,104	1.0
395,942 (2)	Pinterest, Inc.	10,064,846	1.4
145,649 (2)	Walt Disney Co.	14,254,667	2.0
		61,207,187	8.7
	Consumer Discretionary: 5.4%
90,426 (2)	Aptiv PLC	9,645,741	1.4
175,694 (2)	Caesars Entertainment, Inc.	8,927,012	1.2
77,148 (2)	Expedia Group, Inc.	8,242,492	1.2
101,087	Ralph Lauren Corp.	11,434,962	1.6
		38,250,207	5.4
	Consumer Staples: 6.7%
159,123	Coca-Cola Co.	10,121,814	1.4
311,493	Kraft Heinz Co.	12,257,250	1.7
251,990	Philip Morris International, Inc.	25,115,843	3.6
		47,494,907	6.7
	Energy: 7.8%
343,918	BP PLC ADR	12,346,656	1.7
39,849	Chevron Corp.	7,304,720	1.0
118,371	ConocoPhillips	14,620,002	2.1
65,677	Diamondback Energy, Inc.	9,721,510	1.4
83,578	Valero Energy Corp.	11,167,693	1.6
		55,160,581	7.8
	Financials: 21.0%
265,150	Apollo Global Management, Inc.	18,398,759	2.6
80,669	Arthur J. Gallagher & Co.	16,062,005	2.3
339,805	Bank of New York Mellon Corp.	15,597,050	2.2
487,884	Equitable Holdings, Inc.	15,485,438	2.2
27,120	Everest Re Group Ltd.	9,164,933	1.3
30,816	Goldman Sachs Group, Inc.	11,899,598	1.7
244,968	JPMorgan Chase & Co.	33,849,678	4.8
116,066	Nasdaq, Inc.	7,945,878	1.1
425,474	Truist Financial Corp.	19,916,438	2.8
		148,319,777	21.0
	Health Care: 15.8%
128,851	Alcon, Inc.	8,876,546	1.3
300,245 (2)	Boston Scientific Corp.	13,592,091	1.9
274,109	Bristol-Myers Squibb Co.	22,005,471	3.1
25,701	Eli Lilly & Co.	9,537,127	1.3
25,609	Humana, Inc.	14,082,389	2.0
28,697	McKesson Corp.	10,953,071	1.6
58,104	Quest Diagnostics, Inc.	8,821,930	1.2
26,282	Thermo Fisher Scientific, Inc.	14,723,702	2.1
28,220 (2)	Vertex Pharmaceuticals, Inc.	8,928,808	1.3
		111,521,135	15.8
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: 9.5%
70,097	Booz Allen Hamilton Holding Corp.	$7,458,321	1.0
430,388	Howmet Aerospace, Inc.	16,212,716	2.3
334,612	nVent Electric PLC	13,387,826	1.9
133,093	Raytheon Technologies Corp.	13,138,941	1.9
47,882 (2)	United Rentals, Inc.	16,903,782	2.4
		67,101,586	9.5
	Information Technology: 9.6%
42,835	Analog Devices, Inc.	7,363,765	1.1
20,902	Broadcom, Inc.	11,517,629	1.6
4,461	Constellation Software, Inc./Canada	7,191,590	1.0
116,295	Dolby Laboratories, Inc.	8,707,007	1.3
29,273	Motorola Solutions, Inc.	7,968,110	1.1
109,517 (2)	PayPal Holdings, Inc.	8,587,228	1.2
11,911	Roper Technologies, Inc.	5,227,619	0.8
66,976 (2)	Salesforce, Inc.	10,732,904	1.5
		67,295,852	9.6
	Materials: 5.1%
27,595	Air Products & Chemicals, Inc.	8,558,865	1.2
118,461	Alcoa Corp.	5,938,450	0.9
61,164	CF Industries Holdings, Inc.	6,617,333	1.0
100,751	Eastman Chemical Co.	8,727,052	1.2
27,432	Reliance Steel & Aluminum Co.	5,796,107	0.8
		35,637,807	5.1
	Real Estate: 4.1%
73,368	ProLogis, Inc.	8,642,017	1.2
55,791	Ryman Hospitality Properties	5,106,550	0.7
148,852	UDR, Inc.	6,172,892	0.9
129,688	Welltower, Inc.	9,211,739	1.3
		29,133,198	4.1
	Utilities: 5.5%
63,542	Ameren Corp.	5,675,571	0.8
67,889	American Electric Power Co., Inc.	6,571,655	0.9
106,002	Entergy Corp.	12,324,853	1.8
167,073	NextEra Energy, Inc.	14,151,083	2.0
		38,723,162	5.5
	Total Common Stock (Cost $581,354,999)	699,845,399	99.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Large Cap Value Fund	as of November 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.0%
	Repurchase Agreements: 1.0%
1,597,088 (3)	Bank of America Inc., Repurchase Agreement dated 11/30/22, 3.80%, due 12/01/22 (Repurchase Amount $1,597,254, collateralized by various U.S. Government Agency Obligations, 1.500%-6.500%, Market Value plus accrued interest $1,629,030, due 10/01/28-04/01/59)	$1,597,088	0.2
1,597,088 (3)	Deutsche Bank Securities Inc., Repurchase Agreement dated 11/30/22, 3.82%, due 12/01/22 (Repurchase Amount $1,597,255, collateralized by various U.S. Government Agency Obligations, 1.500%-7.500%, Market Value plus accrued interest $1,629,030, due 02/01/24-12/01/52)	1,597,088	0.2
1,597,088 (3)	HSBC Securities USA, Repurchase Agreement dated 11/30/22, 3.79%, due 12/01/22 (Repurchase Amount $1,597,254, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.250%-4.500%, Market Value plus accrued interest $1,629,030, due 04/15/23-09/20/51)	1,597,088	0.3
472,762 (3)	JPMorgan Securities LLC, Repurchase Agreement dated 11/30/22, 3.79%, due 12/01/22 (Repurchase Amount $472,811, collateralized by various U.S. Government Securities, 0.750%-2.500%, Market Value plus accrued interest $482,217, due 02/29/24-05/31/26)	472,762	0.1
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,597,088 (3)	RBC Dominion Securities Inc., Repurchase Agreement dated 11/30/22, 3.81%, due 12/01/22 (Repurchase Amount $1,597,255, collateralized by various U.S. Government Agency Obligations, 2.000%-5.500%, Market Value plus accrued interest $1,629,030, due 09/01/24-10/20/52)	$1,597,088	0.2
	Total Repurchase Agreements
	Total Short-Term Investments (Cost $6,861,114)	6,861,114	1.0
	Total Investments in Securities (Cost $588,216,113)	$706,706,513	100.2
	Liabilities in Excess of Other Assets	(1,099,659)	(0.2)
	Net Assets	$705,606,854	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

ADR
American Depositary Receipt

(1)
Security, or a portion of the security, is on loan.

(2)
Non-income producing security.

(3)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

Geographic Diversification as of November 30, 2022 (as a percentage of net assets)
United States	91.9%
United Kingdom	5.0%
Switzerland	1.3%
Canada	1.0%
Assets in Excess of Other Liabilities*	0.8%
Net Assets	100.0%

*
Includes short-term investments.

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Large Cap Value Fund	as of November 30, 2022 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of November 30, 2022 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2022
Asset Table
Investments, at fair value
Common Stock*	$699,845,399	$—	$—	$699,845,399
Short-Term Investments	—	6,861,114	—	6,861,114
Total Investments, at fair value	$699,845,399	$6,861,114	$—	$706,706,513

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At November 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $595,255,819.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$138,457,948
Gross Unrealized Depreciation	(27,003,269)
Net Unrealized Appreciation	$111,454,679
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya MidCap Opportunities Fund	as of November 30, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 97.4%
	Communication Services: 2.0%
111,180 (1)	Live Nation Entertainment, Inc.	$8,089,457	1.1
235,585 (1)	Pinterest, Inc.	5,988,571	0.9
		14,078,028	2.0
	Consumer Discretionary: 16.3%
84,028 (1)	Aptiv PLC	8,963,267	1.3
11,001 (1)	Chipotle Mexican Grill, Inc.	17,898,187	2.5
30,865	Domino’s Pizza, Inc.	11,998,151	1.7
90,728 (1)	Etsy, Inc.	11,984,262	1.7
104,498 (1)	Expedia Group, Inc.	11,164,566	1.6
109,100 (1)	Floor & Decor Holdings, Inc.	8,142,133	1.1
52,565 (1)	Lululemon Athletica, Inc.	19,990,995	2.8
79,106	Ralph Lauren Corp.	8,948,471	1.3
137,604	Ross Stores, Inc.	16,191,863	2.3
		115,281,895	16.3
	Consumer Staples: 3.0%
60,337 (1)	Celsius Holdings, Inc.	6,717,921	0.9
37,985	Constellation Brands, Inc.	9,775,440	1.4
193,527 (1)	Hostess Brands, Inc.	5,109,113	0.7
		21,602,474	3.0
	Energy: 4.6%
63,930	Diamondback Energy, Inc.	9,462,919	1.4
189,255	Halliburton Co.	7,170,872	1.0
108,722	Hess Corp.	15,646,183	2.2
		32,279,974	4.6
	Financials: 4.9%
39,640	Apollo Global Management, Inc.	2,750,619	0.4
54,425	LPL Financial Holdings, Inc.	12,882,942	1.8
36,894	MSCI, Inc. - Class A	18,735,880	2.7
		34,369,441	4.9
	Health Care: 16.9%
112,720	Agilent Technologies, Inc.	17,469,346	2.5
23,700 (1)	Alnylam Pharmaceuticals, Inc.	5,227,983	0.7
122,678	Bio-Techne Corp.	10,426,403	1.5
40,205 (1)	Charles River Laboratories International, Inc.	9,189,657	1.3
64,777	Conmed Corp.	5,366,775	0.8
201,453 (1)	DexCom, Inc.	23,424,955	3.3
50,080 (1)(2)	Novocure Ltd.	3,848,147	0.5
265,715 (1)	Progyny, Inc.	9,733,140	1.4
66,175	Resmed, Inc.	15,233,485	2.2
78,841 (1)	Seagen, Inc.	9,570,509	1.3
36,154 (1)	United Therapeutics Corp.	10,119,143	1.4
		119,609,543	16.9
	Industrials: 16.7%
109,436	Ametek, Inc.	15,585,875	2.2
106,475	Booz Allen Hamilton Holding Corp.	11,328,940	1.6
206,612	Howmet Aerospace, Inc.	7,783,074	1.1
51,607	Hubbell, Inc.	13,111,274	1.8
38,270	IDEX Corp.	9,088,742	1.3
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
130,326	Quanta Services, Inc.	$19,533,261	2.8
22,711	TransDigm Group, Inc.	14,273,863	2.0
27,820 (1)	United Rentals, Inc.	9,821,295	1.4
67,498	Waste Connections, Inc.	9,753,461	1.4
160,098 (1)	WillScot Mobile Mini Holdings Corp.	7,718,325	1.1
		117,998,110	16.7
	Information Technology: 28.1%
165,988 (1)	Cadence Design Systems, Inc.	28,556,576	4.0
58,075	CDW Corp.	10,955,268	1.6
72,510 (1)	Crowdstrike Holdings, Inc.	8,530,801	1.2
122,661 (1)	Datadog, Inc.	9,295,251	1.3
237,078 (1)	Dynatrace, Inc.	9,186,773	1.3
45,218 (1)	Enphase Energy, Inc.	14,496,439	2.1
71,543	Entegris, Inc.	5,529,558	0.8
49,153 (1)	Gartner, Inc.	17,221,737	2.4
105,975 (1)	Keysight Technologies, Inc.	19,169,818	2.7
89,574	Marvell Technology, Inc.	4,166,982	0.6
18,807	Monolithic Power Systems, Inc.	7,183,522	1.0
51,255	Motorola Solutions, Inc.	13,951,611	2.0
110,587 (1)	Palo Alto Networks, Inc.	18,788,731	2.7
74,069 (1)	Paylocity Holding Corp.	16,134,450	2.3
23,325	Roper Technologies, Inc.	10,237,109	1.4
38,641 (1)	Zscaler, Inc.	5,156,641	0.7
		198,561,267	28.1
	Materials: 3.5%
62,304	Ashland, Inc.	6,969,948	1.0
66,609	Avery Dennison Corp.	12,877,518	1.8
47,189	CF Industries Holdings, Inc.	5,105,378	0.7
		24,952,844	3.5
	Real Estate: 1.4%
32,114	SBA Communications Corp.	9,611,720	1.4
	Total Common Stock (Cost $643,036,418)	688,345,296	97.4

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya MidCap Opportunities Fund	as of November 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.6%
	Repurchase Agreements: 0.1%
681,847 (3)	Bank of Nova Scotia, Repurchase Agreement dated 11/30/22, 3.80%, due 12/01/22 (Repurchase Amount $681,918, collateralized by various U.S. Government Agency Obligations, 2.000%-6.000%, Market Value plus accrued interest $695,557, due 09/01/24-10/01/52) (Cost $681,847)	$681,847	0.1
Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.5%
17,500,000 (4)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 3.740% (Cost $17,500,000)	17,500,000	2.5
Shares	Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds (continued)
Total Short-Term Investments (Cost $18,181,847)	$18,181,847	2.6
Total Investments in Securities (Cost $661,218,265)	$706,527,143	100.0
Liabilities in Excess of Other Assets	(192,621)	—
Net Assets	$706,334,522	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Non-income producing security.

(2)
Security, or a portion of the security, is on loan.

(3)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(4)
Rate shown is the 7-day yield as of November 30, 2022.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of November 30, 2022 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2022
Asset Table
Investments, at fair value
Common Stock*	$688,345,296	$—	$—	$688,345,296
Short-Term Investments	17,500,000	681,847	—	18,181,847
Total Investments, at fair value	$705,845,296	$681,847	$—	$706,527,143

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At November 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $663,977,742.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$107,312,292
Gross Unrealized Depreciation	(64,762,891)
Net Unrealized Appreciation	$42,549,401
See Accompanying Notes to Financial Statements

Voya Multi-Manager Mid Cap	PORTFOLIO OF INVESTMENTS
Value Fund	as of November 30, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.8%
	Communication Services: 2.0%
7,300 (1)	AMC Networks, Inc.	$145,708	0.1
1,586	Electronic Arts, Inc.	207,417	0.1
16,605	Fox Corp. - Class A	538,832	0.3
5,993	Interpublic Group of Cos., Inc.	205,919	0.1
16,264 (1)	Liberty Media Corp.- Liberty Formula One C Tracking Stock	991,128	0.6
3,821	Nexstar Media Group, Inc.	724,309	0.4
2,359	Omnicom Group	188,154	0.1
9,900 (2)	Paramount Global - Class B	198,792	0.1
18,500	TEGNA, Inc.	365,190	0.2
		3,565,449	2.0
	Consumer Discretionary: 12.1%
888	Advance Auto Parts, Inc.	134,079	0.1
39,900 (1)	American Axle & Manufacturing Holdings, Inc.	415,359	0.2
775 (1)	Autonation, Inc.	96,030	0.1
373 (1)	Autozone, Inc.	961,967	0.5
8,182	Best Buy Co., Inc.	697,925	0.4
7,100	Big Lots, Inc.	138,450	0.1
18,200	Bloomin Brands, Inc.	409,864	0.2
11,028	BorgWarner, Inc.	468,800	0.3
5,400	Brunswick Corp.	400,680	0.2
16,793	Carter’s, Inc.	1,226,561	0.7
103 (1)	Chipotle Mexican Grill, Inc.	167,577	0.1
1,184	D.R. Horton, Inc.	101,824	0.1
3,400	Dick’s Sporting Goods, Inc.	406,572	0.2
1,831 (1)	Dollar Tree, Inc.	275,181	0.1
161	Domino’s Pizza, Inc.	62,586	0.0
10,709	eBay, Inc.	486,617	0.3
13,100	Foot Locker, Inc.	521,380	0.3
716	Garmin Ltd.	66,581	0.0
2,270	Gentex Corp.	65,603	0.0
2,106	Genuine Parts Co.	386,093	0.2
30,393 (1)	Goodyear Tire & Rubber Co.	341,009	0.2
10,800	H&R Block, Inc.	472,068	0.3
21,900	Hanesbrands, Inc.	147,168	0.1
16,600	Harley-Davidson, Inc.	782,358	0.4
1,000	Hibbett, Inc.	66,660	0.0
6,600	Kohl’s Corp.	211,728	0.1
1,700	Lear Corp.	245,208	0.1
4,803	Lennar Corp. - Class A	421,847	0.2
218	Lithia Motors, Inc.	52,170	0.0
3,001	LKQ Corp.	163,044	0.1
273 (1)	Lululemon Athletica, Inc.	103,825	0.1
14,400	Macy’s, Inc.	338,400	0.2
22,400 (1)	Modine Manufacturing Co.	474,208	0.3
8,223 (1)	Mohawk Industries, Inc.	833,237	0.5
33 (1)	NVR, Inc.	153,087	0.1
9,100 (1)	ODP Corp./The	437,983	0.2
966 (1)	O’Reilly Automotive, Inc.	835,146	0.5
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary (continued)
4,061	Penske Auto Group, Inc.	$513,513	0.3
18,800 (1)	Perdoceo Education Corp.	269,780	0.1
8,877	Pulte Group, Inc.	397,512	0.2
18,887	PVH Corp.	1,268,829	0.7
11,000	Rent-A-Center, Inc.	264,990	0.1
19,796	Ross Stores, Inc.	2,329,395	1.3
1,801	Service Corp. International	128,681	0.1
4,000 (1)	Sleep Number Corp.	117,000	0.1
1,630	Sturm Ruger & Co., Inc.	89,536	0.0
5,600	Thor Industries, Inc.	482,384	0.3
13,300	Toll Brothers, Inc.	637,203	0.3
1,691	Tractor Supply Co.	382,690	0.2
269 (1)	Ulta Beauty, Inc.	125,042	0.1
5,707	Whirlpool Corp.	836,247	0.5
2,623	Yum! Brands, Inc.	337,475	0.2
7,700 (1)	Zumiez, Inc.	179,025	0.1
		21,928,177	12.1
	Consumer Staples: 4.4%
2,149	Albertsons Cos, Inc.	45,022	0.0
8,300	Archer-Daniels-Midland Co.	809,250	0.4
2,240 (1)	BJ’s Wholesale Club Holdings, Inc.	168,538	0.1
1,697	Bunge Ltd.	177,913	0.1
1,344	Campbell Soup Co.	72,132	0.0
376	Casey’s General Stores, Inc.	91,376	0.1
1,805	Church & Dwight Co., Inc.	147,775	0.1
740	Clorox Co.	110,001	0.1
20,542	Conagra Brands, Inc.	780,185	0.4
1,290 (1)	Darling Ingredients, Inc.	92,661	0.1
5,700	Edgewell Personal Care Co.	246,297	0.1
1,205	Hershey Co.	283,380	0.2
3,800	Ingredion, Inc.	372,286	0.2
2,640	JM Smucker Co.	406,586	0.2
2,489	Kellogg Co.	181,573	0.1
30,950	Kroger Co.	1,522,430	0.8
1,046	McCormick & Co., Inc.	89,098	0.1
13,328	Molson Coors Beverage Co.	734,506	0.4
9,000	SpartanNash Co.	295,650	0.2
16,600 (1)	Sprouts Farmers Market, Inc.	569,878	0.3
10,710	Tyson Foods, Inc.	709,859	0.4
		7,906,396	4.4
	Energy: 4.4%
7,790	APA Corp.	364,962	0.2
3,573	Baker Hughes Co.	103,688	0.1
770	Cheniere Energy, Inc.	135,027	0.1
2,345	Chesapeake Energy Corp.	242,708	0.1
1,604	Devon Energy Corp.	109,906	0.1
2,800	EOG Resources, Inc.	397,404	0.2
1,054	Hess Corp.	151,681	0.1
16,131	HF Sinclair Corp.	1,005,607	0.5

See Accompanying Notes to Financial Statements

Voya Multi-Manager Mid Cap	PORTFOLIO OF INVESTMENTS
Value Fund	as of November 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy (continued)
41,572	Marathon Oil Corp.	$1,273,350	0.7
5,500	Marathon Petroleum Corp.	669,955	0.4
18,300 (1)	National Energy Services Reunited Corp.	116,937	0.1
16,940	Occidental Petroleum Corp.	1,177,161	0.6
1,858	Oneok, Inc.	124,337	0.1
6,000	PDC Energy, Inc.	445,920	0.2
9,889	Phillips 66	1,072,363	0.6
2,400	Valero Energy Corp.	320,688	0.2
7,059	Williams Cos., Inc.	244,947	0.1
		7,956,641	4.4
	Financials: 18.8%
13,492	Aflac, Inc.	970,480	0.5
7,510	Allstate Corp.	1,005,589	0.6
12,100	Ally Financial, Inc.	326,821	0.2
3,244	American Financial Group, Inc.	461,362	0.3
9,400	American International Group, Inc.	593,234	0.3
3,440	Ameriprise Financial, Inc.	1,141,908	0.6
10,675	Annaly Capital Management, Inc.	231,327	0.1
3,400	Apollo Global Management, Inc.	235,926	0.1
6,295 (1)	Arch Capital Group Ltd.	377,133	0.2
1,054	Arthur J. Gallagher & Co.	209,862	0.1
15,900	Associated Banc-Corp.	391,140	0.2
698	Assurant, Inc.	89,498	0.0
11,147	Bank of New York Mellon Corp.	511,647	0.3
28,478	Bank of NT Butterfield & Son Ltd.	991,034	0.5
1,826	Brown & Brown, Inc.	108,811	0.1
7,022	Camden National Corp.	307,423	0.2
2,573	Carlyle Group, Inc./The	80,200	0.0
8,600	Cathay General Bancorp.	399,642	0.2
825	Cboe Global Markets, Inc.	104,643	0.1
3,466	Cincinnati Financial Corp.	384,587	0.2
15,300	Citizens Financial Group, Inc.	648,414	0.4
20,300	CNO Financial Group, Inc.	476,644	0.3
133 (1)(2)	Credit Acceptance Corp.	63,037	0.0
5,689	Discover Financial Services	616,460	0.3
29,541	East West Bancorp, Inc.	2,074,074	1.1
6,200	Essent Group Ltd.	248,558	0.1
532	Evercore, Inc.	61,276	0.0
1,930	Everest Re Group Ltd.	652,224	0.4
400	Factset Research Systems, Inc.	184,516	0.1
18,400	Farmers National Banc Corp.	279,864	0.2
23,466	Fidelity National Financial, Inc.	947,088	0.5
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
12,375	Fifth Third Bancorp	$449,955	0.2
8,454	First American Financial Corp.	462,011	0.3
9,959	First Republic Bank	1,270,868	0.7
2,775	Franklin Resources, Inc.	74,398	0.0
16,400	FS KKR Capital Corp.	325,704	0.2
44,200 (1)	Genworth Financial, Inc.	222,326	0.1
641	Globe Life, Inc.	76,894	0.0
396	Hanover Insurance Group, Inc.	58,331	0.0
18,289	Hartford Financial Services Group, Inc.	1,396,731	0.8
8,000	HomeStreet, Inc.	218,400	0.1
19,946	Jefferies Financial Group, Inc.	757,749	0.4
21,300	Keycorp	400,653	0.2
7,000	Lazard Ltd.	256,270	0.1
6,500	Lincoln National Corp.	253,110	0.1
1,896	Loews Corp.	110,252	0.1
443	LPL Financial Holdings, Inc.	104,863	0.1
578	M&T Bank Corp.	98,272	0.1
242 (1)	Markel Corp.	320,611	0.2
24,000	MGIC Investment Corp.	329,520	0.2
309	MSCI, Inc. - Class A	156,919	0.1
1,553	Nasdaq, Inc.	106,318	0.1
23,000	Navient Corp.	381,110	0.2
16,600	OFG Bancorp	480,902	0.3
21,693	Old Republic International Corp.	531,479	0.3
1,187	Principal Financial Group, Inc.	106,450	0.1
44,300	Prospect Capital Corp.	342,882	0.2
1,916	Prudential Financial, Inc.	206,985	0.1
1,820	Raymond James Financial, Inc.	212,758	0.1
41,986	Regions Financial Corp.	974,495	0.5
22,207	SEI Investments Co.	1,383,052	0.8
120,432	SLM Corp.	2,102,743	1.2
6,300	State Street Corp.	501,921	0.3
1,557	Synchrony Financial	58,512	0.0
1,334	T. Rowe Price Group, Inc.	166,630	0.1
8,500	Unum Group	358,530	0.2
13,500	Victory Capital Holdings, Inc.	391,500	0.2
71,411	Virtu Financial, Inc.	1,583,896	0.9
8,500	WesBanco, Inc.	343,825	0.2
1,955	Willis Towers Watson PLC	481,243	0.3
2,256	WR Berkley Corp.	172,088	0.1
14,100	Zions Bancorp NA	730,662	0.4
		34,136,240	18.8
	Health Care: 8.7%
18,395	Agilent Technologies, Inc.	2,850,857	1.6
854	AmerisourceBergen Corp.	145,769	0.1
7,418	Becton Dickinson & Co.	1,849,604	1.0

See Accompanying Notes to Financial Statements

Voya Multi-Manager Mid Cap	PORTFOLIO OF INVESTMENTS
Value Fund	as of November 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
256 (1)	Bio-Rad Laboratories, Inc.	$106,166	0.1
10,314	Cardinal Health, Inc.	826,873	0.5
172	Chemed Corp.	89,440	0.0
437	Cooper Cos., Inc.	138,245	0.1
5,500 (1)	DaVita, Inc.	405,515	0.2
1,483	Embecta Corp.	48,820	0.0
2,772 (1)	Henry Schein, Inc.	224,310	0.1
5,439 (1)	Hologic, Inc.	414,234	0.2
6,279 (1)	Incyte Corp., Ltd.	500,248	0.3
581 (1)	IQVIA Holdings, Inc.	126,670	0.1
6,790 (1)	Jazz Pharmaceuticals PLC	1,065,419	0.6
12,134	Laboratory Corp. of America Holdings	2,920,654	1.6
1,800	McKesson Corp.	687,024	0.4
123 (1)	Mettler Toledo International, Inc.	180,756	0.1
1,340 (1)	Molina Healthcare, Inc.	451,272	0.2
4,646	Organon & Co.	120,889	0.1
1,787	Premier, Inc.	59,597	0.0
1,252 (1)	QIAGEN NV	62,024	0.0
3,027	Quest Diagnostics, Inc.	459,590	0.3
507	Resmed, Inc.	116,711	0.1
14,745	Select Medical Holdings Corp.	362,432	0.2
2,023 (1)	United Therapeutics Corp.	566,218	0.3
2,900	Universal Health Services, Inc.	379,465	0.2
39,900	Viatris, Inc.	440,097	0.2
364 (1)	Waters Corp.	126,162	0.1
358	West Pharmaceutical Services, Inc.	84,008	0.0
		15,809,069	8.7
	Industrials: 14.6%
44,500	ACCO Brands Corp.	247,865	0.1
1,390	AECOM	118,150	0.1
10,026	AGCO Corp.	1,330,651	0.7
41,671	Air Lease Corp.	1,609,334	0.9
7,000 (1)	Alaska Air Group, Inc.	332,080	0.2
16,500	Allison Transmission Holdings, Inc.	739,200	0.4
137	AMERCO	8,672	0.0
1,233 (1)	AMERCO- Non-Voting	77,889	0.0
869	Ametek, Inc.	123,763	0.1
1,421	AO Smith Corp.	86,312	0.1
8,900	Apogee Enterprises, Inc.	429,425	0.2
3,900 (1)	Atkore, Inc.	476,385	0.3
5,100	Boise Cascade Co.	377,604	0.2
724	Booz Allen Hamilton Holding Corp.	77,034	0.0
6,000 (1)	Builders FirstSource, Inc.	383,580	0.2
229 (1)	CACI International, Inc.	71,517	0.0
3,773	Carrier Global Corp.	167,219	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
2,050	CH Robinson Worldwide, Inc.	$205,451	0.1
470	Cintas Corp.	217,037	0.1
2,152 (1)	Copart, Inc.	143,237	0.1
2,865	Crane Holdings Co.	303,518	0.2
4,212	Cummins, Inc.	1,057,886	0.6
10,753 (1)	Delta Air Lines, Inc.	380,334	0.2
842	Dover Corp.	119,522	0.1
17,051	EMCOR Group, Inc.	2,641,200	1.5
2,434	Expeditors International Washington, Inc.	282,490	0.2
4,655	Fastenal Co.	239,779	0.1
529 (1)	FTI Consulting, Inc.	91,422	0.1
1,095	Graco, Inc.	76,617	0.0
10,300 (1)	Hawaiian Holdings, Inc.	143,170	0.1
8,400	Hillenbrand, Inc.	420,000	0.2
378	Hubbell, Inc.	96,035	0.1
1,500	Huntington Ingalls Industries, Inc.	347,940	0.2
1,658	IDEX Corp.	393,758	0.2
24,500	Interface, Inc.	265,335	0.1
19,344	Jacobs Solutions, Inc.	2,447,790	1.4
1,371	JB Hunt Transport Services, Inc.	252,113	0.1
2,293	Knight-Swift Transportation Holdings, Inc.	127,101	0.1
731	Landstar System, Inc.	126,448	0.1
1,159	Leidos Holdings, Inc.	126,714	0.1
514	Lincoln Electric Holdings, Inc.	76,010	0.0
5,100	Manpowergroup, Inc.	446,352	0.2
2,235	Masco Corp.	113,493	0.1
11,000	MDU Resources Group, Inc.	346,390	0.2
4,800	Moog, Inc.	417,744	0.2
355	Nordson Corp.	83,954	0.0
790	Old Dominion Freight Line	239,062	0.1
2,856	Otis Worldwide Corp.	223,025	0.1
10,204	Owens Corning, Inc.	906,523	0.5
3,041	Paccar, Inc.	322,072	0.2
530	Parker Hannifin Corp.	158,438	0.1
13,700	Primoris Services Corp.	292,495	0.2
2,154	Republic Services, Inc.	300,031	0.2
1,705	Robert Half International, Inc.	134,320	0.1
1,845	Rollins, Inc.	74,612	0.0
7,100	Rush Enterprises, Inc. - Class A	365,863	0.2
6,100	Ryder System, Inc.	570,289	0.3
3,614	Snap-On, Inc.	869,528	0.5
1,984 (1)	Southwest Airlines Co.	79,181	0.0
498	Tetra Tech, Inc.	76,986	0.0
1,634	Textron, Inc.	116,635	0.1
3,500	Timken Co.	265,930	0.1
621	Trane Technologies PLC	110,799	0.1

See Accompanying Notes to Financial Statements

Voya Multi-Manager Mid Cap	PORTFOLIO OF INVESTMENTS
Value Fund	as of November 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
8,400	Triton International Ltd.	$566,748	0.3
8,100 (1)	United Airlines Holdings, Inc.	357,777	0.2
244 (1)	United Rentals, Inc.	86,139	0.1
10,700	Universal Logistics Holdings, Inc.	406,279	0.2
737	Verisk Analytics, Inc.	135,394	0.1
333	Watsco, Inc.	89,570	0.1
7,039	Westinghouse Air Brake Technologies Corp.	711,573	0.4
441	WW Grainger, Inc.	265,949	0.1
		26,370,738	14.6
	Information Technology: 13.6%
12,813 (1)	Advanced Micro Devices, Inc.	994,673	0.5
987 (1)	Akamai Technologies, Inc.	93,627	0.1
7,058	Amdocs Ltd.	627,174	0.3
32,600	Amkor Technology, Inc.	913,452	0.5
3,407	Amphenol Corp.	274,025	0.2
1,249 (1)	Arista Networks, Inc.	173,986	0.1
8,147 (1)	Arrow Electronics, Inc.	885,905	0.5
7,110	Avnet, Inc.	321,159	0.2
33,023 (1)	Black Knight, Inc.	2,047,096	1.1
722	Broadridge Financial Solutions, Inc. ADR	107,657	0.1
1,875 (1)	Cadence Design Systems, Inc.	322,575	0.2
5,460	Corning, Inc.	186,350	0.1
2,354	Dell Technologies, Inc.	105,436	0.1
5,400 (1)	Diodes, Inc.	498,042	0.3
11,200 (1)	DXC Technology Co.	332,304	0.2
18,531 (1)	Euronet Worldwide, Inc.	1,722,456	1.0
344 (1)	F5, Inc.	53,186	0.0
272 (1)	FleetCor Technologies, Inc.	53,366	0.0
3,458 (1)	Fortinet, Inc.	183,827	0.1
708 (1)	Gartner, Inc.	248,062	0.1
2,946	Gen Digital, Inc.	67,640	0.0
46,674	Genpact Ltd.	2,152,138	1.2
45,994	Hewlett Packard Enterprise Co.	771,779	0.4
63,175	HP, Inc.	1,897,777	1.0
14,289	Jabil, Inc.	1,031,523	0.6
679	Jack Henry & Associates, Inc.	128,569	0.1
2,894	Juniper Networks, Inc.	96,196	0.1
16,627 (1)	Keysight Technologies, Inc.	3,007,658	1.7
8,700	Methode Electronics, Inc.	397,416	0.2
1,831	Microchip Technology, Inc.	144,997	0.1
199	Monolithic Power Systems, Inc.	76,010	0.0
1,133	Motorola Solutions, Inc.	308,403	0.2
1,114	NetApp, Inc.	75,317	0.0
2,952	Paychex, Inc.	366,137	0.2
3,700 (1)	Qorvo, Inc.	367,225	0.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
2,802	Roper Technologies, Inc.	$1,229,770	0.7
6,700 (1)	Sanmina Corp.	442,803	0.2
7,300	Seagate Technology Holdings PLC	386,681	0.2
1,127 (1)	Synopsys, Inc.	382,662	0.2
3,800	TD SYNNEX Corp.	388,740	0.2
710	Teradyne, Inc.	66,349	0.0
311 (1)	VeriSign, Inc.	62,141	0.0
20,000	Western Union Co.	293,200	0.2
21,000	Xerox Holdings Corp.	342,510	0.2
		24,627,999	13.6
	Materials: 7.6%
7,406	Albemarle Corp.	2,058,794	1.1
11,835	Amcor PLC	146,162	0.1
1,407	Ball Corp.	78,905	0.0
8,056	Berry Global Group, Inc.	472,082	0.3
5,622	Celanese Corp. - Series A	603,241	0.3
2,817	CF Industries Holdings, Inc.	304,771	0.2
12,900	Chemours Co.	400,545	0.2
8,732	Corteva, Inc.	586,441	0.3
7,900	Dow, Inc.	402,663	0.2
4,891	DuPont de Nemours, Inc.	344,864	0.2
4,297	Eastman Chemical Co.	372,206	0.2
668	FMC Corp.	87,268	0.1
20,163	Huntsman Corp.	560,128	0.3
5,980 (1)	Ingevity Corp.	468,055	0.3
11,193	International Paper Co.	415,484	0.2
10,500	Koppers Holdings, Inc.	312,795	0.2
1,272	Louisiana-Pacific Corp.	81,154	0.1
8,956	LyondellBasell Industries NV - Class A	761,350	0.4
159	Martin Marietta Materials, Inc.	58,270	0.0
9,500	Mativ Holdings, Inc.	197,315	0.1
1,825	Mosaic Co.	93,622	0.1
8,017	Nucor Corp.	1,202,149	0.7
22,600 (1)	O-I Glass, Inc.	370,866	0.2
1,885	Olin Corp.	107,407	0.1
1,205	Packaging Corp. of America	163,747	0.1
592	PPG Industries, Inc.	80,050	0.0
5,558	Reliance Steel & Aluminum Co.	1,174,350	0.7
864	RPM International, Inc.	89,528	0.1
1,056	Sealed Air Corp.	56,211	0.0
8,100	Silgan Holdings, Inc.	428,490	0.2
10,414	Steel Dynamics, Inc.	1,082,327	0.6
799	Sylvamo Corp.	43,218	0.0
473	Westlake Corp.	50,918	0.0
1,513	WestRock Co.	57,373	0.0
		13,712,749	7.6

See Accompanying Notes to Financial Statements

Voya Multi-Manager Mid Cap	PORTFOLIO OF INVESTMENTS
Value Fund	as of November 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: 9.0%
9,189	Alexandria Real Estate Equities, Inc.	$1,429,900	0.8
30,700	Apple Hospitality REIT, Inc.	523,742	0.3
661	AvalonBay Communities, Inc.	115,609	0.1
20,600	Brandywine Realty Trust	142,346	0.1
16,000	Brixmor Property Group, Inc.	370,880	0.2
402	Camden Property Trust	48,373	0.0
31,716 (1)	CBRE Group, Inc.	2,524,593	1.4
6,300	EPR Properties	262,143	0.1
2,697	Equinix, Inc.	1,862,683	1.0
2,337	Equity Residential	151,578	0.1
216	Essex Property Trust, Inc.	47,602	0.0
1,109	Extra Space Storage, Inc.	178,205	0.1
62,855	Franklin Street Properties Corp.	183,537	0.1
12,500	Industrial Logistics Properties Trust	50,875	0.0
8,151	Iron Mountain, Inc.	442,844	0.2
492 (1)	Jones Lang LaSalle, Inc.	82,740	0.1
17,400	Medical Properties Trust, Inc.	228,288	0.1
13,810	Mid-America Apartment Communities, Inc.	2,276,993	1.3
55,600	Necessity Retail REIT, Inc./The	371,408	0.2
6,900	Office Properties Income Trust	105,501	0.1
12,000	Omega Healthcare Investors, Inc.	363,360	0.2
29,400	Paramount Group, Inc.	191,688	0.1
24,600	Piedmont Office Realty Trust, Inc.	256,086	0.1
831	Realty Income Corp.	52,411	0.0
17,700	RLJ Lodging Trust	214,524	0.1
28,200	Sabra Healthcare REIT, Inc.	364,062	0.2
4,137	SBA Communications Corp.	1,238,204	0.7
14,200	Service Properties Trust	111,470	0.1
4,473	Simon Property Group, Inc.	534,255	0.3
21,500	SITE Centers Corp.	292,185	0.2
22,400	Tanger Factory Outlet Centers, Inc.	435,680	0.2
34,400	Uniti Group, Inc.	262,128	0.1
2,760	VICI Properties, Inc.	94,392	0.1
15,210	Weyerhaeuser Co.	497,519	0.3
685	WP Carey, Inc.	53,978	0.0
		16,361,782	9.0
	Utilities: 3.6%
1,320	Alliant Energy Corp.	74,316	0.0
1,874	Ameren Corp.	167,386	0.1
767	American Water Works Co., Inc.	116,400	0.1
3,034	Centerpoint Energy, Inc.	94,388	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities (continued)
3,522	CMS Energy Corp.	$215,088	0.1
3,382	Consolidated Edison, Inc.	331,571	0.2
3,075	DTE Energy Co.	356,731	0.2
1,776	Edison International	118,388	0.1
1,922	Entergy Corp.	223,471	0.1
1,925	Evergy, Inc.	113,979	0.1
2,486	Eversource Energy	205,990	0.1
5,119	FirstEnergy Corp.	211,108	0.1
7,066	National Fuel Gas Co.	467,981	0.3
3,758	NiSource, Inc.	104,998	0.1
29,048	NRG Energy, Inc.	1,233,088	0.7
1,415	OGE Energy Corp.	57,251	0.0
818	Pinnacle West Capital Corp.	64,066	0.0
3,542	PPL Corp.	104,560	0.1
2,088	Public Service Enterprise Group, Inc.	126,428	0.1
18,407	UGI Corp.	711,431	0.4
37,000	Vistra Corp.	900,210	0.5
2,465	WEC Energy Group, Inc.	244,380	0.1
3,868	Xcel Energy, Inc.	271,611	0.1
		6,514,820	3.6
	Total Common Stock (Cost $165,549,246)	178,890,060	98.8
EXCHANGE-TRADED FUNDS: 0.0%
249	iShares Russell Midcap Index Fund	17,841	0.0
	Total Exchange-Traded Funds (Cost $17,660)	17,841	0.0
	Total Long-Term Investments (Cost $165,566,906)	178,907,901	98.8

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.2%
	Repurchase Agreements: 0.2%
263,302 (3)	JPMorgan Securities LLC, Repurchase Agreement dated 11/30/22, 3.79%, due 12/01/22 (Repurchase Amount $263,329, collateralized by various U.S. Government Securities, 0.750%-2.500%, Market Value plus accrued interest $268,568, due 02/29/24-05/31/26) (Cost $263,302)	263,302	0.2

See Accompanying Notes to Financial Statements

Voya Multi-Manager Mid Cap	PORTFOLIO OF INVESTMENTS
Value Fund	as of November 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 1.0%
1,881,605 (4)	BlackRock Liquidity Funds, FedFund, Institutional Class, 3.550% (Cost $1,881,605)	$1,881,605	1.0
	Total Short-Term Investments (Cost $2,144,907)	2,144,907	1.2
	Total Investments in Securities (Cost $167,711,813)	$181,052,808	100.0
	Liabilities in Excess of Other Assets	(48,540)	—
	Net Assets	$181,004,268	100.0
†
Unless otherwise indicated, principal amount is shown in USD.

ADR
American Depositary Receipt

(1)
Non-income producing security.

(2)
Security, or a portion of the security, is on loan.

(3)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(4)
Rate shown is the 7-day yield as of November 30, 2022.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of November 30, 2022 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2022
Asset Table
Investments, at fair value
Common Stock*	$178,890,060	$—	$—	$178,890,060
Exchange-Traded Funds	17,841	—	—	17,841
Short-Term Investments	1,881,605	263,302	—	2,144,907
Total Investments, at fair value	$180,789,506	$263,302	$—	$181,052,808

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At November 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $168,305,737.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$26,194,881
Gross Unrealized Depreciation	(13,447,810)
Net Unrealized Appreciation	$12,747,071
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Small Cap Growth Fund	as of November 30, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 95.0%
	Consumer Discretionary: 11.0%
15,748 (1)	Cavco Industries, Inc.	$3,616,213	0.6
55,779	Churchill Downs, Inc.	12,380,707	2.0
168,047 (1)	Dave & Buster’s Entertainment, Inc.	6,664,744	1.1
45,587 (1)	Dorman Products, Inc.	4,086,419	0.7
44,546 (1)	Five Below, Inc.	7,165,669	1.2
160,759 (1)	Lindblad Expeditions Holdings, Inc.	1,459,692	0.2
187,388 (1)	Planet Fitness, Inc.	14,683,724	2.4
102,212 (1)	Revolve Group, Inc.	2,700,441	0.5
55,272	Strategic Education, Inc.	4,521,249	0.7
95,094	Texas Roadhouse, Inc.	9,444,736	1.6
		66,723,594	11.0
	Consumer Staples: 0.5%
25,508 (1)	Celsius Holdings, Inc.	2,840,061	0.5

	Energy: 7.8%
1,358,212 (1)	Helix Energy Solutions Group, Inc.	8,665,392	1.4
219,018	Matador Resources Co.	14,534,034	2.4
281,294	Northern Oil and Gas, Inc.	10,236,289	1.7
492,917	Patterson-UTI Energy, Inc.	8,847,860	1.4
483,519 (1)	ProPetro Holding Corp.	5,309,039	0.9
		47,592,614	7.8
	Financials: 6.1%
149,884 (1)	Focus Financial Partners, Inc.	5,719,573	1.0
111,683	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	3,622,997	0.6
125,943	HCI Group, Inc.	4,712,787	0.8
16,069	Kinsale Capital Group, Inc.	4,952,626	0.8
90,906	Western Alliance Bancorp.	6,230,697	1.0
128,164	Wintrust Financial Corp.	11,718,035	1.9
		36,956,715	6.1
	Health Care: 21.6%
76,842 (1)	Acadia Pharmaceuticals, Inc.	1,197,198	0.2
83,820 (1)	Alkermes PLC	2,077,060	0.4
118,275 (1)	Amicus Therapeutics, Inc.	1,431,128	0.2
44,696 (1)	Apellis Pharmaceuticals, Inc.	2,231,671	0.4
51,883 (1)	Arrowhead Pharmaceuticals, Inc.	1,670,633	0.3
25,396 (1)	Arvinas, Inc.	1,042,252	0.2
117,963 (1)	Axonics, Inc.	8,078,106	1.3
27,211 (1)	Beam Therapeutics, Inc.	1,256,876	0.2
28,660 (1)	Blueprint Medicines Corp.	1,369,662	0.2
49,267 (1)	Charles River Laboratories International, Inc.	11,260,958	1.9
44,019 (1)	Corcept Therapeutics, Inc.	1,112,800	0.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
34,041 (1)	Cytokinetics, Inc.	$1,446,743	0.2
42,820 (1)	Denali Therapeutics, Inc.	1,366,386	0.2
115,521	Ensign Group, Inc.	10,974,495	1.8
134,916 (1)	Establishment Labs Holdings, Inc.	8,602,244	1.4
274,849 (1)	Evolent Health, Inc.	7,912,903	1.3
65,459 (1)	Halozyme Therapeutics, Inc.	3,748,182	0.6
34,553 (1)	ICON PLC	7,444,098	1.2
62,411 (1)	Insmed, Inc.	1,153,979	0.2
38,401 (1)	Inspire Medical Systems, Inc.	9,276,530	1.5
22,284 (1)	Intellia Therapeutics, Inc.	1,146,735	0.2
47,092 (1)	Intra-Cellular Therapies, Inc.	2,553,328	0.4
13,112 (1)	Karuna Therapeutics, Inc.	3,085,385	0.5
58,476 (1)	Lantheus Holdings, Inc.	3,630,190	0.6
105,481	LeMaitre Vascular, Inc.	4,941,785	0.8
84,074 (1)	ModivCare, Inc.	6,473,698	1.1
123,289 (1)	Pacira BioSciences, Inc.	5,948,694	1.0
47,087 (1)	Penumbra, Inc.	9,865,197	1.6
181,818 (1)	Progyny, Inc.	6,659,993	1.1
252,628 (1)	R1 RCM, Inc.	2,286,284	0.4
		131,245,193	21.6
	Industrials: 21.4%
322,549 (1)	Array Technologies, Inc.	6,754,176	1.1
45,407 (1)	ASGN, Inc.	4,113,874	0.7
58,679 (1)	Axon Enterprise, Inc.	10,798,696	1.8
241,010 (1)	Bloom Energy Corp.	5,131,103	0.8
45,449 (1)	CACI International, Inc.	14,193,723	2.3
129,177 (1)	Casella Waste Systems, Inc.	11,120,848	1.8
45,721 (1)	Chart Industries, Inc.	6,537,646	1.1
105,893 (1)	Clean Harbors, Inc.	12,707,160	2.1
154,261 (1)	Construction Partners, Inc.	4,411,865	0.7
219,749 (1)	Driven Brands Holdings, Inc.	6,682,567	1.1
229,319	Flowserve Corp.	7,191,444	1.2
180,297 (1)	Kirby Corp.	12,582,928	2.1
30,928	Quanta Services, Inc.	4,635,489	0.8
139,886 (1)	Sterling Infrastructure, Inc.	4,581,266	0.7
83,750	TFI International, Inc.	9,091,062	1.5
206,290 (1)	WillScot Mobile Mini Holdings Corp.	9,945,241	1.6
		130,479,088	21.4
	Information Technology: 23.0%
47,334 (1)	Axcelis Technologies, Inc.	3,780,093	0.6
79,374 (1)	Blackline, Inc.	5,372,826	0.9
275,658 (1)	Cohu, Inc.	9,874,070	1.6
28,328 (1)	CyberArk Software Ltd.	4,222,855	0.7
38,935 (1)	ExlService Holdings, Inc.	7,288,632	1.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Small Cap Growth Fund	as of November 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
59,427 (1)	Fabrinet	$7,928,156	1.3
123,551 (1)	Five9, Inc.	7,920,855	1.3
362,907	Genpact Ltd.	16,733,642	2.7
223,156 (1)	I3 Verticals, Inc.	5,866,771	1.0
737,836 (1)	indie Semiconductor, Inc.	6,057,634	1.0
121,353	Kulicke & Soffa Industries, Inc.	5,818,876	0.9
23,186	Littelfuse, Inc.	5,715,349	0.9
61,423 (1)	Manhattan Associates, Inc.	7,735,613	1.3
153,954	MAXIMUS, Inc.	10,822,966	1.8
133,002 (1)	Onto Innovation, Inc.	10,633,510	1.7
49,118 (1)	Sprout Social, Inc.	2,912,697	0.5
76,823 (1)	Varonis Systems, Inc.	1,631,720	0.3
393,139 (1)	Viavi Solutions, Inc.	4,454,265	0.7
184,766 (1)	WNS Holdings Ltd. ADR	15,579,469	2.6
		140,349,999	23.0
	Materials: 3.6%
84,858	Innospec, Inc.	9,409,904	1.5
147,100 (1)	Livent Corp.	4,117,329	0.7
285,425 (1)	Summit Materials, Inc.	8,645,523	1.4
		22,172,756	3.6
	Total Common Stock (Cost $499,134,075)	578,360,020	95.0
EXCHANGE-TRADED FUNDS: 1.7%
123,655 (1)	SPDR S&P Biotech ETF	10,340,031	1.7
	Total Exchange-Traded Funds (Cost $10,424,595)	10,340,031	1.7
	Total Long-Term Investments (Cost $509,558,670)	588,700,051	96.7

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.4%
	Mutual Funds: 2.4%
14,783,000 (2)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 3.740% (Cost $14,783,000)	$14,783,000	2.4
	Total Short-Term Investments (Cost $14,783,000)	14,783,000	2.4
	Total Investments in Securities (Cost $524,341,670)	$603,483,051	99.1
	Assets in Excess of Other Liabilities	5,205,644	0.9
	Net Assets	$608,688,695	100.0

ADR
American Depositary Receipt

(1)
Non-income producing security.

(2)
Rate shown is the 7-day yield as of November 30, 2022.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of November 30, 2022 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2022
Asset Table
Investments, at fair value
Common Stock*	$578,360,020	$—	$—	$578,360,020
Exchange-Traded Funds	10,340,031	—	—	10,340,031
Short-Term Investments	14,783,000	—	—	14,783,000
Total Investments, at fair value	$603,483,051	$—	$—	$603,483,051

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Small Cap Growth Fund	as of November 30, 2022 (Unaudited) (continued)

At November 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $528,423,668.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$107,643,587
Gross Unrealized Depreciation	(32,558,686)
Net Unrealized Appreciation	$75,084,901
See Accompanying Notes to Financial Statements

Voya U.S. High Dividend	PORTFOLIO OF INVESTMENTS
Low Volatility Fund	as of November 30, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.7%
	Communication Services: 6.6%
69,951	AT&T, Inc.	$1,348,655	1.3
38,786	Comcast Corp. - Class A	1,421,119	1.3
5,989	Electronic Arts, Inc.	783,241	0.7
1,630	Fox Corp. - Class A	52,894	0.1
5,219	Interpublic Group of Cos., Inc.	179,325	0.2
6,756 (1)	Iridium Communications, Inc.	358,744	0.3
1,036	Nexstar Media Group, Inc.	196,384	0.2
7,508	Omnicom Group	598,838	0.6
95,195 (2)	Sirius XM Holdings, Inc.	617,816	0.6
35,345	Verizon Communications, Inc.	1,377,748	1.3
		6,934,764	6.6
	Consumer Discretionary: 4.7%
30,257	Ford Motor Co.	420,572	0.4
4,687	General Motors Co.	190,105	0.2
8,265	Gentex Corp.	238,858	0.2
4,642	Genuine Parts Co.	851,018	0.8
6,507	Hasbro, Inc.	408,770	0.4
350	Home Depot, Inc.	113,397	0.1
10,550	LKQ Corp.	573,182	0.5
377	McDonald’s Corp.	102,842	0.1
9,961	Service Corp. International	711,713	0.7
6,189	Travel + Leisure Co.	240,566	0.2
22,990	Wendy’s Company	518,654	0.5
4,801	Yum! Brands, Inc.	617,697	0.6
		4,987,374	4.7
	Consumer Staples: 7.9%
14,108	Coca-Cola Co.	897,410	0.8
7,965	Conagra Brands, Inc.	302,511	0.3
23,886	Flowers Foods, Inc.	717,774	0.7
10,856	General Mills, Inc.	926,017	0.9
6,043	Kellogg Co.	440,837	0.4
16,091	Mondelez International, Inc.	1,087,912	1.0
4,370	PepsiCo, Inc.	810,679	0.8
13,476	Philip Morris International, Inc.	1,343,153	1.3
11,148	Procter & Gamble Co.	1,662,836	1.6
2,441	Tyson Foods, Inc.	161,789	0.1
		8,350,918	7.9
	Energy: 8.0%
24,782	Baker Hughes Co.	719,174	0.7
2,720	Cheniere Energy, Inc.	476,979	0.5
5,908	Chevron Corp.	1,082,995	1.0
2,821	ConocoPhillips	348,422	0.3
1,073	Diamondback Energy, Inc.	158,825	0.2
7,070	DT Midstream, Inc.	426,533	0.4
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy (continued)
5,244	EOG Resources, Inc.	$744,281	0.7
1,545	Exxon Mobil Corp.	172,020	0.2
40,246	Kinder Morgan, Inc.	769,504	0.7
8,561	Marathon Petroleum Corp.	1,042,815	1.0
9,122	Phillips 66	989,190	0.9
6,748	Targa Resources Corp.	501,984	0.5
7,165	Valero Energy Corp.	957,387	0.9
		8,390,109	8.0
	Financials: 19.0%
3,616	Aflac, Inc.	260,099	0.2
6,138	Allstate Corp.	821,878	0.8
2,266	Aon PLC	698,562	0.7
10,368	Axis Capital Holdings Ltd.	596,782	0.6
9,458	Bank of America Corp.	357,985	0.3
3,699	Bank of Hawaii Corp.	298,398	0.3
10,021	Bank OZK	462,469	0.4
615	Blackrock, Inc.	440,340	0.4
1,337	Charles Schwab Corp.	110,356	0.1
13,909	Citigroup, Inc.	673,335	0.6
16,076	Citizens Financial Group, Inc.	681,301	0.6
4,213	CME Group, Inc.	743,595	0.7
8,044	Commerce Bancshares, Inc.	602,656	0.6
13,149	Essent Group Ltd.	527,143	0.5
453	Everest Re Group Ltd.	153,087	0.1
12,553	Fidelity National Financial, Inc.	506,639	0.5
9,264	First American Financial Corp.	506,278	0.5
5,791	Hancock Whitney Corp.	317,578	0.3
2,816	Hanover Insurance Group, Inc.	414,797	0.4
9,524	Hartford Financial Services Group, Inc.	727,348	0.7
6,348	International Bancshares Corp.	334,413	0.3
870	JPMorgan Chase & Co.	120,217	0.1
15,423	Keycorp	290,107	0.3
7,861	Loews Corp.	457,117	0.4
3,765	Marsh & McLennan Cos., Inc.	652,023	0.6
11,953	Metlife, Inc.	916,795	0.9
43,282	MGIC Investment Corp.	594,262	0.6
4,758	Morgan Stanley	442,827	0.4
25,463	Old Republic International Corp.	623,844	0.6
2,850	Popular, Inc.	208,107	0.2

See Accompanying Notes to Financial Statements

Voya U.S. High Dividend	PORTFOLIO OF INVESTMENTS
Low Volatility Fund	as of November 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
8,324	Prosperity Bancshares, Inc.	$629,045	0.6
22,754	Regions Financial Corp.	528,120	0.5
4,335	Travelers Cos, Inc.	822,826	0.8
3,872	UMB Financial Corp.	331,133	0.3
14,275	Unum Group	602,120	0.6
18,365	US Bancorp	833,587	0.8
8,998	Washington Federal, Inc.	317,359	0.3
14,900	Wells Fargo & Co.	714,455	0.7
3,151	Willis Towers Watson PLC	775,650	0.7
		20,094,633	19.0
	Health Care: 18.2%
9,156	Abbott Laboratories	985,002	0.9
3,576	AbbVie, Inc.	576,380	0.5
2,630	Amgen, Inc.	753,232	0.7
19,278	Bristol-Myers Squibb Co.	1,547,638	1.5
9,362	Cardinal Health, Inc.	750,551	0.7
2,592	Cigna Corp.	852,483	0.8
12,205	CVS Health Corp.	1,243,445	1.2
1,317	Elevance Health, Inc.	701,856	0.7
2,582	Eli Lilly & Co.	958,129	0.9
15,902	Gilead Sciences, Inc.	1,396,673	1.3
332	Humana, Inc.	182,567	0.2
17,264	Johnson & Johnson	3,072,992	2.9
2,298	McKesson Corp.	877,101	0.8
4,010	Medtronic PLC	316,950	0.3
13,757	Merck & Co., Inc.	1,514,921	1.4
41,784	Pfizer, Inc.	2,094,632	2.0
301	Thermo Fisher Scientific, Inc.	168,626	0.2
1,528	UnitedHealth Group, Inc.	836,977	0.8
2,595	Zoetis, Inc.	399,993	0.4
		19,230,148	18.2
	Industrials: 9.5%
7,574	3M Co.	954,097	0.9
4,464	AECOM	379,440	0.4
1,551	Allegion Public Ltd.	176,271	0.2
5,543	Booz Allen Hamilton Holding Corp.	589,775	0.6
1,710	Caterpillar, Inc.	404,261	0.4
7,145	CSX Corp.	233,570	0.2
2,081	Cummins, Inc.	522,664	0.5
8,609	Emerson Electric Co.	824,484	0.8
905	FedEx Corp.	164,909	0.1
6,036	Fortive Corp.	407,732	0.4
10,558	Johnson Controls International plc	701,473	0.7
1,401	Lockheed Martin Corp.	679,751	0.6
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
7,194	MSC Industrial Direct Co.	$617,461	0.6
370	Parker Hannifin Corp.	110,608	0.1
5,501	Robert Half International, Inc.	433,369	0.4
2,085	Rockwell Automation, Inc.	550,899	0.5
3,397	United Parcel Service, Inc. - Class B	644,513	0.6
3,202	Verisk Analytics, Inc.	588,239	0.5
4,103	Waste Connections, Inc.	592,883	0.6
726	WW Grainger, Inc.	437,822	0.4
		10,014,221	9.5
	Information Technology: 10.1%
7,895	Amdocs Ltd.	701,550	0.7
2,445	Automatic Data Processing, Inc.	645,822	0.6
34,008	Cisco Systems, Inc.	1,690,878	1.6
11,282	Cognizant Technology Solutions Corp.	701,853	0.7
6,644	Dolby Laboratories, Inc.	497,436	0.5
12,205	Genpact Ltd.	562,773	0.5
5,203	International Business Machines Corp.	774,727	0.7
2,966	Jack Henry & Associates, Inc.	561,612	0.5
19,948	Juniper Networks, Inc.	663,071	0.6
8,837	MAXIMUS, Inc.	621,241	0.6
1,787	Microsoft Corp.	455,935	0.4
8,026	NetApp, Inc.	542,638	0.5
3,322	Oracle Corp.	275,826	0.3
4,727	Paychex, Inc.	586,290	0.6
4,931	Texas Instruments, Inc.	889,848	0.8
2,369	Visa, Inc. - Class A	514,073	0.5
		10,685,573	10.1
	Materials: 3.0%
3,323	Air Products & Chemicals, Inc.	1,030,662	1.0
21,071	Amcor PLC	260,227	0.2
1,319	Linde PLC	443,817	0.4
11,648	Newmont Corp.	552,930	0.5
1,270	Packaging Corp. of America	172,580	0.2
1,271	Sherwin-Williams Co.	316,708	0.3
11,203	WestRock Co.	424,818	0.4
		3,201,742	3.0
	Real Estate: 5.4%
5,641	Digital Realty Trust, Inc.	634,387	0.6
3,092	Equity Residential	200,547	0.2

See Accompanying Notes to Financial Statements

Voya U.S. High Dividend	PORTFOLIO OF INVESTMENTS
Low Volatility Fund	as of November 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate (continued)
5,754	First Industrial Realty Trust, Inc.	$290,865	0.3
13,066	Highwoods Properties, Inc.	389,367	0.4
9,108	Invitation Homes, Inc.	297,194	0.3
9,902	Iron Mountain, Inc.	537,976	0.5
4,812	Kilroy Realty Corp.	207,975	0.2
1,051	Lamar Advertising Co.	105,247	0.1
4,394	Life Storage, Inc.	472,311	0.5
3,799	Mid-America Apartment Communities, Inc.	626,379	0.6
13,893	National Retail Properties, Inc.	644,079	0.6
8,863	National Storage Affiliates Trust	352,836	0.3
3,650	ProLogis, Inc.	429,934	0.4
2,185	Realty Income Corp.	137,808	0.1
4,103	WP Carey, Inc.	323,316	0.3
		5,650,221	5.4
	Utilities: 6.3%
6,737	American Electric Power Co., Inc.	652,142	0.6
1,171	Atmos Energy Corp.	140,754	0.1
2,917	Consolidated Edison, Inc.	285,983	0.3
5,101	DTE Energy Co.	591,767	0.6
9,113	Duke Energy Corp.	910,662	0.9
10,313	Edison International	687,465	0.6
4,146	Eversource Energy	343,537	0.3
5,212	National Fuel Gas Co.	345,191	0.3
5,245	NiSource, Inc.	146,545	0.1
23,975	PPL Corp.	707,742	0.7
3,752	Sempra Energy	623,545	0.6
13,463	Southern Co.	910,637	0.9
7,648	UGI Corp.	295,595	0.3
		6,641,565	6.3
	Total Common Stock (Cost $95,707,168)	104,181,268	98.7
EXCHANGE-TRADED FUNDS: 0.8%
5,034	iShares Russell 1000 Value ETF	800,356	0.8
	Total Exchange-Traded Funds (Cost $690,898)	800,356	0.8
	Total Long-Term Investments (Cost $96,398,066)	104,981,624	99.5
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.8%
	Repurchase Agreements: 0.6%
638,007 (3)	Nomura Securities, Repurchase Agreement dated 11/30/22, 3.81%, due 12/01/22 (Repurchase Amount $638,074, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.500%-8.000%, Market Value plus accrued interest $650,768, due 01/01/23-03/01/61) (Cost $638,007)	$638,007	0.6
Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.2%
214,000 (4)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 3.740%
	(Cost $214,000)	214,000	0.2
	Total Short-Term Investments
	(Cost $852,007)	852,007	0.8
	Total Investments in Securities (Cost $97,250,073)	$105,833,631	100.3
	Liabilities in Excess of Other Assets	(279,643)	(0.3)
	Net Assets	$105,553,988	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Non-income producing security.

(2)
Security, or a portion of the security, is on loan.

(3)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(4)
Rate shown is the 7-day yield as of November 30, 2022.

See Accompanying Notes to Financial Statements

Voya U.S. High Dividend	PORTFOLIO OF INVESTMENTS
Low Volatility Fund	as of November 30, 2022 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of November 30, 2022 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2022
Asset Table
Investments, at fair value
Common Stock*	$104,181,268	$—	$—	$104,181,268
Exchange-Traded Funds	800,356	—	—	800,356
Short-Term Investments	214,000	638,007	—	852,007
Total Investments, at fair value	$105,195,624	$638,007	$—	$105,833,631

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At November 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $97,855,556
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$12,591,238
Gross Unrealized Depreciation	(4,613,163)
Net Unrealized Appreciation	$7,978,075
See Accompanying Notes to Financial Statements

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited)

BOARD CONSIDERATION AND APPROVAL OF INVESTMENT MANAGEMENT CONTRACT AND SUB-ADVISORY CONTRACT
At a meeting held on November 17, 2022, the Board of Trustees (“Board”) of Voya Equity Trust (the “Trust”), including a majority of the Board members who have no direct or indirect interest in the investment management and sub-advisory contracts, and who are not “interested persons” of Voya Large-Cap Growth Fund, Voya Large Cap Value Fund, Voya MidCap Opportunities Fund, Voya U.S. High Dividend Low Volatility Fund and Voya Multi-Manager Mid Cap Value Fund, each a series of the Trust (the “Funds”), as such term is defined under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and approved the renewal of the investment management contracts (the “Management Contracts”) between Voya Investments, LLC (the “Manager”) and the Trust, on behalf of the Funds, and the sub-advisory contracts (the “Sub-Advisory Contracts,” and together with the Management Contracts, the “Contracts”) with Voya Investment Management Co. LLC, Hahn Capital Management, LLC and LSV Asset Management, the respective sub-advisers to each Fund (the “Sub-Advisers”), for an additional one-year period ending November 30, 2023.
In addition to the Board meeting on November 17, 2022, the Independent Trustees also held meetings outside the presence of representatives of the Manager and Sub-Advisers (collectively, such persons are referred to herein as “management”) on October 12-13, 2022, and November 15, 2022. At those meetings, the Board members reviewed and considered materials related to the proposed continuance of the Contracts that they had requested and believed to be relevant to the renewal of the Contracts in light of their own business judgment and the legal advice furnished to them by K&L Gates LLP, their independent legal counsel. The Board also considered information furnished to it throughout the year at meetings of the Board and its committees, including information regarding performance, expenses, and other relevant matters. While the Board considered the renewal of the management contracts and sub-advisory contracts for all of the applicable investment companies in the Voya family of funds at the same meetings, the Board considered each Voya fund’s investment management and sub-advisory relationships separately.
The Board has established a Contracts Committee and two Investment Review Committees (the “IRCs”), each of which includes only Independent Trustees as members. The Contracts Committee meets several times throughout the year to provide oversight with respect to the management and sub-advisory contracts approval and renewal process for the Voya funds, among other functions, and each IRC meets several times throughout the year with respect to each Voya fund (assigned to that IRC) to provide oversight regarding the investment performance of the sub-advisers, as well as the Manager’s role in monitoring the sub-advisers.
The Contracts Committee oversees, and annually recommends Board approval of updates to, a methodology guide for the Voya funds (“Methodology Guide”), which sets out a framework pursuant to which the Independent Trustees request, and management provides, certain information that the Independent Trustees deem to be important or potentially relevant to the contracts renewal process for the Voya funds. The Independent Trustees retain the services of an independent consultant with experience in the mutual fund industry to assist the Contracts Committee in developing and recommending to the Board: (1) a selected peer group of investment companies for each Fund (“Selected Peer Group”) based on that Fund’s particular attributes, such as fund type and size, fund category (as determined by Morningstar, Inc., an independent provider of mutual fund data (“Morningstar”)), sales channels and structure and the Fund share class being compared to the Selected Peer Group; and (2) updates to the Methodology Guide with respect to the content and format of various data prepared in connection with the renewal process, including, but not limited to, investment performance, fee structure, and expense information. In addition, the Independent Trustees periodically have retained an independent firm to test and verify the accuracy of certain information presented to the Board for a representative sample of the Voya funds.
The Manager or a Sub-Adviser may not have been able to, or opted not to, provide information in response to certain information requests, in which case the Board conducted its evaluation based on the information that was provided. In such cases, the Board determined that the omission of any such information was not material to its considerations. Additionally, the Board considered the impact of significant periods of market volatility that occurred during and after the period for which information was requested in conducting its evaluation of the Manager and a Sub-Adviser.
Provided below is an overview of certain material factors that the Board considered at its meetings regarding the renewal of the Contracts and the compensation to be paid thereunder. The Board members did not identify any particular information or factor that was most relevant to its consideration.
Nature, Extent and Quality of Services
The Manager oversees, subject to the authority of the Board, and is responsible for the provision of, all

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

investment advisory and portfolio management services for the Funds, but may delegate certain of these responsibilities to one or more sub-advisers. In addition, the Manager provides administrative services reasonably necessary for the operation of the Funds as set forth in the Management Contracts, including oversight of the Funds’ operations and risk management and the oversight of their various other service providers.
The Board considered the “manager-of-managers” structure of the Voya funds that has been developed by the Manager pursuant to which the Manager selects, subject to the Board’s approval, sub-advisers to provide day-to-day management services to all or a portion of each Voya fund. The Board recognized that the Manager is responsible for monitoring the Sub-Advisers’ investment program, performance, developments, ongoing operations, and compliance with applicable regulations and investment policies and restrictions with respect to the Funds under this manager-of-managers arrangement. The Board also considered the techniques and resources that the Manager has developed to provide this ongoing due diligence and oversight with respect to the sub-advisers and to recommend appropriate changes in investment strategies, sub-advisers, or allocation among sub-advisers in an effort to improve a Voya fund’s performance. In connection with the Manager’s performance of these duties, the Board considered that the Manager has developed an oversight process formulated by its Manager Research & Selection Group that reviews, among other matters, performance data, each Sub-Adviser’s management team, portfolio data and attribution analysis related to each Sub-Adviser through various means, including, but not limited to, in-person meetings, on-site or virtual visits, and telephonic meetings with that Sub-Adviser.
Further, the Board considered periodic compliance reports it receives from the Trust’s Chief Compliance Officer evaluating, among other related matters, whether the regulatory compliance systems and procedures of the Manager and Sub-Advisers are reasonably designed to ensure compliance with the federal securities laws and whether the investment policies and restrictions for each Fund are complied with on a consistent basis.
The Board considered the portfolio management team assigned by the Sub-Advisers to the Funds and the level of resources committed to the Funds (and other relevant funds in the Voya funds) by the Manager and the Sub-Advisers, and whether those resources are sufficient to provide high-quality services to the Funds.
Based on their deliberations and the materials presented to them, the Board concluded that the nature, extent and quality of the overall services provided by the Manager and each Sub-Adviser under the Contracts were appropriate.
Fund Performance
In assessing the investment management and sub-advisory relationships, the Board placed emphasis on the investment returns of each Fund, including its investment performance over certain time periods compared to the Fund’s Morningstar category and primary benchmark, a broad-based securities market index identified in the Fund’s prospectus. With respect to Voya Multi-Manager Mid Cap Value Fund, the Board also reviewed the performance of the Fund assets allocated by the Manager to each Sub-Adviser. The Board also considered information from the Manager Research & Selection Group and received reports summarizing a separate analysis of each Fund’s performance and risk, including risk-adjusted investment return information, from the Trust’s Chief Investment Risk Officer.
Economies of Scale
When evaluating the reasonableness of the management fee schedules, the Board considered whether economies of scale have been or likely will be realized by the Manager and the Sub-Advisers as a Fund grows larger and the extent to which any such economies are shared with the Fund. In this regard, the Board noted any breakpoints in the management fee schedules that will result in a lower management fee rate when a Fund achieves sufficient asset levels to receive a breakpoint discount. The Board also considered that, while some of the Funds do not have management fee breakpoints, they may have fee waiver and expense reimbursement arrangements. The Board considered the extent to which economies of scale realized by the Manager or the Sub-Advisers could be shared with each Fund through such fee waivers, expense reimbursements or other expense reductions. In evaluating these matters, the Board also considered periodic management reports, Selected Peer Group comparisons, and industry information regarding economies of scale. In the case of sub-advisory fees, the Board considered that breakpoints, if any, would inure to the benefit of the Manager.
Information Regarding Services, Performance, and Fee Schedules Offered to Other Clients
The Board considered comparative information regarding the nature of services, performance, and fee schedules offered by the Manager and Sub-Advisers to other clients with similar investment objectives, if applicable, including other registered investment companies and relevant institutional accounts. When the fee schedules offered to or the performance of such other clients differed materially from a Fund, the Board took into account the underlying rationale provided by the Manager or Sub-Advisers, as applicable, for these differences.

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

Fee Schedules, Profitability, and Fall-out Benefits
The Board reviewed and considered the contractual management fee schedule and net management fee rate payable by each Fund to the Manager compared to the Fund’s Selected Peer Group. The Board also considered the compensation payable by the Manager to each Sub-Adviser for sub-advisory services for each Fund, including the portion of the contractual and net management fee rates that are paid to each Sub-Adviser, as compared to the compensation paid to the Manager. In addition, the Board considered any fee waivers, expense limitations and/or recoupment arrangements that apply to the fees payable by the Funds, including whether the Manager intends to propose any changes thereto. For each Fund, the Board separately determined that the fees payable to the Manager and the fee schedule payable to each Sub-Adviser are reasonable for the services that each performs, which were considered in light of the nature, extent and quality of the services that each has performed and is expected to perform.
For each Fund, the Board considered information on revenues, costs and profits or losses realized by the Manager and the Voya-affiliated Sub-Adviser related to their services to the Fund. In analyzing the profitability of the Manager and its affiliates in connection with services they render to a Fund, the Board took into account the sub-advisory fee rate payable by the Manager to each Sub-Adviser. The Board also considered the profitability of the Manager and its affiliated Sub-Adviser attributable to servicing each Fund both with and without taking into account the profitability of the distributor of the Funds and any revenue sharing payments made by the Manager. The Board did not request profitability data from the Sub-Advisers, which are not affiliated with the Manager because the Board did not view this data as a key factor to its deliberations given the arm’s-length nature of the relationship between the Manager and these non-Voya-affiliated Sub-Advisers with respect to the negotiation of sub-advisory fee schedules. In addition, the Board noted that non-Voya-affiliated sub-advisers may not account for their profits on an account-by-account basis and those that do often employ different methodologies in connection with these calculations.
Although the Methodology Guide establishes a framework for profit calculation, the Board recognized that there is no uniform methodology within the asset management industry for determining profitability for this purpose. The Board also recognized that the use of different reasonable methodologies can give rise to dramatically different reported profit and loss results with respect to the Manager and the Voya-affiliated Sub-Adviser, as well as other industry participants with whom the profits of the Manager and its affiliated Sub-Adviser could be compared. In addition, the Board recognized that management’s calculations regarding its costs incurred in establishing the infrastructure necessary for the Funds’ operations may not be fully reflected in the expenses allocated to each Fund in determining profitability. The Board also recognized that the information presented may not portray all of the costs borne by the Manager or reflect all of the risks associated with offering and managing a mutual fund complex in the current regulatory and market environment, including entrepreneurial, regulatory, legal and operational risks.
The Board also considered that the Manager and the Voya-affiliated Sub-Adviser are entitled to earn a reasonable level of profits for the services that they provide to the Funds. The Board also considered information regarding the potential fall-out benefits to the Manager and Sub-Advisers and their respective affiliates from their association with the Funds, including their ability to engage in soft-dollar transactions on behalf of the Funds. Following its reviews, the Board determined that the Manager’s and the Voya-affiliated Sub-Adviser’s profitability with respect to their services to the Funds and the Manager and Sub-Advisers’ potential fall-out benefits were not unreasonable.
Fund-by-Fund Analysis
Set forth below are certain of the specific factors that the Board considered at its October 12-13, 2022, November 15, 2022, and/or November 17, 2022 meetings in relation to approving each Fund’s Contracts and the conclusions reached by the Board. These specific factors are in addition to those considerations discussed above. In each case, the Fund’s performance was compared to its Morningstar category, as well as its primary benchmark. The performance data provided to the Board primarily was for various periods ended March 31, 2022. In addition, the Board also considered at its October 12-13, 2022, November 15, 2022, and/or November 17, 2022 meetings certain additional data regarding each Fund’s more recent performance, asset levels and asset flows. Each Fund’s management fee rate and expense ratio were compared to the management fee rates and expense ratios of the funds in its Selected Peer Group. With respect to the quintile rankings noted below, the first quintile represents the range of funds with the highest performance or the lowest management fee rate or expense ratio, as applicable, and the fifth quintile represents the range of funds with the lowest performance or the highest management fee rate or expense ratio, as applicable.
Voya Large-Cap Growth Fund
In considering whether to approve the renewal of the Contracts for Voya Large-Cap Growth Fund, the Board considered that, based on performance data for the

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

periods ended March 31, 2022: (1) the Fund is ranked in the second quintile of its Morningstar category for the year-to-date and one-year periods, and the third quintile for the three-year, five-year and ten-year periods; and (2) the Fund underperformed its primary benchmark for all periods presented, with the exception of the year-to-date period, during which it outperformed.
In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the net management fee rate for the Fund is ranked in the first quintile of net management fee rates of the funds in its Selected Peer Group; (b) the contractual management fee rate for the Fund is ranked in the first quintile of contractual management fee rates of the funds in its Selected Peer Group; and (c) the net expense ratio for the Fund is ranked in the first quintile of net expense ratios of the funds in its Selected Peer Group.
Voya Large Cap Value Fund
In considering whether to approve the renewal of the Contracts for Voya Large Cap Value Fund, the Board considered that, based on performance data for the periods ended March 31, 2022: (1) the Fund is ranked in the second quintile of its Morningstar category for the year-to-date, one-year and three-year periods, and the third quintile for the five-year and ten-year periods; and (2) the Fund outperformed its primary benchmark for all periods presented, with the exception of the ten-year period, during which it underperformed.
In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a breakpoint fee schedule where the asset level necessary to achieve a breakpoint discount had not been reached by the Fund; and (2) the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the net management fee rate for the Fund is ranked in the fourth quintile of net management fee rates of the funds in its Selected Peer Group; (b) the contractual management fee rate for the Fund is ranked in the fourth quintile of contractual management fee rates of the funds in its Selected Peer Group; and (c) the net expense ratio for the Fund is ranked in the third quintile of net expense ratios of the funds in its Selected Peer Group. In analyzing this fee data, the Board took into account management’s representations regarding the competitiveness of the Fund’s net expense ratio.
Voya MidCap Opportunities Fund
In considering whether to approve the renewal of the Contracts for Voya MidCap Opportunities Fund, the Board considered that, based on performance data for the periods ended March 31, 2022: (1) the Fund is ranked in the third quintile of its Morningstar category for the year-to-date, one-year, and three-year periods, and the fourth quintile for the five-year and ten-year periods; and (2) the Fund underperformed its primary benchmark for all periods presented, with the exception of the year-to-date and three-year periods, during which it outperformed. In analyzing this performance data, the Board took into account management’s representations regarding: (1) the impact of stock selection and sector allocation on the Fund’s performance; and (2) the competitiveness of the Fund’s performance during certain periods.
In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the economies of scale benefits to the Fund and its shareholders from breakpoint discounts applicable to the Fund’s management fee rate, which result in lower fees at higher asset levels; and (2) the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the net management fee rate for the Fund is ranked in the third quintile of net management fee rates of the funds in its Selected Peer Group; (b) the contractual management fee rate for the Fund is ranked in the third quintile of contractual management fee rates of the funds in its Selected Peer Group; and (c) the net expense ratio for the Fund is ranked in the third quintile of net expense ratios of the funds in its Selected Peer Group.
Voya Multi-Manager Mid Cap Value Fund
In considering whether to approve the renewal of the Contracts for Voya Multi-Manager Mid Cap Value Fund, the Board considered that, based on performance data for the periods ended March 31, 2022: (1) the Fund is ranked in the fourth quintile of its Morningstar category for the three-year, five-year and ten-year periods, and the fifth quintile for the year-to-date and one-year periods; and (2) the Fund underperformed its primary benchmark for all periods presented. In analyzing this performance data, the Board took into account management’s representations regarding: (1) the impact of each Sub-Adviser’s investment style and security selection on the Fund’s performance; and (2) that management would continue to monitor the Sub-Advisers’ performance.
In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

above and also considered: (1) the fairness of the compensation under a Management Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the net management fee rate for the Fund is ranked in the third quintile of net management fee rates of the funds in its Selected Peer Group; (b) the contractual management fee rate for the Fund is ranked in the first quintile of contractual management fee rates of the funds in its Selected Peer Group; and (c) the net expense ratio for the Fund is ranked in the first quintile of net expense ratios of the funds in its Selected Peer Group.
Voya U.S. High Dividend Low Volatility Fund
In considering whether to approve the renewal of the Contracts for Voya U.S. High Dividend Low Volatility Fund, the Board considered that, based on performance data for the periods ended March 31, 2022: (1) the Fund is ranked in the second quintile of its Morningstar category for the one-year and five-year periods, and the fourth quintile for the year-to-date and three-year periods; and (2) the Fund outperformed its primary benchmark for the one-year and five-year periods and underperformed for the year-to-date and three-year periods. In analyzing this performance data, the Board took into account management’s representations regarding the competitiveness of the Fund’s performance during certain periods.
In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the net management fee rate for the Fund is ranked in the first quintile of net management fee rates of the funds in its Selected Peer Group; (b) the contractual management fee rate for the Fund is ranked in the first quintile of contractual management fee rates of the funds in its Selected Peer Group; and (c) the net expense ratio for the Fund is ranked in the first quintile of net expense ratios of the funds in its Selected Peer Group.
Board Conclusions
After its deliberation, the Board concluded that, in its business judgment, the terms of the Contracts are fair and reasonable to each Fund and that approval of the continuation of the Contracts is in the best interests of each Fund and its shareholders. In doing so, the Board reviewed all factors it considered to be material, including those discussed above. Within the context of its overall conclusions regarding the Contracts, and based on the information provided and management’s related representations, the Board concluded that it was satisfied with management’s responses relating to each Fund’s investment performance and the fees payable under the Contracts. During this renewal process, each Board member may have accorded different weight to various factors in reaching his or her conclusions. Based on these conclusions and other factors, the Board voted to renew the Contracts for each Fund for the year ending November 30, 2023.

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your investment professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.
RETIREMENT | INVESTMENTS | INSURANCE
voyainvestments.com
163312         (1122-012523)

Semi-Annual Report
November 30, 2022
Classes A, C, I, R, R6 and W
Domestic Equity and Growth Funds
■
Voya Corporate Leaders® 100 Fund

■
Voya Small Company Fund

As permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of each fund’s annual and semi-annual shareholder reports, like this semi-annual report, are no longer sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Voya funds’ website (www.voyainvestments.com/literature), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-992-0180 or by sending an e-mail request to Voyaim_literature@voya.com.
You may elect to receive all future reports in paper free of charge. If you received this document in the mail, please follow the instructions to elect to continue receiving paper copies of your shareholder reports. If you received this document through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with us, you can call 1-800-992-0180 or send an email request to Voyaim_literature@voya.com to let each fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the Voya funds complex if you invest directly with the funds.
This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.
E-Delivery Sign-up – details inside

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PROXY VOTING INFORMATION
A description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Funds’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Funds voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Funds’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings is available at: www.voyainvestments.com and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

SHAREHOLDER EXPENSE EXAMPLES (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2022 to November 30, 2022. The Funds’ expenses are shown without the imposition of any sales charges or fees. Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Fund Return				Hypothetical (5% return before expenses)
	Beginning Account Value June 1, 2022	Ending Account Value November 30, 2022	Annualized Expense Ratio	Expenses Paid During the Period Ended November 30, 2022*	Beginning Account Value June 1, 2022	Ending Account Value November 30, 2022	Annualized Expense Ratio	Expenses Paid During the Period Ended November 30, 2022*
Voya Corporate Leaders® 100 Fund
Class A	$1,000.00	$1,017.80	0.81%	$4.10	$1,000.00	$1,021.01	0.81%	$4.10
Class C	1,000.00	1,015.00	1.35	6.82	1,000.00	1,018.30	1.35	6.83
Class I	1,000.00	1,019.20	0.49	2.48	1,000.00	1,022.61	0.49	2.48
Class R	1,000.00	1,016.50	1.10	5.56	1,000.00	1,019.55	1.10	5.57
Class R6	1,000.00	1,019.20	0.48	2.43	1,000.00	1,022.66	0.48	2.43
Class W	1,000.00	1,019.10	0.56	2.83	1,000.00	1,022.26	0.56	2.84
Voya Small Company Fund
Class A	$1,000.00	$986.20	1.18%	$5.88	$1,000.00	$1,019.15	1.18%	$5.97
Class C	1,000.00	982.30	1.93	9.59	1,000.00	1,015.39	1.93	9.75
Class I	1,000.00	987.40	0.87	4.33	1,000.00	1,020.71	0.87	4.41
Class R	1,000.00	985.10	1.43	7.12	1,000.00	1,017.90	1.43	7.23
Class R6	1,000.00	987.50	0.85	4.24	1,000.00	1,020.81	0.85	4.31
Class W	1,000.00	987.40	0.93	4.63	1,000.00	1,020.41	0.93	4.71

*
Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 183/365 to reflect the most recent fiscal half-year.

1

STATEMENTS OF ASSETS AND LIABILITIES as of November 30, 2022 (Unaudited)

	Voya Corporate Leaders® 100 Fund	Voya Small Company Fund
ASSETS:
Investments in securities at fair value+*	$889,064,042	$223,833,592
Short-term investments at fair value†	3,155,000	4,123,992
Cash	395	18,526
Cash collateral for futures contracts	233,200	—
Receivables:
Investment securities sold	—	7,383,514
Fund shares sold	292,049	135,603
Dividends	2,222,988	284,994
Interest	90	95
Foreign tax reclaims	—	4,960
Variation margin on futures contracts	96,289	—
Prepaid expenses	47,954	18,708
Reimbursement due from Investment Adviser	75,991	—
Other assets	46,809	24,177
Total assets	895,234,807	235,828,161
LIABILITIES:
Payable for investment securities purchased	—	6,679,446
Payable for fund shares redeemed	441,837	1,941,320
Payable upon receipt of securities loaned	—	3,710,992
Payable for investment management fees	339,589	136,678
Payable for distribution and shareholder service fees	145,241	8,056
Payable to trustees under the deferred compensation plan (Note 6)	46,809	24,177
Payable for trustee fees	2,049	560
Other accrued expenses and liabilities	598,648	695,504
Total liabilities	1,574,173	13,196,733
NET ASSETS	$893,660,634	$222,631,428
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$554,780,060	$251,616,499
Total distributable earnings (loss)	338,880,574	(28,985,071)
NET ASSETS	$893,660,634	$222,631,428
+ Including securities loaned at value	$—	$3,554,624
* Cost of investments in securities	$560,798,339	$240,302,233
† Cost of short-term investments	$3,155,000	$4,123,992
See Accompanying Notes to Financial Statements
2

STATEMENTS OF ASSETS AND LIABILITIES as of November 30, 2022 (Unaudited) (continued)

	Voya Corporate Leaders® 100 Fund	Voya Small Company Fund
Class A
Net assets	$427,857,988	$32,841,781
Shares authorized	unlimited	unlimited
Par value	$0.010	$0.010
Shares outstanding	20,246,826	3,294,532
Net asset value and redemption price per share†	$21.13	$9.97
Maximum offering price per share (5.75%)(1)	$22.42	$10.58
Class C
Net assets	$58,333,143	$1,840,153
Shares authorized	unlimited	unlimited
Par value	$0.010	$0.010
Shares outstanding	2,788,782	300,448
Net asset value and redemption price per share†	$20.92	$6.12
Class I
Net assets	$320,663,877	$47,210,176
Shares authorized	unlimited	unlimited
Par value	$0.010	$0.010
Shares outstanding	15,122,238	3,538,302
Net asset value and redemption price per share	$21.20	$13.34
Class R
Net assets	$65,855,583	$97,274
Shares authorized	unlimited	unlimited
Par value	$0.010	$0.010
Shares outstanding	3,149,673	9,798
Net asset value and redemption price per share	$20.91	$9.93
Class R6
Net assets	$7,248,026	$98,324,555
Shares authorized	unlimited	unlimited
Par value	$0.010	$0.010
Shares outstanding	341,654	7,341,359
Net asset value and redemption price per share	$21.21	$13.39
Class W
Net assets	$13,702,017	$42,317,489
Shares authorized	unlimited	unlimited
Par value	$0.010	$0.010
Shares outstanding	643,724	3,176,409
Net asset value and redemption price per share	$21.29	$13.32

(1)
Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.

†
Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements
3

STATEMENTS OF OPERATIONS for the six months ended November 30, 2022 (Unaudited)

	Voya Corporate Leaders® 100 Fund	Voya Small Company Fund
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$10,245,592	$1,711,024
Interest	6,800	1,411
Securities lending income, net	22,027	11,616
Total investment income	10,274,419	1,724,051
EXPENSES:
Investment management fees	1,974,177	842,671
Distribution and shareholder service fees:
Class A	504,781	40,598
Class C	286,691	9,631
Class R	150,235	200
Transfer agent fees:
Class A	239,616	21,441
Class C	34,022	1,278
Class I	108,483	38,551
Class P3(1)	14	—
Class R	35,658	51
Class R6	234	433
Class W	7,741	28,800
Shareholder reporting expense	24,888	9,876
Registration fees	66,084	43,581
Professional fees	30,378	13,267
Custody and accounting expense	51,057	19,260
Trustee fees	10,243	2,801
Licensing fee (Note 7)	81,969	—
Miscellaneous expense	17,589	16,247
Interest expense	4,097	9,309
Total expenses	3,627,957	1,097,995
Waived and reimbursed fees	(524,394)	(54,327)
Net expenses	3,103,563	1,043,668
Net investment income	7,170,856	680,383
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(6,556,634)	(12,936,718)
Futures	(1,118,515)	—
Net realized loss	(7,675,149)	(12,936,718)
Net change in unrealized appreciation (depreciation) on:
Investments	16,934,251	2,444,225
Foreign currency related transactions	—	(315)
Futures	194,957	—
Net change in unrealized appreciation (depreciation)	17,129,208	2,443,910
Net realized and unrealized gain (loss)	9,454,059	(10,492,808)
Increase (decrease) in net assets resulting from operations	$16,624,915	$(9,812,425)
* Foreign taxes withheld	$—	$2,134

(1)
Class P3 for Voya Corporate Leaders® 100 Fund was fully redeemed on September 9, 2022.

See Accompanying Notes to Financial Statements
4

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Corporate Leaders® 100 Fund		Voya Small Company Fund
	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022
FROM OPERATIONS:
Net investment income (loss)	$7,170,856	$11,750,389	$680,383	$(629,455)
Net realized gain (loss)	(7,675,149)	51,233,612	(12,936,718)	30,792,068
Net change in unrealized appreciation (depreciation)	17,129,208	(73,036,468)	2,443,910	(70,245,153)
Increase (decrease) in net assets resulting from operations	16,624,915	(10,052,467)	(9,812,425)	(40,082,540)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	—	(34,318,260)	—	(10,321,775)
Class C	—	(5,106,144)	—	(1,127,065)
Class I	—	(21,690,727)	—	(26,121,367)
Class P3(1)	—	(376)	—	—
Class R	—	(4,624,679)	—	(17,406)
Class R6	—	(452,088)	—	(16,609,933)
Class W	—	(1,214,707)	—	(12,615,556)
Total distributions	—	(67,406,981)	—	(66,813,102)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	89,972,388	276,012,808	91,459,193	42,437,959
Reinvestment of distributions	—	61,399,800	—	65,042,905
	89,972,388	337,412,608	91,459,193	107,480,864
Cost of shares redeemed	(96,341,361)	(204,087,114)	(75,207,360)	(243,865,153)
Net increase (decrease) in net assets resulting from capital share transactions	(6,368,973)	133,325,494	16,251,833	(136,384,289)
Net increase (decrease) in net assets	10,255,942	55,866,046	6,439,408	(243,279,931)
NET ASSETS:
Beginning of year or period	883,404,692	827,538,646	216,192,020	459,471,951
End of year or period	$893,660,634	$883,404,692	$222,631,428	$216,192,020

(1)
Class P3 for Voya Corporate Leaders® 100 Fund was fully redeemed on September 9, 2022.

See Accompanying Notes to Financial Statements
5

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Corporate Leaders® 100 Fund
Class A
11-30-22+	20.76	0.17•	0.20	0.37	—	—	—	—	—	21.13	1.78	0.92	0.81	0.81	1.68	427,858	17
05-31-22	22.56	0.29•	(0.31)	(0.02)	0.28	1.50	—	1.78	—	20.76	(0.68)	0.89	0.81	0.81	1.29	428,157	28
05-31-21	19.35	0.31•	7.79	8.10	0.40	4.49	—	4.88	—	22.56	46.33	0.96	0.81	0.81	1.49	441,976	27
05-31-20	20.14	0.36•	0.86	1.22	0.38	1.63	—	2.01	—	19.35	5.08	0.95	0.82	0.82	1.73	323,701	103
05-31-19	21.70	0.36•	(0.02)	0.34	0.37	1.53	—	1.90	—	20.14	1.99	0.92	0.81	0.81	1.68	329,079	23
05-31-18	20.11	0.31•	1.93	2.24	0.33	0.32	—	0.65	—	21.70	11.08	0.90	0.81	0.81	1.46	280,385	14
Class C
11-30-22+	20.61	0.11•	0.20	0.31	—	—	—	—	—	20.92	1.50	1.67	1.35	1.35	1.14	58,333	17
05-31-22	22.39	0.17•	(0.31)	(0.14)	0.14	1.50	—	1.64	—	20.61	(1.19)	1.64	1.34	1.34	0.75	63,022	28
05-31-21	19.21	0.19•	7.73	7.92	0.25	4.49	—	4.74	—	22.39	45.54	1.71	1.38	1.38	0.92	78,110	27
05-31-20	20.01	0.24•	0.86	1.10	0.27	1.63	—	1.90	—	19.21	4.51	1.70	1.36	1.36	1.17	77,642	103
05-31-19	21.54	0.24•	0.00*	0.24	0.24	1.53	—	1.77	—	20.01	1.48	1.67	1.35	1.35	1.11	99,290	23
05-31-18	19.97	0.20•	1.90	2.10	0.21	0.32	—	0.53	—	21.54	10.47	1.65	1.35	1.35	0.93	110,325	14
Class I
11-30-22+	20.80	0.20•	0.20	0.40	—	—	—	—	—	21.20	1.92	0.63	0.49	0.49	2.02	320,664	17
05-31-22	22.60	0.37•	(0.32)	0.05	0.35	1.50	—	1.85	—	20.80	(0.37)	0.60	0.49	0.49	1.64	308,185	28
05-31-21	19.37	0.38•	7.80	8.18	0.46	4.49	—	4.95	—	22.60	46.84	0.65	0.49	0.49	1.80	213,638	27
05-31-20	20.15	0.43•	0.87	1.30	0.45	1.63	—	2.08	—	19.37	5.45	0.62	0.50	0.50	2.04	156,971	103
05-31-19	21.71	0.41•	(0.01)	0.40	0.43	1.53	—	1.96	—	20.15	2.29	0.59	0.49	0.49	1.92	191,916	23
05-31-18	20.12	0.38•	1.93	2.31	0.40	0.32	—	0.72	—	21.71	11.43	0.56	0.49	0.49	1.78	333,230	14
Class R
11-30-22+	20.57	0.14•	0.20	0.34	—	—	—	—	—	20.91	1.65	1.17	1.10	1.10	1.40	65,856	17
05-31-22	22.37	0.23•	(0.32)	(0.09)	0.21	1.50	—	1.71	—	20.57	(0.98)	1.14	1.09	1.09	1.02	62,865	28
05-31-21	19.21	0.24•	7.73	7.97	0.32	4.49	—	4.81	—	22.37	45.93	1.21	1.13	1.13	1.17	63,791	27
05-31-20	20.01	0.30•	0.85	1.15	0.32	1.63	—	1.95	—	19.21	4.77	1.20	1.11	1.11	1.43	50,071	103
05-31-19	21.55	0.29•	(0.01)	0.28	0.29	1.53	—	1.82	—	20.01	1.70	1.17	1.10	1.10	1.36	53,994	23
05-31-18	19.98	0.25•	1.91	2.16	0.27	0.32	—	0.59	—	21.55	10.76	1.15	1.10	1.10	1.18	59,800	14
Class R6
11-30-22+	20.81	0.20•	0.20	0.40	—	—	—	—	—	21.21	1.92	0.56	0.48	0.48	2.01	7,248	17
05-31-22	22.61	0.36•	(0.31)	0.05	0.35	1.50	—	1.85	—	20.81	(0.36)	0.54	0.48	0.48	1.58	7,323	28
05-31-21	19.38	0.38•	7.81	8.19	0.47	4.49	—	4.95	—	22.61	46.83	0.56	0.48	0.48	1.82	13,764	27
05-31-20	20.16	0.43•	0.88	1.31	0.46	1.63	—	2.09	—	19.38	5.47	0.58	0.49	0.49	2.04	11,195	103
05-31-19	21.71	0.42•	0.00*	0.42	0.44	1.53	—	1.97	—	20.16	2.35	0.55	0.48	0.48	1.96	18,207	23
05-31-18	20.12	0.38•	1.93	2.31	0.40	0.32	—	0.72	—	21.71	11.44	0.53	0.48	0.48	1.79	24,586	14
Class W
11-30-22+	20.89	0.19•	0.21	0.40	—	—	—	—	—	21.29	1.91	0.67	0.56	0.56	1.93	13,702	17
05-31-22	22.69	0.35•	(0.32)	0.03	0.33	1.50	—	1.83	—	20.89	(0.44)	0.64	0.56	0.56	1.54	13,848	28
05-31-21	19.41	0.37•	7.82	8.19	0.42	4.49	—	4.91	—	22.69	46.75	0.71	0.56	0.56	1.74	16,255	27
05-31-20	20.18	0.40•	0.90	1.30	0.44	1.63	—	2.07	—	19.41	5.43	0.70	0.57	0.57	1.90	17,533	103
05-31-19	21.73	0.40•	(0.01)	0.39	0.41	1.53	—	1.94	—	20.18	2.24	0.67	0.56	0.56	1.88	78,983	23
05-31-18	20.14	0.37•	1.92	2.29	0.38	0.32	—	0.70	—	21.73	11.35	0.65	0.56	0.56	1.71	100,787	14
See Accompanying Notes to Financial Statements
6

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Small Company Fund
Class A
11-30-22+	10.11	0.02•	(0.16)	(0.14)	—	—	—	—	—	9.97	(1.38)	1.23	1.18	1.18	0.33	32,842	196
05-31-22	15.58	(0.05)•	(1.62)	(1.67)	—	3.80	—	3.80	—	10.11	(12.61)	1.39	1.34	1.34	(0.42)	34,940	111
05-31-21	9.86	(0.05)•	5.77	5.72	—	—	—	—	—	15.58	58.01	1.48	1.35	1.35	(0.41)	44,179	143
05-31-20	10.56	(0.02)	(0.67)	(0.69)	0.01	—	0.00*	0.01	—	9.86	(6.49)	1.46	1.36	1.36	(0.13)	35,156	135
05-31-19	14.60	0.00*	(1.69)	(1.69)	0.01	2.34	—	2.35	—	10.56	(10.71)	1.40	1.35	1.35	0.00*	49,154	111
05-31-18	14.88	(0.01)	1.74	1.73	0.00*	2.01	—	2.01	—	14.60	12.08	1.38	1.35	1.35	(0.07)	64,724	79
Class C
11-30-22+	6.23	(0.01)•	(0.10)	(0.11)	—	—	—	—	—	6.12	(1.77)	1.98	1.93	1.93	(0.42)	1,840	196
05-31-22	11.22	(0.11)•	(1.08)	(1.19)	—	3.80	—	3.80	—	6.23	(13.39)	2.14	2.09	2.09	(1.19)	2,144	111
05-31-21	7.15	(0.10)•	4.17	4.07	—	—	—	—	—	11.22	56.92	2.23	2.10	2.10	(1.16)	4,353	143
05-31-20	7.71	(0.07)•	(0.48)	(0.55)	0.01	—	0.00*	0.01	—	7.15	(7.14)	2.21	2.11	2.11	(0.87)	3,590	135
05-31-19	11.50	(0.08)	(1.36)	(1.44)	0.01	2.34	—	2.35	—	7.71	(11.52)	2.15	2.10	2.10	(0.76)	7,105	111
05-31-18	12.20	(0.10)	1.41	1.31	—	2.01	—	2.01	—	11.50	11.22	2.13	2.10	2.10	(0.82)	11,809	79
Class I
11-30-22+	13.51	0.04•	(0.21)	(0.17)	—	—	—	—	—	13.34	(1.26)	0.96	0.87	0.87	0.66	47,210	196
05-31-22	19.42	(0.02)•	(2.09)	(2.11)	—	3.80	—	3.80	—	13.51	(12.36)	1.04	1.03	1.03	(0.14)	88,522	111
05-31-21	12.27	(0.02)•	7.19	7.17	—	0.02	—	0.02	—	19.42	58.49	1.24	1.04	1.04	(0.10)	235,238	143
05-31-20	13.12	0.03	(0.83)	(0.80)	0.05	—	0.00*	0.05	—	12.27	(6.16)	1.23	1.05	1.05	0.19	224,718	135
05-31-19	17.45	0.05	(2.01)	(1.96)	0.03	2.34	—	2.37	—	13.12	(10.46)	1.17	1.04	1.04	0.28	319,622	111
05-31-18	17.41	0.04	2.06	2.10	0.05	2.01	—	2.06	—	17.45	12.44	1.16	1.04	1.04	0.24	618,289	79
Class R
11-30-22+	10.08	0.00*•	(0.15)	(0.15)	—	—	—	—	—	9.93	(1.49)	1.48	1.43	1.43	0.07	97	196
05-31-22	15.58	(0.08)•	(1.62)	(1.70)	—	3.80	—	3.80	—	10.08	(12.83)	1.64	1.59	1.59	(0.65)	71	111
05-31-21	9.89	(0.08)•	5.77	5.69	—	—	—	—	—	15.58	57.53	1.73	1.60	1.60	(0.67)	70	143
05-31-20	10.55	(0.04)•	(0.57)	(0.61)	0.05	—	0.00*	0.05	—	9.89	(5.80)	1.71	1.61	1.61	(0.39)	39	135
05-31-19	14.51	0.00*	(1.61)	(1.61)	0.01	2.34	—	2.35	—	10.55	(10.15)	1.65	1.60	1.60	(0.07)	92	111
05-31-18	14.83	(0.05)•	1.74	1.69	—	2.01	—	2.01	—	14.51	11.83	1.63	1.60	1.60	(0.32)	7	79
Class R6
11-30-22+	13.56	0.05•	(0.22)	(0.17)	—	—	—	—	—	13.39	(1.25)	0.85	0.85	0.85	0.72	98,325	196
05-31-22	19.47	(0.02)•	(2.09)	(2.11)	—	3.80	—	3.80	—	13.56	(12.32)	1.03	1.00	1.00	(0.09)	41,310	111
05-31-21	12.30	(0.01)•	7.20	7.19	—	0.02	—	0.02	—	19.47	58.52	1.05	1.03	1.03	(0.09)	108,522	143
05-31-20	13.13	0.04	(0.84)	(0.80)	0.03	—	0.00*	0.03	—	12.30	(6.11)	1.04	1.02	1.02	0.21	69,755	135
05-31-19	17.47	0.07	(2.02)	(1.95)	0.05	2.34	—	2.39	—	13.13	(10.40)	0.98	0.96	0.96	0.40	109,363	111
05-31-18	17.43	0.06	2.05	2.11	0.06	2.01	—	2.07	—	17.47	12.51	0.97	0.95	0.95	0.33	106,249	79
Class W
11-30-22+	13.49	0.04•	(0.21)	(0.17)	—	—	—	—	—	13.32	(1.26)	0.98	0.93	0.93	0.57	42,317	196
05-31-22	19.41	(0.03)•	(2.09)	(2.12)	—	3.80	—	3.80	—	13.49	(12.43)	1.14	1.09	1.09	(0.17)	49,206	111
05-31-21	12.27	(0.02)•	7.18	7.16	—	0.02	—	0.02	—	19.41	58.36	1.23	1.10	1.10	(0.14)	67,110	143
05-31-20	13.09	0.07•	(0.88)	(0.81)	0.01	—	0.00*	0.01	—	12.27	(6.19)	1.21	1.11	1.11	0.61	66,879	135
05-31-19	17.39	0.03•	(1.98)	(1.95)	0.01	2.34	—	2.35	—	13.09	(10.47)	1.15	1.10	1.10	0.20	1,445	111
05-31-18	17.37	0.03	2.04	2.07	0.04	2.01	—	2.05	—	17.39	12.32	1.13	1.10	1.10	0.19	4,417	79
See Accompanying Notes to Financial Statements
7

Financial Highlights (continued)

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

(3)
Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.

+
Unaudited.

•
Calculated using average number of shares outstanding throughout the year or period.

*
Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements
8

NOTES TO FINANCIAL STATEMENTS as of November 30, 2022 (Unaudited)

NOTE 1 — ORGANIZATION
Voya Equity Trust (the “Trust”) is a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end investment management company. The Trust was organized on June 12, 1998 and consists of ten separate active investment series. This report is for: Voya Corporate Leaders® 100 Fund (“Corporate Leaders® 100”) and Voya Small Company Fund (“Small Company”) (each, a “Fund” and collectively, the “Funds”). Each Fund is a diversified series of the Trust.
Each Fund offers at least five or more of the following classes of shares: Class A, Class C, Class I, Class R, Class R6, and Class W. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees and shareholder servicing fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a fund and earn income and realized gains/losses from a fund pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a fund or a class are charged directly to that fund or class. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution, and shareholder servicing fees, if applicable, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.
Class C shares, along with their pro rata reinvested dividend shares, automatically convert to Class A shares eight years after purchase.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Funds. Voya Investments has engaged Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, to serve as the Sub-Adviser to the Funds. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Funds.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements. Each Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. Each Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of the Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The NAV per share of each class of each Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Fund is closed for business, Fund shares will not be priced and the Fund does not transact purchase and redemption orders. To the extent a Fund’s assets are traded in other markets on days when the Fund does not price its shares, the value of the Fund’s assets will likely change and you will not be able to purchase or redeem shares of the Fund.
Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which a Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.
When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Fund assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of each Fund’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers,

9

NOTES TO FINANCIAL STATEMENTS as of November 30, 2022 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

broker-dealers, or each Fund’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine a Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in a Fund.
The Funds’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 — quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date.
Level 2 — inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).
Level 3 — unobservable inputs (including the fund’s own assumptions in determining fair value).
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
A table summarizing each Fund’s investments under these levels of classification is included within the Portfolio of Investments.
Each investment asset or liability of the Funds is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing each Fund’s investments under these levels of classification is included within the Portfolios of Investments.
GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Fund has a significant amount of Level 3 investments.
B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Funds. Premium amortization and discount accretion are determined by the effective yield method.
C. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:
(1)
Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

10

NOTES TO FINANCIAL STATEMENTS as of November 30, 2022 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

(2)
Purchases and sales of investment securities, income and expenses — at the exchange rates prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on each Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.
D. Risk Exposures and the Use of Derivative Instruments. The Funds’ investment strategies permit them to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Funds will employ strategies in differing combinations to permit them to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow the Funds to pursue their objectives more quickly, and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.
In pursuit of its investment objectives, a Fund may seek to increase or decrease its exposure to the following market or credit risk factors:
Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.
Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Fund to achieve its investment objectives.
Foreign Exchange Rate Risk. To the extent that a Fund invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Fund through foreign currency exchange transactions.
Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.
Interest Rate Risk. With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. As of the date of this report, the United States experiences a rising market interest rate environment, which may increase a Fund’s exposure to risks associated with rising market interest rates. Rising market interest rates have unpredictable effects on the markets and may expose

11

NOTES TO FINANCIAL STATEMENTS as of November 30, 2022 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

fixed-income and related markets to heightened volatility. For a fund that invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential changes in government policy may affect interest rates.
Risks of Investing in Derivatives. The Funds’ use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where the Funds are using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Fund and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Fund to the risk of improper valuation.
Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter (“OTC”), with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Fund to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.
E. Foreign Currency Transactions and Futures Contracts. For the purposes of hedging only, each Fund may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. The Funds either enter into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Each Fund may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Funds may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Funds’ assets are valued.
Upon entering into a futures contract, the Funds are required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Funds each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities.Open futures contracts are reported on a table following each Fund’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements, if any, on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Funds’ Statements of Assets and Liabilities. The net change in unrealized

12

NOTES TO FINANCIAL STATEMENTS as of November 30, 2022 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

appreciation and depreciation is reported in the Funds’ Statements of Operations. Realized gains (losses) are reported in the Funds’ Statements of Operations at the closing or expiration of futures contracts.
Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended November 30, 2022, Corporate Leaders® 100 purchased futures contracts on various equity indices to “equitize” cash. Futures contracts are purchased to provide immediate market exposure proportionate to the size of the Fund’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Funds are unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Funds’ securities. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
During the period ended November 30, 2022, Corporate Leaders® 100 had an average notional amount on futures contracts purchased of $5,737,333. Please refer to the table within the Portfolio of Investments for open futures contracts for Corporate Leaders® 100 at November 30, 2022.
F. Distributions to Shareholders. The Funds record distributions to their shareholders on the ex-dividend date. The Funds declare and pay dividends, if any, annually. Each Fund distributes capital gains, if any, annually. The Funds may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.
G. Federal Income Taxes. It is the policy of each Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Funds’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.
The Funds may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain for income tax purposes.
H. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
I. Securities Lending. Each Fund has the option to temporarily loan securities representing up to 33 1/3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Funds will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Funds will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Funds will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Funds. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Funds to be more volatile. The use of leverage may increase expenses and increase the impact of the Funds’ other risks.
J. Restricted Securities. Each Fund may invest in restricted securities which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.
Securities that are not registered for sale to the public under the 1933 Act are referred to as “restricted securities.” These securities may be sold in private placement

13

NOTES TO FINANCIAL STATEMENTS as of November 30, 2022 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.
K. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.
NOTE 3 — INVESTMENT TRANSACTIONS
For the period ended November 30, 2022, the cost of purchases and the proceeds from the sales of securities, excluding short-term securities, were as follows:
	Purchases	Sales
Corporate Leaders® 100	$144,582,475	$139,196,290
Small Company	452,134,194	430,652,345
NOTE 4 — INVESTMENT MANAGEMENT FEES
The Funds have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Funds. The Investment Adviser oversees all investment advisory and portfolio management services for the Funds and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Funds, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Fund, at the following annual rates:
Fund	As a Percentage of Average Daily Net Assets
Corporate Leaders® 100	0.500% on the first $500 million; 0.450% on the next $500 million; and 0.400% in excess of $1 billion
Small Company(1)(2)	0.750% on all assets

(1)
Prior to June 1, 2022, the Investment Adviser was contractually obligated to waive 0.02% of the management fee for Small Company. This waiver was not eligible for recoupment. Termination of this obligation was approved by the Board.

(2)
Prior to June 1, 2022, the management fee was 0.950% on the first $250 million; 0.900% on the next $250 million; 0.875% on the next $250 million; 0.850% on the next $1.25 billion; and 0.825% in excess of $2 billion.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Fund. Voya IM provides investment advice for the Funds and is paid by the Investment Adviser based on the average daily net assets of each respective Fund. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages each Fund’s assets in accordance with the Fund’s investment objectives, policies, and limitations.
NOTE 5 — DISTRIBUTION AND SERVICE FEES
Class A, Class C and Class R shares of each Fund has a plan (each a “Plan” and collectively, the “Plans”), whereby the Distributor is compensated by the Funds for expenses incurred in the distribution of each Fund’s shares (“Distribution Fees”). Pursuant to the Plans, the Distributor is entitled to a payment each month to compensate for expenses incurred in the distribution and promotion of each Fund’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees (“Service Fees”) paid to securities dealers who have executed a distribution agreement with the Distributor. Under the Plans, each class of shares of the Funds pays the Distributor Distribution Fees and/or Service Fees based on average daily net assets at the following rates:
	Class A	Class C	Class R
Corporate Leaders® 100	0.25%	1.00%(1)	0.50%
Small Company	0.25%	1.00%	0.50%

(1)
The Distributor has agreed to waive 0.25% of the Distribution Fee. Termination or modification of this contractual waiver requires approval by the Board.

The Distributor may also retain the proceeds of the initial sales charge paid by shareholders upon the purchase of Class A shares of the Funds, and the contingent deferred

14

NOTES TO FINANCIAL STATEMENTS as of November 30, 2022 (Unaudited) (continued)

NOTE 5 — DISTRIBUTION AND SERVICE FEES (continued)

sales charge paid by shareholders upon certain redemptions for Class A and Class C shares. For the period ended November 30, 2022, the Distributor retained the following amounts in sales charges:
	Class A	Class C
Initial Sales Charges:
Corporate Leaders® 100	$54,350	$—
Small Company	2,325	—
Contingent Deferred Sales Charges:
Corporate Leaders® 100	$—	$673
Small Company	176	4
NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
At November 30, 2022, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. or affiliated investment companies owned more than 5% of the following Funds:
Subsidiary/Affiliated Investment Company	Fund	Percentage
Voya Global Perspectives Fund	Small Company	5.41%
Voya Institutional Trust Company	Corporate Leaders® 100	10.80
Voya Solution Moderately Aggressive Portfolio	Small Company	6.05
The Investment Adviser may direct the Funds’ Sub-Adviser to use its best efforts (subject to obtaining best execution of each transaction) to allocate the Funds’ equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Fund. Any amount credited to the Fund is reflected as brokerage commission recapture on the accompanying Statements of Operations.
The Funds have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Funds. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Funds purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Funds, and will not materially affect the
Funds’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.
The Funds may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended November 30, 2022, the per account fees for affiliated recordkeeping services paid by each Fund were as follows:
Fund	Amount
Corporate Leaders® 100	$67,804
Small Company	5,935
NOTE 7 — LICENSING FEE
Corporate Leaders® 100 pays an annual licensing fee to S&P Opco, LLC.
NOTE 8 — EXPENSE LIMITATION AGREEMENTS
The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with each Fund whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses and acquired fund fees and expenses to the levels listed below:
	Class A	Class C	Class I	Class R	Class R6	Class W
Corporate Leaders® 100	0.90%	1.45%	0.65%	1.15%	0.65%	0.65%
Small Company(1)(2)	1.17%	1.92%	0.86%	1.42%	0.86%	0.92%

(1)
Prior to June 1, 2022, the expense limits per the Expense Limitation Agreement were 1.50%, 2.25%, 1.25%, 1.75%, 1.04% and 1.25% for Class A, Class C, Class I, Class R, Class R6 and Class W, respectively.

(2)
Effective June 1, 2022, the side letter agreement for Small Company was terminated. Prior to June 1, 2022, the non-recoupable side letter agreement limited expenses to 1.31%, 2.06%, 1.00%, 1.56%, 1.00% and 1.06% for Class A, Class C, Class I, Class R, Class R6 and Class W, respectively. Termination of this side letter agreement was approved by the Board.

Pursuant to a side letter agreement, through October 1, 2023, the Investment Adviser has further lowered the expense limits for certain share classes of shares of Corporate Leaders® 100. If the Investment Adviser elects not to renew a side letter agreement, the expense limits will revert to the limits listed in the table above. There is no guarantee that the side letter agreement will continue. Termination or modification of these obligations requires approval by the Board.
	Class A	Class C	Class I	Class R	Class R6	Class W
Corporate Leaders® 100	0.81%	1.45%	0.49%	1.15%	0.48%	0.56%
Unless otherwise specified above, the Investment Adviser may at a later date recoup from a Fund for class specific fees waived and/or other expenses reimbursed by the

15

NOTES TO FINANCIAL STATEMENTS as of November 30, 2022 (Unaudited) (continued)

NOTE 8 — EXPENSE LIMITATION AGREEMENTS (continued)

Investment Adviser during the previous 36 months, but only if, after such recoupment, a Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.
As of November 30, 2022, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates are as follows:
	November 30,
	2023	2024	2025	Total
Corporate Leaders® 100	$700,570	$453,850	$551,480	$1,705,900
Small Company	—	—	1,449	1,449
In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser and the related expiration dates, as of November 30, 2022, are as follows:
	November 30,
	2023	2024	2025	Total
Corporate Leaders® 100
Class A	$220,595	$181,139	$130,803	$532,537
Class I	98,202	138,134	181,125	417,461
Class R6	252	235	435	922
Class W	18,178	6,926	4,250	29,354
Small Company
Class A	—	—	8,739	8,739
Class C	—	—	494	494
Class I	—	—	32,502	32,502
Class R	—	—	20	20
Class W	—	—	11,123	11,123
The Expense Limitation Agreement is contractual through October 1, 2023 and shall renew automatically for one-year terms. Termination or modification of these obligations requires approval by the Board.
NOTE 9 — LINE OF CREDIT
Effective June 13, 2022, the Funds, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 12, 2023. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Fund or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 13, 2022, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 13, 2022.
Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.
The below Funds utilized the line of credit during the period ended November 30, 2022, as follows:
Fund	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Corporate Leaders® 100	9	$6,302,444	2.60%
Small Company	10	8,795,900	3.81

16

NOTES TO FINANCIAL STATEMENTS as of November 30, 2022 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES
Transactions in capital shares and dollars were as follows:
	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Corporate Leaders® 100
Class A
11/30/2022	534,510	—	—	(909,320)	—	(374,810)	10,590,133	—	—	(17,876,005)	—	(7,285,872)
5/31/2022	2,025,999	—	1,374,803	(2,366,262)	—	1,034,540	45,970,461	—	30,823,092	(53,092,993)	—	23,700,561
Class C
11/30/2022	149,881	—	—	(419,407)	—	(269,526)	2,890,090	—	—	(8,159,166)	—	(5,269,076)
5/31/2022	391,709	—	220,494	(1,042,371)	—	(430,168)	8,705,963	—	4,919,227	(23,325,044)	—	(9,699,855)
Class I
11/30/2022	3,494,075	—	—	(3,188,081)	—	305,994	67,517,064	—	—	(62,698,049)	—	4,819,015
5/31/2022	9,104,368	—	869,014	(4,610,468)	—	5,362,914	205,185,714	—	19,491,987	(102,498,535)	—	122,179,166
Class P3(1)
11/30/2022	—	—	—	(219)	—	(219)	—	—	—	(4,645)	—	(4,645)
5/31/2022	—	—	16	—	—	16	—	—	376	—	—	376
Class R
11/30/2022	352,061	—	—	(258,126)	—	93,935	6,998,467	—	—	(5,050,670)	—	1,947,797
5/31/2022	405,204	—	207,677	(408,849)	—	204,032	8,896,044	—	4,620,818	(9,112,706)	—	4,404,156
Class R6
11/30/2022	23,450	—	—	(33,706)	—	(10,256)	461,777	—	—	(659,712)	—	(197,935)
5/31/2022	207,613	—	15,011	(479,464)	—	(256,840)	4,587,754	—	336,847	(10,994,056)	—	(6,069,455)
Class W
11/30/2022	75,606	—	—	(94,859)	—	(19,253)	1,514,857	—	—	(1,893,114)	—	(378,257)
5/31/2022	114,645	—	53,593	(221,758)	—	(53,519)	2,666,873	—	1,207,453	(5,063,780)	—	(1,189,455)
Small Company
Class A
11/30/2022	60,230	—	—	(221,682)	—	(161,452)	587,521	—	—	(2,135,012)	—	(1,547,491)
5/31/2022	173,339	—	899,367	(451,592)	—	621,114	2,252,201	—	9,848,070	(5,740,160)	—	6,360,111
Class C
11/30/2022	4,784	—	—	(48,237)	—	(43,453)	27,969	—	—	(278,435)	—	(250,466)
5/31/2022	17,555	—	160,980	(222,660)	—	(44,125)	131,280	—	1,091,446	(1,899,260)	—	(676,534)
Class I
11/30/2022	266,234	—	—	(3,280,972)	—	(3,014,738)	3,349,388	—	—	(38,530,462)	—	(35,181,074)
5/31/2022	1,163,010	—	1,728,860	(8,450,497)	—	(5,558,626)	19,056,904	—	25,258,647	(148,435,986)	—	(104,120,434)
Class R
11/30/2022	2,818	—	—	(24)	—	2,794	27,414	—	—	(230)	—	27,184
5/31/2022	1,871	—	1,592	(927)	—	2,537	24,909	—	17,406	(14,166)	—	28,149
Class R6
11/30/2022	6,204,796	—	—	(1,910,326)	—	4,294,470	85,206,185	—	—	(25,956,825)	—	59,249,360
5/31/2022	836,478	—	1,105,851	(4,468,559)	—	(2,526,230)	14,237,839	—	16,211,779	(70,839,305)	—	(40,389,687)
Class W
11/30/2022	182,260	—	—	(652,221)	—	(469,961)	2,260,716	—	—	(8,306,382)	—	(6,045,666)
5/31/2022	389,026	—	864,079	(1,063,511)	—	189,594	6,734,826	—	12,615,556	(16,936,276)	—	2,414,106

(1)
Class P3 was fully redeemed on September 9, 2022.

17

NOTES TO FINANCIAL STATEMENTS as of November 30, 2022 (Unaudited) (continued)

NOTE 11 — SECURITIES LENDING
Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Funds can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the Market Close of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Funds on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Funds bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Funds indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.
Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.
Generally, in the event of counterparty default, the Funds have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Funds in the event the Funds are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a fund.
The following table represents a summary of the Fund's securities lending agreements by counterparty which are subject to offset under the Agreement as of November 30, 2022:
Small Company
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BNP Paribas Prime Brokerage Intl Ltd	$536,153	$(536,153)	$—
BofA Securities Inc.	16,440	(16,440)	—
Citigroup Global Markets Inc.	162,149	(162,149)	—
J.P. Morgan Securities LLC	18,437	(18,437)	—
Nomura Securities International, Inc.	865,520	(865,520)	—
RBC Capital Markets, LLC	11,740	(11,740)	—
Scotia Capital (USA) INC	609,267	(609,267)	—
State Street Bank and Trust Company	473,552	(473,552)	—
UBS AG	155,047	(155,047)	—
Wells Fargo Securities LLC	706,319	(706,319)	—
Total	$3,554,624	$(3,554,624)	$—

(1)
Cash Collateral with a fair value of $3,710,992 has been received in connection with the above securities lending transactions.
Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 12 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of wash sale deferrals and distributions in connection with redemption of fund shares (equalization).
Dividends paid by the Funds from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
18

NOTES TO FINANCIAL STATEMENTS as of November 30, 2022 (Unaudited) (continued)

NOTE 12 — FEDERAL INCOME TAXES (continued)

The tax composition of dividends and distributions to shareholders was as follows:
	Year Ended May 31, 2022		Year Ended May 31, 2021
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
Corporate Leaders® 100	$42,551,882	$24,855,099	$28,588,546	$124,617,626
Small Company	66,813,102	—	489,243	—
The tax-basis components of distributable earnings as of May 31, 2022 were:
	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Late Year Ordinary Losses Deferred	Post-October Capital Losses Deferred	Unrealized Appreciation/ (Depreciation)	Other	Total Distributable Earnings/(Loss)
Corporate Leaders® 100	$6,615,342	$23,856,981	$—	$—	$291,815,035	$(31,699)	$322,255,659
Small Company	—	6,843,983	(131,326)	(6,165,254)	(19,702,858)	(17,191)	(19,172,646)
At May 31, 2022, the Funds did not have any capital loss carryforwards for U.S. federal income tax purposes.
The Funds' major tax jurisdictions are U.S. federal and Arizona state.
As of November 30, 2022 no provision for income tax is required in the Funds' financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Funds' federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.
NOTE 13 — LONDON INTERBANK OFFERED RATE (“LIBOR”)
In 2017, the UK Financial Conduct Authority announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. On March 5, 2021, ICE Benchmark Administration, the administrator of LIBOR, stated that non-U.S. dollar LIBOR reference rates and the one-week and two-month LIBOR reference rates will cease to be provided or no longer be representative immediately after December 31, 2021 and the remaining more commonly used LIBOR settings will cease to be provided or no longer be representative immediately after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies (e.g., the Secured Overnight Financing Rate for U.S. Dollar LIBOR and the Sterling Overnight Interbank Average Rate for Sterling LIBOR).
Discontinuance of LIBOR and adoption/implementation of alternative rates pose a number of risks, including among others whether any substitute rate will experience the market participation and liquidity necessary to provide a workable substitute for LIBOR; the effect on parties’ existing contractual arrangements, hedging transactions, and investment strategies generally from a conversion from LIBOR to alternative rates; the effect on a Fund’s existing investments (including, for example, fixed-income investments, senior loans, CLOs and CDOs, and derivatives transactions), including the possibility that some of those investments may terminate or their terms may be adjusted to the disadvantage of a Fund; and the risk of general market disruption during the period of the conversion. It is difficult to predict at this time the likely impact of the transition away from LIBOR on a Fund.
NOTE 14 — MARKET DISRUPTION
A Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and world economies and markets generally. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In

19

NOTES TO FINANCIAL STATEMENTS as of November 30, 2022 (Unaudited) (continued)

NOTE 14 — MARKET DISRUPTION (continued)

addition, military action by Russia in Ukraine could adversely affect global energy and financial markets and therefore could affect the value of a Fund’s investments, including beyond a Fund’s direct exposure to Russian issuers or nearby geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict and could be substantial. Those events as well as other changes in
non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the investments of the portfolio and of the Funds. Any of these occurrences could disrupt the operations of a Fund and of the Funds’ service providers.

NOTE 15 — SUBSEQUENT EVENTS
Dividends: Subsequent to November 30, 2022, the Funds declared and paid dividends and distributions of:
	Type	Per Share Amount	Payable Date	Record Date
Corporate Leaders® 100
Class A	NII	$0.3321	December 16, 2022	December 14, 2022
Class C	NII	$0.2099	December 16, 2022	December 14, 2022
Class I	NII	$0.3964	December 16, 2022	December 14, 2022
Class R	NII	$0.2840	December 16, 2022	December 14, 2022
Class R6	NII	$0.3966	December 16, 2022	December 14, 2022
Class W	NII	$0.3814	December 16, 2022	December 14, 2022
All Classes	STCG	$0.0204	December 16, 2022	December 14, 2022
All Classes	LTCG	$0.7535	December 16, 2022	December 14, 2022
Small Company
Class A	NII	$0.0252	January 3, 2023	December 29, 2022
Class C	NII	$0.0002	January 3, 2023	December 29, 2022
Class I	NII	$0.0547	January 3, 2023	December 29, 2022
Class R	NII	$0.0132	January 3, 2023	December 29, 2022
Class R6	NII	$0.0605	January 3, 2023	December 29, 2022
Class W	NII	$0.0499	January 3, 2023	December 29, 2022

NII – Net investment income
STCG – Short-term capital gain
LTCG – Long-term capital gain
The Funds have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.
20

PORTFOLIO OF INVESTMENTS
Voya Corporate Leaders® 100 Fund	as of November 30, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.4%
	Communication Services: 7.9%
79,016 (1)	Alphabet, Inc. - Class C	$8,016,173	0.9
499,076	AT&T, Inc.	9,622,185	1.1
24,794 (1)	Charter Communications, Inc.	9,701,644	1.1
254,700	Comcast Corp. – Class A	9,332,208	1.0
32,333 (1)	NetFlix, Inc.	9,878,702	1.1
57,564 (1)	T-Mobile US, Inc.	8,718,644	1.0
200,582	Verizon Communications, Inc.	7,818,686	0.9
79,534 (1)	Walt Disney Co.	7,783,993	0.8
		70,872,235	7.9
	Consumer Discretionary: 9.9%
67,513 (1)	Amazon.com, Inc.	6,517,705	0.7
4,616 (1)	Booking Holdings, Inc.	9,598,741	1.1
675,729	Ford Motor Co.	9,392,633	1.0
233,028	General Motors Co.	9,451,616	1.1
27,848	Home Depot, Inc.	9,022,474	1.0
40,694	Lowe’s Cos, Inc.	8,649,510	1.0
33,066	McDonald’s Corp.	9,020,074	1.0
81,302	Nike, Inc. - Class B	8,918,016	1.0
89,530	Starbucks Corp.	9,149,966	1.0
51,061	Target Corp.	8,530,761	1.0
		88,251,496	9.9
	Consumer Staples: 11.0%
188,256	Altria Group, Inc.	8,768,965	1.0
137,008	Coca-Cola Co.	8,715,079	1.0
107,991	Colgate-Palmolive Co.	8,367,143	0.9
16,182	Costco Wholesale Corp.	8,726,144	1.0
230,945	Kraft Heinz Co.	9,087,686	1.0
136,766	Mondelez International, Inc.	9,246,749	1.0
46,518	PepsiCo, Inc.	8,629,554	1.0
90,029	Philip Morris International, Inc.	8,973,190	1.0
60,221	Procter & Gamble Co.	8,982,564	1.0
245,658	Walgreens Boots Alliance, Inc.	10,194,807	1.1
58,605	Walmart, Inc.	8,932,574	1.0
		98,624,455	11.0
	Energy: 3.2%
53,537	Chevron Corp.	9,813,868	1.1
74,768	ConocoPhillips	9,234,596	1.0
87,398	Exxon Mobil Corp.	9,730,893	1.1
		28,779,357	3.2
	Financials: 15.6%
56,249	American Express Co.	8,864,280	1.0
162,621	American International Group, Inc.	10,263,011	1.1
252,789	Bank of America Corp.	9,568,064	1.1
199,344	Bank of New York Mellon Corp.	9,149,890	1.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
28,751 (1)	Berkshire Hathaway, Inc. – Class B	$9,160,069	1.0
13,743	Blackrock, Inc.	9,839,988	1.1
82,735	Capital One Financial Corp.	8,541,561	1.0
106,698	Charles Schwab Corp.	8,806,853	1.0
182,838	Citigroup, Inc.	8,851,188	1.0
26,175	Goldman Sachs Group, Inc.	10,107,476	1.1
73,008	JPMorgan Chase & Co.	10,088,245	1.1
126,912	Metlife, Inc.	9,734,150	1.1
97,051	Morgan Stanley	9,032,537	1.0
190,290	US Bancorp	8,637,263	1.0
191,370	Wells Fargo & Co.	9,176,191	1.0
		139,820,766	15.6
	Health Care: 13.7%
78,854	Abbott Laboratories	8,483,113	1.0
54,305	AbbVie, Inc.	8,752,880	1.0
33,933	Amgen, Inc.	9,718,411	1.1
108,081	Bristol-Myers Squibb Co.	8,676,743	1.0
79,920	CVS Health Corp.	8,142,250	0.9
29,566	Danaher Corp.	8,083,640	0.9
23,487	Eli Lilly & Co.	8,715,556	1.0
122,889	Gilead Sciences, Inc.	10,793,341	1.2
47,106	Johnson & Johnson	8,384,868	0.9
94,209	Medtronic PLC	7,446,279	0.8
89,457	Merck & Co., Inc.	9,851,005	1.1
175,510	Pfizer, Inc.	8,798,316	1.0
15,002	Thermo Fisher Scientific, Inc.	8,404,420	0.9
15,231	UnitedHealth Group, Inc.	8,342,933	0.9
		122,593,755	13.7
	Industrials: 13.0%
69,017	3M Co.	8,694,071	1.0
61,841 (1)	Boeing Co.	11,062,118	1.2
46,717	Caterpillar, Inc.	11,044,366	1.2
104,454	Emerson Electric Co.	10,003,560	1.1
50,886	FedEx Corp.	9,272,447	1.0
36,145	General Dynamics Corp.	9,122,637	1.0
123,554	General Electric Co.	10,621,937	1.2
45,572	Honeywell International, Inc.	10,005,333	1.1
19,883	Lockheed Martin Corp.	9,647,033	1.1
94,128	Raytheon Technologies Corp.	9,292,316	1.1
38,908	Union Pacific Corp.	8,459,766	1.0
46,880	United Parcel Service, Inc. - Class B	8,894,542	1.0
		116,120,126	13.0

See Accompanying Notes to Financial Statements
21

PORTFOLIO OF INVESTMENTS
Voya Corporate Leaders® 100 Fund	as of November 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: 17.3%
30,010	Accenture PLC	$9,030,909	1.0
27,855 (1)	Adobe, Inc.	9,608,025	1.1
120,838 (1)	Advanced Micro Devices, Inc.	9,380,654	1.0
54,397	Apple, Inc.	8,052,388	0.9
17,218	Broadcom, Inc.	9,487,635	1.1
191,040	Cisco Systems, Inc.	9,498,509	1.1
293,805	Intel Corp.	8,834,716	1.0
63,722	International Business Machines Corp.	9,488,206	1.1
27,028	Mastercard, Inc. - Class A	9,632,779	1.1
32,634	Microsoft Corp.	8,326,239	0.9
63,424	Nvidia Corp.	10,733,244	1.2
126,230	Oracle Corp.	10,480,877	1.2
87,379 (1)	PayPal Holdings, Inc.	6,851,387	0.8
67,491	Qualcomm, Inc.	8,536,937	0.9
52,793 (1)	Salesforce, Inc.	8,460,078	0.9
48,914	Texas Instruments, Inc.	8,827,020	1.0
43,044	Visa, Inc. - Class A	9,340,548	1.0
		154,570,151	17.3
	Materials: 2.1%
175,510	Dow, Inc.	8,945,745	1.0
28,748	Linde PLC	9,673,127	1.1
		18,618,872	2.1
	Real Estate: 2.1%
36,265	American Tower Corp.	8,023,631	0.9
86,957	Simon Property Group, Inc.	10,386,144	1.2
		18,409,775	2.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: 3.6%
81,500	Duke Energy Corp.	$8,144,295	0.9
205,312	Exelon Corp.	8,493,757	1.0
96,917	NextEra Energy, Inc.	8,208,870	0.9
111,711	Southern Co.	7,556,132	0.8
		32,403,054	3.6
	Total Common Stock (Cost $560,798,339)	889,064,042	99.4

SHORT-TERM INVESTMENTS: 0.4%
	Mutual Funds: 0.4%
3,155,000 (2)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 3.740% (Cost $3,155,000)	3,155,000	0.4
	Total Short-Term Investments (Cost $3,155,000)	3,155,000	0.4
	Total Investments in Securities (Cost $563,953,339)	$892,219,042	99.8
	Assets in Excess of Other Liabilities	1,441,592	0.2
	Net Assets	$893,660,634	100.0

(1)
Non-income producing security.

(2)
Rate shown is the 7-day yield as of November 30, 2022.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of November 30, 2022 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2022
Asset Table
Investments, at fair value
Common Stock*	$889,064,042	$—	$—	$889,064,042
Short-Term Investments	3,155,000	—	—	3,155,000
Total Investments, at fair value	$892,219,042	$—	$—	$892,219,042
Other Financial Instruments+
Futures	299,854	—	—	299,854
Total Assets	$892,518,896	$—	$—	$892,518,896
See Accompanying Notes to Financial Statements
22

PORTFOLIO OF INVESTMENTS
Voya Corporate Leaders® 100 Fund	as of November 30, 2022 (Unaudited) (continued)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At November 30, 2022, the following futures contracts were outstanding for Voya Corporate Leaders® 100 Fund:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	16	12/16/22	$3,265,000	$299,854
			$3,265,000	$299,854
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of November 30, 2022 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Variation margin receivable on futures contracts*	$299,854
Total Asset Derivatives		$299,854

*
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the table within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day's unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Fund's Statement of Operations for the year ended November 30, 2022 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(1,118,515)
Total	$(1,118,515)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$194,957
Total	$194,957
At November 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $583,574,653.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$336,895,003
Gross Unrealized Depreciation	(27,950,760)
Net Unrealized Appreciation	$308,944,243
See Accompanying Notes to Financial Statements
23

PORTFOLIO OF INVESTMENTS
Voya Small Company Fund	as of November 30, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 100.2%
	Communication Services: 2.8%
440,875 (1)	Globalstar, Inc.	$837,662	0.4
43,194 (1)	Cargurus, Inc.	564,978	0.2
45,811 (1)	Imax Corp.	773,748	0.3
124,799 (1)	Playtika Holding Corp.	1,179,351	0.5
135,544 (1)	Vimeo, Inc.	580,128	0.3
26,308 (1)	Yelp, Inc.	814,233	0.4
16,943 (1)	Ziff Davis, Inc.	1,563,161	0.7
		6,313,261	2.8
	Consumer Discretionary: 7.7%
22,346	Acushnet Holdings Corp.	1,015,626	0.5
65,715	Arko Corp.	619,692	0.3
48,272	Gentex Corp.	1,395,061	0.6
82,585	International Game Technology PLC	2,026,636	0.9
74,884 (1)	Leslie’s, Inc.	1,093,306	0.5
59,468 (1)(2)	Lindblad Expeditions Holdings, Inc.	539,969	0.2
113,231 (1)	Sonos, Inc.	1,984,939	0.9
63,958	Steven Madden Ltd.	2,209,109	1.0
58,745 (1)	Taylor Morrison Home Corp.	1,785,261	0.8
110,458 (1)	Tri Pointe Homes, Inc.	2,036,846	0.9
64,221 (1)	Udemy, Inc.	911,296	0.4
133,514	Wolverine World Wide, Inc.	1,495,357	0.7
		17,113,098	7.7
	Energy: 2.6%
91,903	Archrock, Inc.	800,475	0.4
144,577 (1)	Clean Energy Fuels Corp.	977,340	0.4
139,772 (1)	Kosmos Energy Ltd.	929,484	0.4
9,425	Murphy Oil Corp.	444,860	0.2
44,126 (1)	US Silica Holdings, Inc.	577,609	0.3
71,459	World Fuel Services Corp.	2,033,009	0.9
		5,762,777	2.6
	Financials: 17.7%
214,596	AGNC Investment Corp.	2,143,814	1.0
86,991	Argo Group International Holdings Ltd.	2,364,415	1.1
86,896	Associated Banc-Corp.	2,137,642	1.0
18,839	Atlantic Union Bankshares Corp.	671,987	0.3
52,045	BankUnited, Inc.	1,911,092	0.9
30,791	Berkshire Hills Bancorp, Inc.	960,063	0.4
32,496	Brown & Brown, Inc.	1,936,437	0.9
41,961	Capstar Financial Holdings, Inc.	751,102	0.3
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
19,958	Cathay General Bancorp.	$927,448	0.4
69,603	ConnectOne Bancorp, Inc.	1,826,383	0.8
47,617	Eastern Bankshares, Inc.	933,769	0.4
79,767	Ellington Financial, Inc.	1,088,022	0.5
36,271	Essent Group Ltd.	1,454,104	0.7
61,029	First BanCorp. Puerto Rico	938,626	0.4
17,687	HCI Group, Inc.	661,848	0.3
45,789	KKR Real Estate Finance Trust, Inc.	757,808	0.3
58,239	Ladder Capital Corp.	646,453	0.3
39,431	Mercury General Corp.	1,430,557	0.6
43,572 (1)	NMI Holdings, Inc.	938,105	0.4
142,053	Old Republic International Corp.	3,480,298	1.6
21,852	Origin Bancorp, Inc.	894,184	0.4
100,708	Pacific Premier Bancorp, Inc.	3,721,161	1.7
28,145	ProAssurance Corp.	562,619	0.2
26,704	Provident Financial Services, Inc.	601,641	0.3
69,540	Radian Group, Inc.	1,360,898	0.6
218,776	Redwood Trust, Inc.	1,728,330	0.8
15,749	SEI Investments Co.	980,848	0.4
51,410	Simmons First National Corp.	1,193,226	0.5
18,188 (1)	Third Coast Bancshares, Inc.	357,212	0.2
		39,360,092	17.7
	Health Care: 15.1%
85,408 (1)	Alignment Healthcare, Inc.	1,135,926	0.5
103,811 (1)	Allscripts Healthcare Solutions, Inc.	1,966,180	0.9
144,212 (1)	Amicus Therapeutics, Inc.	1,744,965	0.8
44,784 (1)	Arrowhead Pharmaceuticals, Inc.	1,442,045	0.6
29,198 (1)	Avanos Medical, Inc.	785,426	0.4
111,230 (1)	BioCryst Pharmaceuticals, Inc.	1,486,033	0.7
19,536	Bruker Corp.	1,316,922	0.6
26,318 (1)	Castle Biosciences, Inc.	620,842	0.3
440,875 (1)	Cerus Corp.	1,763,500	0.8
332,851 (1)	Geron Corp.	772,214	0.3
18,467 (1)	Globus Medical, Inc.	1,364,527	0.6
19,123 (1)	Guardant Health, Inc.	1,000,898	0.4
25,082 (1)	HealthEquity, Inc.	1,592,205	0.7
126,090 (1)	Immunogen, Inc.	654,407	0.3
109,880 (1)	Kodiak Sciences, Inc.	810,914	0.4

See Accompanying Notes to Financial Statements
24

PORTFOLIO OF INVESTMENTS
Voya Small Company Fund	as of November 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
22,993 (1)	Lantheus Holdings, Inc.	$1,427,406	0.6
297,985 (1)(2)	MannKind Corp.	1,394,570	0.6
39,146 (1)	Maravai LifeSciences Holdings, Inc.	582,493	0.3
24,974 (1)	Merit Medical Systems, Inc.	1,798,128	0.8
56,172 (1)	NextGen Healthcare, Inc.	1,168,378	0.5
548,370 (1)	Opko Health, Inc.	822,555	0.4
58,231 (1)	Option Care Health, Inc.	1,753,335	0.8
22,146 (1)	PROCEPT BioRobotics Corp.	950,063	0.4
29,856 (1)	PTC Therapeutics, Inc.	1,238,725	0.6
1,490,997 (1)	Rigel Pharmaceuticals, Inc.	1,001,354	0.4
79,467	Select Medical Holdings Corp.	1,953,299	0.9
16,251 (1)	TransMedics Group, Inc.	1,005,449	0.5
		33,552,759	15.1
	Industrials: 19.7%
44,140	ABM Industries, Inc.	2,082,525	0.9
11,418 (1)	Aerojet Rocketdyne Holdings, Inc.	593,736	0.3
5,241	Alamo Group, Inc.	788,771	0.4
65,574	Allison Transmission Holdings, Inc.	2,937,715	1.3
54,263	Barnes Group, Inc.	2,311,061	1.0
36,624	Brady Corp.	1,754,290	0.8
45,923 (1)	CoreCivic, Inc.	609,857	0.3
5,859	CSW Industrials, Inc.	708,646	0.3
100,151 (1)	First Advantage Corp.	1,332,008	0.6
10,615	Franklin Electric Co., Inc.	884,230	0.4
120,776	Hillenbrand, Inc.	6,038,800	2.7
75,219	Kennametal, Inc.	1,987,286	0.9
67,551 (1)(2)	Legalzoom.com, Inc.	597,826	0.3
41,971	Marten Transport Ltd.	894,402	0.4
142,374	Mueller Water Products, Inc.	1,660,081	0.7
102,599 (1)	NOW, Inc.	1,280,436	0.6
72,097 (1)	Resideo Technologies, Inc.	1,167,971	0.5
148,364	Shyft Group, Inc./The	3,639,369	1.6
16,852	Simpson Manufacturing Co., Inc.	1,568,079	0.7
25,983 (1)	SunPower Corp.	630,088	0.3
42,584	Terex Corp.	1,955,031	0.9
17,687	Toro Co.	1,963,080	0.9
94,989 (1)	Upwork, Inc.	1,163,615	0.5
19,083	Watts Water Technologies, Inc.	3,023,701	1.4
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
16,072	Werner Enterprises, Inc.	$706,847	0.3
17,464	Woodward, Inc.	1,673,051	0.7
		43,952,502	19.7
	Information Technology: 18.6%
130,185 (1)(2)	8x8, Inc.	557,192	0.2
123,245 (1)	ACI Worldwide, Inc.	2,575,820	1.2
65,473	Adeia, Inc.	723,477	0.3
31,727 (1)	Altair Engineering, Inc.	1,556,844	0.7
4,828 (1)	Appfolio, Inc.	550,827	0.2
54,983 (1)	Avid Technology, Inc.	1,543,923	0.7
9,548 (1)	Blackbaud, Inc.	565,910	0.3
82,903 (1)	Box, Inc.	2,275,687	1.0
28,816 (1)	Commvault Systems, Inc.	1,901,856	0.9
11,005	CSG Systems International, Inc.	680,549	0.3
42,153 (1)	Domo, Inc.	602,788	0.3
135,718 (1)	Dropbox, Inc.	3,197,516	1.4
111,084 (1)	Duck Creek Technologies, Inc.	1,243,030	0.6
35,241	EVERTEC, Inc.	1,190,089	0.5
64,761 (1)	Formfactor, Inc.	1,494,036	0.7
124,595 (1)(2)	Infinera Corp.	841,016	0.4
99,420 (1)	Knowles Corp.	1,550,952	0.7
31,892 (1)	LiveRamp Holdings, Inc.	700,348	0.3
92,307 (1)	Momentive Global, Inc.	731,994	0.3
37,111	National Instruments Corp.	1,522,293	0.7
36,657 (1)	Nutanix, Inc.	1,035,927	0.5
27,427 (1)	PowerSchool Holdings, Inc.	559,785	0.2
15,901 (1)	Procore Technologies, Inc.	778,672	0.3
24,213 (1)	PROS Holdings, Inc.	576,754	0.3
67,527 (1)	Repay Holdings Corp.	598,289	0.3
147,038 (1)	Sabre Corp.	898,402	0.4
46,553	Sapiens International Corp. NV	905,921	0.4
20,418 (1)	Semtech Corp.	627,649	0.3
38,005 (1)	Smartsheet, Inc.	1,168,274	0.5
176,938 (1)	Sumo Logic, Inc.	1,344,729	0.6
26,003 (1)	Tenable Holdings, Inc.	992,795	0.4
70,733 (1)	Varonis Systems, Inc.	1,502,369	0.7
227,644 (1)	Viavi Solutions, Inc.	2,579,207	1.2
132,447 (1)	Yext, Inc.	705,943	0.3
135,887 (1)	Zuora, Inc.	1,043,612	0.5
		41,324,475	18.6

See Accompanying Notes to Financial Statements
25

PORTFOLIO OF INVESTMENTS
Voya Small Company Fund	as of November 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials: 7.4%
33,026	Avient Corp.	$1,143,030	0.5
8,361	Balchem Corp.	1,177,229	0.5
190,013	Element Solutions, Inc.	3,716,654	1.7
241,921	Glatfelter Corp.	839,466	0.4
10,282 (1)	Ingevity Corp.	804,772	0.4
8,860	Innospec, Inc.	982,485	0.4
28,532	Minerals Technologies, Inc.	1,720,194	0.8
52,798	Sensient Technologies Corp.	3,944,539	1.8
48,833 (1)	TimkenSteel Corp.	913,177	0.4
20,151	Worthington Industries, Inc.	1,143,368	0.5
		16,384,914	7.4
	Real Estate: 6.4%
19,739	American Assets Trust, Inc.	578,155	0.3
74,665	Americold Realty Trust, Inc.	2,228,750	1.0
103,641	Apartment Investment and Management Co.	868,512	0.4
57,994	Broadstone Net Lease, Inc.	984,158	0.4
41,313	CareTrust REIT, Inc.	817,997	0.4
49,321 (1)	Cushman & Wakefield PLC	563,246	0.2
35,340	Easterly Government Properties, Inc.	559,786	0.2
53,013	Essential Properties Realty Trust, Inc.	1,230,432	0.5
29,164	Gladstone Land Corp.	599,029	0.3
27,740	Plymouth Industrial REIT, Inc.	574,218	0.3
44,288	Sabra Healthcare REIT, Inc.	571,758	0.2
143,612	Service Properties Trust	1,127,354	0.5
64,993	STAG Industrial, Inc.	2,138,920	1.0
25,196	Terreno Realty Corp.	1,477,493	0.7
		14,319,808	6.4
	Utilities: 2.2%
20,384	ALLETE, Inc.	1,349,421	0.6
62,260	Avista Corp.	2,570,093	1.1
18,913	NorthWestern Corp.	1,104,708	0.5
		5,024,222	2.2
	Total Common Stock (Cost $239,605,892)	223,107,908	100.2
EXCHANGE-TRADED FUNDS: 0.3%
3,873 (2)	iShares Russell 2000 ETF	725,684	0.3
Shares	Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: (continued)
Total Exchange-Traded Funds (Cost $696,341)	$725,684	0.3
Total Long-Term Investments (Cost $240,302,233)	223,833,592	100.5

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.9%
	Repurchase Agreements: 1.7%
1,000,000 (3)	Bank of America Inc., Repurchase Agreement dated 11/30/22, 3.80%, due 12/01/22 (Repurchase Amount $1,000,104, collateralized by various U.S. Government Agency Obligations, 1.500%-6.500%, Market Value plus accrued interest $1,020,000, due 10/01/28-04/01/59)	1,000,000	0.5
710,992 (3)	Bank of Nova Scotia, Repurchase Agreement dated 11/30/22, 3.80%, due 12/01/22 (Repurchase Amount $711,066, collateralized by various U.S. Government Agency Obligations, 2.000%-6.000%, Market Value plus accrued interest $725,288, due 09/01/24-10/01/52)	710,992	0.3
1,000,000 (3)	MUFG Securities America Inc., Repurchase Agreement dated 11/30/22, 3.80%, due 12/01/22 (Repurchase Amount $1,000,104, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.149%-7.000%, Market Value plus accrued interest $1,020,001, due 05/01/25-11/01/52)	1,000,000	0.5

See Accompanying Notes to Financial Statements
26

PORTFOLIO OF INVESTMENTS
Voya Small Company Fund	as of November 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,000,000 (3)	RBC Dominion Securities Inc., Repurchase Agreement dated 11/30/22, 3.81%, due 12/01/22 (Repurchase Amount $1,000,104, collateralized by various U.S. Government Agency Obligations, 2.000%-5.500%, Market Value plus accrued interest $1,020,000, due 09/01/24-10/20/52)	$1,000,000	0.4
	Total Repurchase Agreements (Cost $3,710,992)	3,710,992	1.7

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.2%
413,000 (4)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 3.740% (Cost $413,000)	413,000	0.2
Shares	Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds (continued)
Total Short-Term Investments (Cost $4,123,992)	$4,123,992	1.9
Total Investments in Securities (Cost $244,426,225)	$227,957,584	102.4
Liabilities in Excess of Other Assets	(5,326,156)	(2.4)
Net Assets	$222,631,428	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Non-income producing security.

(2)
Security, or a portion of the security, is on loan.

(3)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(4)
Rate shown is the 7-day yield as of November 30, 2022.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of November 30, 2022 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2022
Asset Table
Investments, at fair value
Common Stock*	$223,107,908	$—	$—	$223,107,908
Exchange-Traded Funds	725,684	—	—	725,684
Short-Term Investments	413,000	3,710,992	—	4,123,992
Total Investments, at fair value	$224,246,592	$3,710,992	$—	$227,957,584

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At November 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $245,216,199.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$8,572,490
Gross Unrealized Depreciation	(25,831,437)
Net Unrealized Depreciation	$(17,258,947)
See Accompanying Notes to Financial Statements
27

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited)

BOARD CONSIDERATION AND APPROVAL OF INVESTMENT MANAGEMENT CONTRACT AND SUB-ADVISORY CONTRACT
At a meeting held on November 17, 2022, the Board of Trustees (“Board”) of Voya Equity Trust (the “Trust”), including a majority of the Board members who have no direct or indirect interest in the investment management and sub-advisory contracts, and who are not “interested persons” of Voya Corporate Leaders® 100 Fund and Voya Small Company Fund, each a series of the Trust (the “Funds”), as such term is defined under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and approved the renewal of the investment management contracts (the “Management Contracts”) between Voya Investments, LLC (the “Manager”) and the Trust, on behalf of the Funds; the sub-advisory contracts (the “Sub-Advisory Contracts”) with Voya Investment Management Co. LLC, the sub-adviser to each Fund (the “Sub-Adviser”) for an additional one-year period ending November 30, 2023.
In addition to the Board meeting on November 17, 2022, the Independent Trustees also held meetings outside the presence of representatives of the Manager and Sub-Adviser (collectively, such persons are referred to herein as “management”) on October 12-13, 2022, and November 15, 2022. At those meetings, the Board members reviewed and considered materials related to the proposed continuance of the Contracts that they had requested and believed to be relevant to the renewal of the Contracts in light of their own business judgment and the legal advice furnished to them by K&L Gates LLP, their independent legal counsel. The Board also considered information furnished to it throughout the year at meetings of the Board and its committees, including information regarding performance, expenses, and other relevant matters. While the Board considered the renewal of the management contracts and sub-advisory contracts for all of the applicable investment companies in the Voya family of funds at the same meetings, the Board considered each Voya fund’s investment management and sub-advisory relationships separately.
The Board has established a Contracts Committee and two Investment Review Committees (the “IRCs”), each of which includes only Independent Trustees as members. The Contracts Committee meets several times throughout the year to provide oversight with respect to the management and sub-advisory contracts approval and renewal process for the Voya funds, among other functions, and each IRC meets several times throughout the year with respect to each Voya fund (assigned to that IRC) to provide oversight regarding the investment performance of the sub-advisers, as well as the Manager’s role in monitoring the sub-advisers.
The Contracts Committee oversees, and annually recommends Board approval of updates to, a methodology guide for the Voya funds (“Methodology Guide”), which sets out a framework pursuant to which the Independent Trustees request, and management provides, certain information that the Independent Trustees deem to be important or potentially relevant to the contracts renewal process for the Voya funds. The Independent Trustees retain the services of an independent consultant with experience in the mutual fund industry to assist the Contracts Committee in developing and recommending to the Board: (1) a selected peer group of investment companies for each Fund (“Selected Peer Group”) based on that Fund’s particular attributes, such as fund type and size, fund category (as determined by Morningstar, Inc., an independent provider of mutual fund data (“Morningstar”)), sales channels and structure and the Fund share class being compared to the Selected Peer Group; and (2) updates to the Methodology Guide with respect to the content and format of various data prepared in connection with the renewal process, including, but not limited to, investment performance, fee structure, and expense information. In addition, the Independent Trustees periodically have retained an independent firm to test and verify the accuracy of certain information presented to the Board for a representative sample of the Voya funds.
The Manager or Sub-Adviser may not have been able to, or opted not to, provide information in response to certain information requests, in which case the Board conducted its evaluation based on the information that was provided. In such cases, the Board determined that the omission of any such information was not material to its considerations. Additionally, the Board considered the impact of significant periods of market volatility that occurred during and after the period for which information was requested in conducting its evaluation of the Manager and Sub-Adviser.
Provided below is an overview of certain material factors that the Board considered at its meetings regarding the renewal of the Contracts and the compensation to be paid thereunder. The Board members did not identify any particular information or factor that was most relevant to its consideration.
Nature, Extent and Quality of Services
The Manager oversees, subject to the authority of the Board, and is responsible for the provision of, all investment advisory and portfolio management services for the Funds, but may delegate certain of these responsibilities to one or more sub-advisers. In addition, the Manager provides administrative services reasonably necessary for the operation of the Funds as set forth in the

28

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

Management Contracts, including oversight of the Funds’ operations and risk management and the oversight of their various other service providers.
The Board considered the “manager-of-managers” structure of the Voya funds that has been developed by the Manager pursuant to which the Manager selects, subject to the Board’s approval, sub-advisers to provide day-to-day management services to all or a portion of each Voya fund. The Board recognized that the Manager is responsible for monitoring the Sub-Adviser’s investment program, performance, developments, ongoing operations, and compliance with applicable regulations and investment policies and restrictions with respect to the Funds under this manager-of-managers arrangement. The Board also considered the techniques and resources that the Manager has developed to provide this ongoing due diligence and oversight with respect to the sub-advisers and to recommend appropriate changes in investment strategies, sub-advisers, or allocation among sub-advisers in an effort to improve a Voya fund’s performance. In connection with the Manager’s performance of these duties, the Board considered that the Manager has developed an oversight process formulated by its Manager Research & Selection Group that reviews, among other matters, performance data, the Sub-Adviser’s management team, portfolio data and attribution analysis related to the Sub-Adviser through various means, including, but not limited to, in-person meetings, on-site or virtual visits, and telephonic meetings with the Sub-Adviser.
Further, the Board considered periodic compliance reports it receives from the Trust’s Chief Compliance Officer evaluating, among other related matters, whether the regulatory compliance systems and procedures of the Manager and Sub-Adviser are reasonably designed to ensure compliance with the federal securities laws and whether the investment policies and restrictions for each Fund are complied with on a consistent basis.
The Board considered the portfolio management team assigned by the Sub-Adviser to the Funds and the level of resources committed to the Funds (and other relevant funds in the Voya funds) by the Manager and Sub-Adviser, and whether those resources are sufficient to provide high-quality services to the Funds.
Based on their deliberations and the materials presented to them, the Board concluded that the nature, extent and quality of the overall services provided by the Manager and Sub-Adviser under the Contracts were appropriate.
Fund Performance
In assessing the investment management and sub-advisory relationships, the Board placed emphasis on the investment returns of each Fund, including its investment performance over certain time periods compared to the Fund’s Morningstar category and primary benchmark, a broad-based securities market index identified in the Fund’s prospectus. The Board also considered information from the Manager Research & Selection Group and received reports summarizing a separate analysis of each Fund’s performance and risk, including risk-adjusted investment return information, from the Trust’s Chief Investment Risk Officer.
Economies of Scale
When evaluating the reasonableness of the management fee schedules, the Board considered whether economies of scale have been or likely will be realized by the Manager and the Sub-Adviser as a Fund grows larger and the extent to which any such economies are shared with the Fund. In this regard, the Board noted the breakpoints in the management fee schedule that will result in a lower management fee rate when one of the Funds achieves sufficient asset levels to receive a breakpoint discount. The Board also considered that, while one of the Funds does not have management fee breakpoints, each Fund has fee waiver and expense reimbursement arrangements. The Board considered the extent to which economies of scale realized by the Manager could be shared with each Fund through such fee waivers, expense reimbursements or other expense reductions. In evaluating these matters, the Board also considered periodic management reports, Selected Peer Group comparisons, and industry information regarding economies of scale.
Information Regarding Services, Performance, and Fee Schedules Offered to Other Clients
The Board considered comparative information regarding the nature of services, performance, and fee schedules offered by the Manager and Sub-Adviser to other clients with similar investment objectives, if applicable, including other registered investment companies and relevant institutional accounts. When the fee schedules offered to or the performance of such other clients differed materially from a Fund, the Board took into account the underlying rationale provided by the Manager or Sub-Adviser, as applicable, for these differences.
Fee Schedules, Profitability, and Fall-out Benefits
The Board reviewed and considered the contractual management fee schedule and net management fee rate payable by each Fund to the Manager compared to the Fund’s Selected Peer Group. The Board also considered the compensation payable by the Manager to the Sub-Adviser for sub-advisory services for each Fund, including the portion of the contractual and net

29

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

management fee rates that are paid to the Sub-Adviser, as compared to the compensation paid to the Manager. In addition, the Board considered any fee waivers, expense limitations, and recoupment arrangements that apply to the fees payable by the Funds, including whether the Manager intends to propose any changes thereto. For each Fund, the Board separately determined that the fees payable to the Manager and the fee schedule payable to the Sub-Adviser are reasonable for the services that each performs, which were considered in light of the nature, extent and quality of the services that each has performed and is expected to perform.
For each Fund, the Board considered information on revenues, costs and profits or losses realized by the Manager and the Voya-affiliated Sub-Adviser related to their services to the Fund. In analyzing the profitability of the Manager and its affiliates in connection with services they render to a Fund, the Board took into account the sub-advisory fee rate payable by the Manager to the Sub-Adviser. The Board also considered the profitability of the Manager and its affiliated Sub-Adviser attributable to servicing each Fund both with and without taking into account the profitability of the distributor of the Funds and any revenue sharing payments made by the Manager.
Although the Methodology Guide establishes a framework for profit calculation, the Board recognized that there is no uniform methodology within the asset management industry for determining profitability for this purpose. The Board also recognized that the use of different reasonable methodologies can give rise to dramatically different reported profit and loss results with respect to the Manager and the Voya-affiliated Sub-Adviser, as well as other industry participants with whom the profits of the Manager and its affiliated Sub-Adviser could be compared. In addition, the Board recognized that management’s calculations regarding its costs incurred in establishing the infrastructure necessary for the Funds’ operations may not be fully reflected in the expenses allocated to each Fund in determining profitability. The Board also recognized that the information presented may not portray all of the costs borne by the Manager or reflect all of the risks associated with offering and managing a mutual fund complex in the current regulatory and market environment, including entrepreneurial, regulatory, legal and operational risks.
The Board also considered that the Manager and the Voya-affiliated Sub-Adviser are entitled to earn a reasonable level of profits for the services that they provide to the Funds. The Board also considered information regarding the potential fall-out benefits to the Manager and Sub-Adviser and their respective affiliates from their association with the Funds, including their ability to engage in soft-dollar transactions on behalf of the Funds.
Following its reviews, the Board determined that the Manager’s and the Voya-affiliated Sub-Adviser’s profitability with respect to their services to the Funds and the Manager and Sub-Adviser’s potential fall-out benefits were not unreasonable.
Fund-by-Fund Analysis
Set forth below are certain of the specific factors that the Board considered at its October 12-13, 2022, November 15, 2022, and/or November 17, 2022 meetings in relation to approving each Fund’s Contracts and the conclusions reached by the Board. These specific factors are in addition to those considerations discussed above. In each case, the Fund’s performance was compared to its Morningstar category, as well as its primary benchmark. The performance data provided to the Board primarily was for various periods ended March 31, 2022. In addition, the Board also considered at its October 12-13, 2022, November 15, 2022, and/or November 17, 2022 meetings certain additional data regarding each Fund’s more recent performance, asset levels and asset flows. Each Fund’s management fee rate and expense ratio were compared to the management fee rates and expense ratios of the funds in its Selected Peer Group. With respect to the quintile rankings noted below, the first quintile represents the range of funds with the highest performance or the lowest management fee rate or expense ratio, as applicable, and the fifth quintile represents the range of funds with the lowest performance or the highest management fee rate or expense ratio, as applicable.
Voya Corporate Leaders® 100 Fund
In considering whether to approve the renewal of the Contracts for Voya Corporate Leaders® 100 Fund, the Board considered that, based on performance data for the periods ended March 31, 2022: (1) the Fund is ranked in the first quintile of its Morningstar category for the three-year, five-year and ten-year periods, the third quintile for the one-year period, and the fifth quintile for the year-to-date period; and (2) the Fund underperformed its primary benchmark for all periods presented, with the exception of the year-to-date period, during which it outperformed.
In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the economies of scale benefits to the Fund and its shareholders from breakpoint discounts applicable to the Fund’s management fee rate, which result in lower fees at higher asset levels; and (2) the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the net management fee rate for the Fund is ranked in the third

30

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

quintile of net management fee rates of the funds in its Selected Peer Group; (b) the contractual management fee rate for the Fund is ranked in the fourth quintile of contractual management fee rates of the funds in its Selected Peer Group; and (c) the net expense ratio for the Fund is ranked in the fourth quintile of net expense ratios of the funds in its Selected Peer Group. In analyzing this fee data, the Board took into account management’s representations regarding the competitiveness of the Fund’s management fee rate and net expense ratio.
Voya Small Company Fund
In considering whether to approve the renewal of the Contracts for Voya Small Company Fund, the Board considered that, based on performance data for the periods ended March 31, 2022: (1) the Fund is ranked in the second quintile of its Morningstar category for the year-to-date period, the fourth quintile for the one-year and ten-year periods, and the fifth quintile for the three-year and five-year periods; and (2) the Fund underperformed its primary benchmark for all periods presented, with the exception of the year-to-date and one-year periods, during which it outperformed. In analyzing this performance data, the Board took into account: (1) the impact of security selection on the Fund’s performance during certain periods; (2) the competitiveness of the Fund’s performance during certain periods; and (3) recent changes to the Fund, including a change to the Fund’s investment strategy and portfolio management team, effective June 1, 2022 and the Fund’s improved performance during more recent periods.
In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the net management fee rate for the Fund is ranked in the first quintile of net management fee rates of the funds in its Selected Peer Group; (b) the contractual management fee rate for the Fund is ranked in the first quintile of contractual management fee rates of the funds in its Selected Peer Group; and (c) the net expense ratio for the Fund is ranked in the first quintile of net expense ratios of the funds in its Selected Peer Group. In analyzing this fee data, the Board took into account that lower fee rates and expense limits were implemented for the Fund, effective June 1, 2022.
Board Conclusions
After its deliberation, the Board concluded that, in its business judgment, the terms of the Contracts are fair and reasonable to each Fund and that approval of the continuation of the Contracts is in the best interests of each Fund and its shareholders. In doing so, the Board reviewed all factors it considered to be material, including those discussed above. Within the context of its overall conclusions regarding the Contracts, and based on the information provided and management’s related representations, the Board concluded that it was satisfied with management’s responses relating to each Fund’s investment performance and the fees payable under the Contracts. During this renewal process, each Board member may have accorded different weight to various factors in reaching his or her conclusions. Based on these conclusions and other factors, the Board voted to renew the Contracts for each Fund for the year ending November 30, 2023.

31

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your investment professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.
RETIREMENT | INVESTMENTS | INSURANCE
voyainvestments.com
163306         (1122-012523)

Semi-Annual Report
November 30, 2022
Classes A, C, I, R and W
Domestic Equity Fund
■
Voya Mid Cap Research Enhanced Index Fund

As permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund’s annual and semi-annual shareholder reports, like this semi-annual report, are no longer sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Voya funds’ website (www.voyainvestments.com/literature), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you need not take any action. You may elect to receive shareholder reports and other communications from the fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-992-0180 or by sending an e-mail request to Voyaim_literature@voya.com.
You may elect to receive all future reports in paper free of charge. If you received this document in the mail, please follow the instructions to elect to continue receiving paper copies of your shareholder reports. If you received this document through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with us, you can call 1-800-992-0180 or send an email request to Voyaim_literature@voya.com to let the fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the Voya funds complex if you invest directly with the funds.
This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the fund’s investment objectives, risks, charges, expenses and other information. This information should be read carefully.
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PROXY VOTING INFORMATION
A description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Fund’s website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Fund’s Forms NPORT-P are available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings is available at: www.voyainvestments.com and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

SHAREHOLDER EXPENSE EXAMPLE (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2022 to November 30, 2022. The Fund’s expenses are shown without the imposition of any sales charges or fees. Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Fund Return				Hypothetical (5% return before expenses)
	Beginning Account Value June 1, 2022	Ending Account Value November 30, 2022	Annualized Expense Ratio	Expenses Paid During the Period Ended November 30, 2022*	Beginning Account Value June 1, 2022	Ending Account Value November 30, 2022	Annualized Expense Ratio	Expenses Paid During the Period Ended November 30, 2022*
Class A	$1,000.00	$1,015.20	0.95%	$4.80	$1,000.00	$1,020.31	0.95%	$4.81
Class C	1,000.00	1,012.80	1.45	7.32	1,000.00	1,017.80	1.45	7.33
Class I	1,000.00	1,016.80	0.70	3.54	1,000.00	1,021.56	0.70	3.55
Class R	1,000.00	1,014.40	1.20	6.06	1,000.00	1,019.05	1.20	6.07
Class W	1,000.00	1,017.30	0.70	3.54	1,000.00	1,021.56	0.70	3.55

*
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 to reflect the most recent fiscal half-year.

1

STATEMENT OF ASSETS AND LIABILITIES as of November 30, 2022 (Unaudited)

ASSETS:
Investments in securities at fair value+*	$179,922,859
Short-term investments at fair value†	1,852,056
Cash	3,524
Receivables:
Investment securities sold	264,593
Fund shares sold	86,156
Dividends	165,090
Prepaid expenses	23,528
Reimbursement due from Investment Adviser	23,679
Other assets	17,688
Total assets	182,359,173
LIABILITIES:
Payable for fund shares redeemed	169,906
Payable upon receipt of securities loaned	1,722,056
Payable for investment management fees	78,793
Payable for distribution and shareholder service fees	26,241
Payable to trustees under the deferred compensation plan (Note 6)	17,688
Payable for trustee fees	432
Other accrued expenses and liabilities	169,148
Total liabilities	2,184,264
NET ASSETS	$180,174,909
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$154,816,212
Total distributable earnings	25,358,697
NET ASSETS	$180,174,909
+ Including securities loaned at value	$1,678,621
* Cost of investments in securities	$160,161,758
† Cost of short-term investments	$1,852,056
See Accompanying Notes to Financial Statements
2

STATEMENT OF ASSETS AND LIABILITIES as of November 30, 2022 (Unaudited) (continued)

Class A
Net assets	$107,664,861
Shares authorized	unlimited
Par value	$0.010
Shares outstanding	6,186,005
Net asset value and redemption price per share†	$17.40
Maximum offering price per share (5.75%)(1)	$18.46
Class C
Net assets	$573,994
Shares authorized	unlimited
Par value	$0.010
Shares outstanding	36,387
Net asset value and redemption price per share†	$15.77
Class I
Net assets	$19,044,501
Shares authorized	unlimited
Par value	$0.010
Shares outstanding	1,049,632
Net asset value and redemption price per share	$18.14
Class R
Net assets	$11,643,642
Shares authorized	unlimited
Par value	$0.010
Shares outstanding	686,963
Net asset value and redemption price per share	$16.95
Class W
Net assets	$41,247,911
Shares authorized	unlimited
Par value	$0.010
Shares outstanding	2,264,306
Net asset value and redemption price per share	$18.22

(1)
Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.

†
Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements
3

STATEMENT OF OPERATIONS for the six months ended November 30, 2022 (Unaudited)

INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$1,481,159
Securities lending income, net	29,919
Total investment income	1,511,078
EXPENSES:
Investment management fees	476,200
Distribution and shareholder service fees:
Class A	127,594
Class C	2,034
Class R	27,937
Transfer agent fees:
Class A	85,656
Class C	455
Class I	9,762
Class P3(1)	15
Class R	9,377
Class W	34,493
Shareholder reporting expense	4,575
Registration fees	42,709
Professional fees	20,862
Custody and accounting expense	26,718
Trustee fees	2,159
Licensing fee (Note 7)	12,989
Miscellaneous expense	9,669
Total expenses	893,204
Waived and reimbursed fees	(127,274)
Net expenses	765,930
Net investment income	745,148
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(4,415,298)
Net realized loss	(4,415,298)
Net change in unrealized appreciation (depreciation) on:
Investments	6,624,669
Net change in unrealized appreciation (depreciation)	6,624,669
Net realized and unrealized gain	2,209,371
Increase in net assets resulting from operations	$2,954,519
* Foreign taxes withheld	$354

(1)
Class P3 was fully redeemed on September 9, 2022

See Accompanying Notes to Financial Statements
4

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022
FROM OPERATIONS:
Net investment income	$745,148	$659,590
Net realized gain (loss)	(4,415,298)	20,201,452
Net change in unrealized appreciation (depreciation)	6,624,669	(28,726,457)
Increase (decrease) in net assets resulting from operations	2,954,519	(7,865,415)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	—	(16,500,306)
Class C	—	(99,395)
Class I	—	(892,850)
Class P3(1)	—	(569)
Class R	—	(1,870,501)
Class W	—	(17,256)
Total distributions	—	(19,380,877)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	51,002,492	14,825,872
Reinvestment of distributions	—	19,109,607
	51,002,492	33,935,479
Cost of shares redeemed	(13,385,760)	(13,050,481)
Net increase in net assets resulting from capital share transactions	37,616,732	20,884,998
Net increase (decrease) in net assets	40,571,251	(6,361,294)
NET ASSETS:
Beginning of year or period	139,603,658	145,964,952
End of year or period	$180,174,909	$139,603,658

(1)
Class P3 was fully redeemed on September 9, 2022

See Accompanying Notes to Financial Statements
5

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expense net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Class A
11-30-22+	17.14	0.06•	0.20	0.26	—	—	—	—	—	17.40	1.52	1.11	0.95	0.95	0.79	107,665	40
05-31-22	21.15	0.09•	(1.18)	(1.09)	0.11	2.81	—	2.92	—	17.14	(6.18)	1.13	0.95	0.95	0.48	108,606	72
05-31-21	13.61	0.08•	7.57	7.65	0.11	—	—	0.11	—	21.15	56.36	1.18	0.95	0.95	0.48	122,817	65
05-31-20	14.21	0.13	(0.60)	(0.47)	0.13	—	—	0.13	—	13.61	(3.44)	1.20	0.96	0.96	0.86	87,097	51
05-31-19	17.34	0.14•	(1.50)	(1.36)	0.15	1.62	—	1.77	—	14.21	(7.34)	1.14	0.95	0.95	0.92	96,138	66
05-31-18	16.93	0.09	1.61	1.70	0.08	1.21	—	1.29	—	17.34	10.16	1.12	0.98	0.98	0.50	45,219	83
Class C
11-30-22+	15.57	0.02•	0.18	0.20	—	—	—	—	—	15.77	1.28	1.61	1.45	1.45	0.29	574	40
05-31-22	19.48	(0.00)*•	(1.08)	(1.08)	0.02	2.81	—	2.83	—	15.57	(6.66)	1.63	1.45	1.45	(0.01)	584	72
05-31-21	12.53	(0.00)*•	6.96	6.96	0.01	—	—	0.01	—	19.48	55.55	1.68	1.45	1.45	(0.01)	816	65
05-31-20	13.07	0.05•	(0.55)	(0.50)	0.04	—	—	0.04	—	12.53	(3.85)	1.70	1.46	1.46	0.37	749	51
05-31-19	16.07	0.06	(1.39)	(1.33)	0.05	1.62	—	1.67	—	13.07	(7.80)	1.64	1.45	1.45	0.39	4,252	66
05-31-18	15.77	0.01	1.50	1.51	—	1.21	—	1.21	—	16.07	9.65	1.62	1.48	1.48	(0.00)*	5,315	83
Class I
11-30-22+	17.84	0.09•	0.21	0.30	—	—	—	—	—	18.14	1.68	0.80	0.70	0.70	1.04	19,045	40
05-31-22	21.90	0.15•	(1.24)	(1.09)	0.16	2.81	—	2.97	—	17.84	(5.99)	0.82	0.70	0.70	0.75	18,326	72
05-31-21	14.08	0.13•	7.83	7.96	0.14	—	—	0.14	—	21.90	56.78	0.88	0.70	0.70	0.74	7,901	65
05-31-20	14.70	0.17•	(0.62)	(0.45)	0.17	—	—	0.17	—	14.08	(3.25)	0.89	0.71	0.71	1.11	6,603	51
05-31-19	17.83	0.19•	(1.54)	(1.35)	0.16	1.62	—	1.78	—	14.70	(7.08)	0.83	0.70	0.70	1.14	8,015	66
05-31-18	17.38	0.13	1.66	1.79	0.13	1.21	—	1.34	—	17.83	10.43	0.82	0.73	0.73	0.75	9,844	83
Class R
11-30-22+	16.71	0.04•	0.20	0.24	—	—	—	—	—	16.95	1.44	1.36	1.20	1.20	0.54	11,644	40
05-31-22	20.69	0.04•	(1.15)	(1.11)	0.06	2.81	—	2.87	—	16.71	(6.42)	1.38	1.20	1.20	0.23	11,973	72
05-31-21	13.32	0.04•	7.40	7.44	0.07	—	—	0.07	—	20.69	55.97	1.43	1.20	1.20	0.23	14,249	65
05-31-20	13.98	0.09	(0.58)	(0.49)	0.17	—	—	0.17	—	13.32	(3.70)	1.45	1.21	1.21	0.61	9,927	51
05-31-19	17.06	0.11	(1.48)	(1.37)	0.09	1.62	—	1.71	—	13.98	(7.54)	1.39	1.20	1.20	0.64	11,824	66
05-31-18	16.67	0.05	1.59	1.64	0.04	1.21	—	1.25	—	17.06	9.93	1.37	1.23	1.23	0.25	13,969	83
Class W
11-30-22+	17.91	0.09•	0.22	0.31	—	—	—	—	—	18.22	1.73	0.86	0.70	0.70	1.05	41,248	40
05-31-22	21.96	0.15•	(1.23)	(1.08)	0.16	2.81	—	2.97	—	17.91	(5.93)	0.88	0.70	0.70	0.73	111	72
05-31-21	14.13	0.13•	7.85	7.98	0.15	—	—	0.15	—	21.96	56.68	0.93	0.70	0.70	0.73	178	65
05-31-20	14.60	0.17•	(0.64)	(0.47)	—	—	—	—	—	14.13	(3.22)	0.95	0.71	0.71	1.11	84	51
05-31-19	17.81	0.19	(1.61)	(1.42)	0.17	1.62	—	1.79	—	14.60	(7.48)	0.89	0.70	0.70	1.14	105	66
05-31-18	17.34	0.14	1.67	1.81	0.13	1.21	—	1.34	—	17.81	10.57	0.87	0.73	0.73	0.71	136	83

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

See Accompanying Notes to Financial Statements
6

Financial Highlights (continued)

(3)
Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.

+
Unaudited.

•
Calculated using average number of shares outstanding throughout the year or period.

*
Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements
7

NOTES TO FINANCIAL STATEMENTS as of November 30, 2022 (Unaudited)

NOTE 1 — ORGANIZATION
Voya Equity Trust (the “Trust”) is a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end investment management company. The Trust was organized on June 12, 1998 and consists of ten separate active investment series. This report is for Voya Mid Cap Research Enhanced Index Fund (“Mid Cap Research Enhanced Index” or the “Fund”), a diversified series of the Trust.
The Fund offers the following classes of shares: Class A, Class C, Class I, Class R and Class W. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees and shareholder servicing fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a fund and earn income and realized gains/losses from a fund pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a fund or a class are charged directly to that fund or class. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder servicing fees, if applicable, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.
Class C shares, along with their pro rata reinvested dividend shares, automatically convert to Class A shares eight years after purchase.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Fund. Voya Investments has engaged Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, to serve as the Sub-Adviser to the Fund. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Fund.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements. The Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. The Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of the Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The NAV per share of each class of the Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when the Fund is closed for business, Fund shares will not be priced and the Fund does not transact purchase and redemption orders. To the extent the Fund’s assets are traded in other markets on days when the Fund does not price its shares, the value of the Fund’s assets will likely change and you will not be able to purchase or redeem shares of the Fund.
Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which the Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.
When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Fund assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of the Fund’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or the Fund’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security,

8

NOTES TO FINANCIAL STATEMENTS as of November 30, 2022 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine the Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund.
The Fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 — quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date.
Level 2 — inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).
Level 3 — unobservable inputs (including the fund’s own assumptions in determining fair value).
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
A table summarizing the Fund’s investments under these levels of classification is included within the Portfolio of Investments.
Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Fund’s investments under these levels of classification is included within the Portfolio of Investments.
GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when the Fund has a significant amount of Level 3 investments.
B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Fund. Premium amortization and discount accretion are determined by the effective yield method.
C. Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:
(1)
Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)
Purchases and sales of investment securities, income and expenses — at the exchange rates prevailing on the respective dates of such transactions.

9

NOTES TO FINANCIAL STATEMENTS as of November 30, 2022 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.
D. Distributions to Shareholders. The Fund records distributions to its shareholders on the ex-dividend date. The Fund declares and pays dividends and capital gain distributions, if any, at least annually to comply with the distribution requirements of the Internal Revenue Code and may make distributions on a more frequent basis. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.
E. Federal Income Taxes. It is the policy of the Fund to comply with the requirements of subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, no federal income tax provision is required.
Management has considered the sustainability of the Fund’s tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions will be made until any capital loss carryforwards have been fully utilized.
The Fund may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.
F. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G. Securities Lending. The Fund has the option to temporarily loan up to 33 1∕3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Fund will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Fund. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Fund to be more volatile. The use of leverage may increase expenses and increase the impact of the Fund’s other risks.
H. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.
NOTE 3 — INVESTMENT TRANSACTIONS
For the period ended November 30, 2022, the cost of purchases and the proceeds from the sales of securities, excluding short-term securities, were as follows:
Purchases	Sales
$105,550,915	$67,106,819

10

NOTES TO FINANCIAL STATEMENTS as of November 30, 2022 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES
The Fund has entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Fund. The Investment Adviser oversees all investment advisory and portfolio management services for the Fund and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of the Fund, at the following annual rates: 0.550% on the first $500 million, 0.525% on the next $250 million, 0.500% on the next $1.25 billion, and 0.475% in excess of $2 billion.
The Investment Adviser has entered into a sub-advisory agreement with Voya IM. Voya IM provides investment advice for the Fund and is paid by the Investment Adviser based on the average daily net assets of the Fund. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Fund’s assets in accordance with the Fund’s investment objectives, policies, and limitations.
NOTE 5 — DISTRIBUTION AND SERVICE FEES
Class A, Class C, and Class R shares of the Fund has a plan (each a “Plan” and collectively, the “Plans”), whereby the Distributor is compensated by the Fund for expenses incurred in the distribution of the Fund’s shares (“Distribution Fees”). Pursuant to the Plans, the Distributor is entitled to a payment each month to compensate for expenses incurred in the distribution and promotion of the Fund’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees (“Service Fees”) paid to securities dealers who have executed a distribution agreement with the Distributor. Under the Plans, each class of shares of the Fund pays the Distributor Distribution Fees and/or Service Fees based on average daily net assets at the following rates:
Class A	Class C	Class R
0.25%	0.75%	0.50%
The Distributor may also retain the proceeds of the initial sales charge paid by shareholders upon the purchase of Class A shares of the Fund, and the contingent deferred sales charge paid by shareholders upon certain redemptions for Class A and Class C shares. For the period ended November 30, 2022, the Distributor retained the following amounts in sales charges:
	Class A	Class C
Initial Sales Charges:	$2,090	$—
Contingent Deferred Sales Charges:	$—	$31
NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
At November 30, 2022, the following direct or indirect, wholly-owned subsidiary of Voya Financial, Inc. or affiliated investment company owned more than 5% of the Fund:
Subsidiary/Affiliated Investment Company	Percentage
Voya Global Perspectives Fund	6.95%
Voya Institutional Trust Company	6.37
The Investment Advisor may direct the Fund’s Sub-Adviser to use its best efforts (subject to obtaining best execution of each transaction) to allocate the Fund’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of the Fund. Any amount credited to the Fund is reflected as brokerage commission recapture on the accompanying Statement of Operations.
The Fund has adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Fund. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Fund purchases shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statement of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.
The Fund may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended November 30, 2022, the per account fees for affiliated recordkeeping services paid by the Fund were $13,713.

11

NOTES TO FINANCIAL STATEMENTS as of November 30, 2022 (Unaudited) (continued)

NOTE 7 — LICENSING FEE
The Fund pays an annual licensing fee to S&P Opco, LLC.
NOTE 8 — EXPENSE LIMITATION AGREEMENTS
The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with the Fund whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses and acquired fund fees and expenses to the levels listed below:
Class A	Class C	Class I	Class R	Class W
1.00%	1.50%	0.75%	1.25%	0.75%
Pursuant to a side letter agreement, through October 1, 2023, the Investment Adviser has further lowered the expense limits to the levels listed below. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment. Termination or modification of this obligation requires approval by the Board.
Class A	Class C	Class I	Class R	Class W
0.95%	1.45%	0.70%	1.20%	0.70%
Unless otherwise specified above, the Investment Adviser may at a later date recoup from the Fund for class specific fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statement of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statement of Assets and Liabilities.
As of November 30, 2022, the Fund did not have any amount of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Advisor.
The Expense Limitation Agreement is contractual through October 1, 2023 and the Expense Limitation Agreement shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.
NOTE 9 — LINE OF CREDIT
Effective June 13, 2022, the Fund, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 12, 2023. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Fund or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 13, 2022, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 13, 2022.
Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.
The Fund did not utilize the line of credit during the period ended November 30, 2022.

NOTE 10 — CAPITAL SHARES
Transactions in capital shares and dollars were as follows:
	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Class A
11/30/2022	18,910	—	—	(170,657)	(151,747)	306,862	—	—	(2,770,727)	(2,463,865)
5/31/2022	99,471	—	877,585	(447,353)	529,703	1,966,083	—	16,270,425	(8,738,935)	9,497,573
Class C
11/30/2022	1,233	—	—	(2,333)	(1,100)	18,207	—	—	(34,324)	(16,117)
5/31/2022	5,851	—	5,818	(16,074)	(4,405)	102,714	—	98,261	(297,817)	(96,842)
Class I
11/30/2022	122,471	—	—	(99,938)	22,533	2,023,771	—	—	(1,650,864)	372,907
5/31/2022	705,823	—	44,472	(84,028)	666,267	12,112,010	—	857,860	(1,861,874)	11,107,996
12

NOTES TO FINANCIAL STATEMENTS as of November 30, 2022 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Class P3(1)
11/30/2022	—	—	—	(218)	(218)	—	—	—	(3,939)	(3,939)
5/31/2022	—	—	28	—	28	—	—	570	—	570
Class R
11/30/2022	14,639	—	—	(44,204)	(29,565)	231,857	—	—	(683,591)	(451,734)
5/31/2022	33,146	—	103,342	(108,676)	27,812	644,956	—	1,870,501	(2,097,667)	417,790
Class W
11/30/2022	2,744,484	—	—	(486,390)	2,258,094	48,421,795	—	—	(8,242,315)	40,179,480
5/31/2022	5	—	619	(2,510)	(1,886)	109	—	11,990	(54,188)	(42,089)

(1)
Class P3 was fully redeemed on September 9, 2022.

NOTE 11 — SECURITIES LENDING
Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Fund can lend its securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the Market Close of the Fund at its last sale price or official closing price on the principal exchange or system on which it is traded and any additional collateral is delivered to the Fund on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Fund bears the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Fund indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.
Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.
Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in the fund.
The following table represents a summary of the Fund’s securities lending agreements by counterparty which are subject to offset under the Agreement as of November 30, 2022:
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$135,539	$(135,539)	$—
BofA Securities Inc	92,045	(92,045)	—
Citigroup Global Markets Inc.	3,533	(3,533)	—
Cowen Excecution Services LLC	443,270	(443,270)	—
Goldman, Sachs & Co. LLC	301,363	(301,363)	—
TD PRIME SERVICES LLC	702,871	(702,871)	—
Total	$1,678,621	$(1,678,621)	$—

(1)
Cash Collateral with a fair value of $1,722,056 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

13

NOTES TO FINANCIAL STATEMENTS as of November 30, 2022 (Unaudited) (continued)

NOTE 12 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of wash sale deferrals and distributions in connection with redemption of fund shares (equalization).
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
The tax composition of dividends and distributions to shareholders was as follows:
Year Ended May 31, 2022		Year Ended May 31, 2021
Ordinary Income	Long-term Capital Gain	Ordinary Income
$6,119,908	$13,260,969	$745,546
The tax-basis components of distributable earnings as of May 31, 2022 were:
Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)	Other	Total Distributable Earnings/(Loss)
$897,421	$8,913,003	$12,613,014	$(19,260)	$22,404,178
At May 31, 2022, the Fund did not have any capital loss carryforwards for U.S. federal income tax purposes.
The Fund’s major tax jurisdictions are U.S. federal and Arizona state.
As of November 30, 2022, no provision for income tax is required in the Fund’s financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.
NOTE 13 — LONDON INTERBANK OFFERED RATE (“LIBOR”)
In 2017, the UK Financial Conduct Authority announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. On March 5, 2021, ICE Benchmark Administration, the administrator of LIBOR, stated that non-U.S. dollar LIBOR reference rates and the one-week and two-month LIBOR reference rates will cease to be provided or no longer be representative immediately after December 31, 2021 and the remaining more commonly used LIBOR settings will cease to be provided or no longer be representative immediately after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies (e.g., the Secured Overnight Financing Rate for U.S. Dollar LIBOR and the Sterling Overnight Interbank Average Rate for Sterling LIBOR).
Discontinuance of LIBOR and adoption/implementation of alternative rates pose a number of risks, including among others whether any substitute rate will experience the market participation and liquidity necessary to provide a workable substitute for LIBOR; the effect on parties’ existing contractual arrangements, hedging transactions, and investment strategies generally from a conversion from LIBOR to alternative rates; the effect on the Fund’s existing investments (including, for example, fixed-income investments, senior loans, CLOs and CDOs, and derivatives transactions), including the possibility that some of those investments may terminate or their terms may be adjusted to the disadvantage of the Fund; and the risk of general market disruption during the period of the conversion. It is difficult to predict at this time the likely impact of the transition away from LIBOR on the Fund.
NOTE 14 — MARKET DISRUPTION
The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and world economies and markets generally. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine could adversely affect global energy and financial markets and therefore could affect the value of a Fund’s investments,

14

NOTES TO FINANCIAL STATEMENTS as of November 30, 2022 (Unaudited) (continued)

NOTE 14 — MARKET DISRUPTION (continued)

including beyond a Fund’s direct exposure to Russian issuers or nearby geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict and could be substantial. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the investments of the portfolio and of the Fund. Any of these occurrences could disrupt the operations of the Fund and of the Fund’s service providers.
NOTE 15 — SUBSEQUENT EVENTS
Dividends: Subsequent to November 30, 2022, the Fund declared and paid dividends and distributions of:
	Type	Per Share Amount	Payable Date	Record Date
Class A	NII	$0.1007	December 16, 2022	December 14, 2022
Class C	NII	$0.0210	December 16, 2022	December 14, 2022
Class I	NII	$0.1409	December 16, 2022	December 14, 2022
Class R	NII	$0.0598	December 16, 2022	December 14, 2022
Class W	NII	$0.1402	December 16, 2022	December 14, 2022
All Classes	STCG	$0.0715	December 16, 2022	December 14, 2022
All Classes	LTCG	$0.8765	December 16, 2022	December 14, 2022

NII – Net investment income
STCG – Short-term capital gain
LTCG – Long-term capital gain
The Fund has evaluated events occurring after the Statement of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”), to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

15

Voya Mid Cap Research Enhanced	PORTFOLIO OF INVESTMENTS
Index Fund	as of November 30, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.0%
	Communication Services: 1.6%
17,925 (1)(2)	Frontier Communications Parent, Inc.	$461,927	0.3
24,831 (2)	Iridium Communications, Inc.	1,318,526	0.7
4,276 (2)	Live Nation Entertainment, Inc.	311,122	0.2
970	Nexstar Media Group, Inc.	183,873	0.1
13,851	TEGNA, Inc.	273,419	0.1
5,545 (2)	TripAdvisor, Inc.	113,063	0.1
2,139 (2)	Ziff Davis, Inc.	197,344	0.1
		2,859,274	1.6
	Consumer Discretionary: 14.8%
12,214	ADT, Inc.	114,079	0.1
8,747 (2)	Autonation, Inc.	1,083,841	0.6
119 (2)	Autozone, Inc.	306,901	0.2
4,572	BorgWarner, Inc.	194,356	0.1
16,832	Boyd Gaming Corp.	1,032,307	0.6
10,035	Brunswick Corp.	744,597	0.4
2,172 (2)	Carmax, Inc.	150,650	0.1
10,566 (2)	CROCS, Inc.	1,067,166	0.6
39,033	Dana, Inc.	687,371	0.4
2,437 (2)	Deckers Outdoor Corp.	972,071	0.5
10,253	Dick’s Sporting Goods, Inc.	1,226,054	0.7
752 (2)	Five Below, Inc.	120,967	0.1
12,031 (1)(2)	GameStop Corp.	315,332	0.2
37,397	Gentex Corp.	1,080,773	0.6
4,275	Genuine Parts Co.	783,736	0.4
40,992 (2)	Goodyear Tire & Rubber Co.	459,930	0.2
20,264	Harley-Davidson, Inc.	955,042	0.5
9,637	Kohl’s Corp.	309,155	0.2
5,351	Lear Corp.	771,828	0.4
2,140	Lennar Corp. - Class A	187,956	0.1
1,201	Lithia Motors, Inc.	287,411	0.2
10,586	LKQ Corp.	575,137	0.3
587 (2)	Lululemon Athletica, Inc.	223,242	0.1
26,532	Macy’s, Inc.	623,502	0.3
5,964	Marriott Vacations Worldwide Corp.	888,517	0.5
24,138 (2)	Mattel, Inc.	440,036	0.2
4,242	MGM Resorts International	156,360	0.1
7,118	Nordstrom, Inc.	149,264	0.1
1,955 (2)	Ollie’s Bargain Outlet Holdings, Inc.	119,059	0.1
20,073 (2)	Penn Entertainment, Inc.	706,369	0.4
985	Penske Auto Group, Inc.	124,553	0.1
9,145	PVH Corp.	614,361	0.3
11,959 (2)	Scientific Games Corp.	774,584	0.4
14,658	Service Corp. International	1,047,314	0.6
31,798 (2)	Taylor Morrison Home Corp.	966,341	0.5
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary (continued)
16,152	Tempur Sealy International, Inc.	$513,149	0.3
2,135	Thor Industries, Inc.	183,909	0.1
6,820	Toll Brothers, Inc.	326,746	0.2
2,184 (2)	TopBuild Corp.	336,511	0.2
18,041	Travel + Leisure Co.	701,254	0.4
69,177 (2)	Under Armour, Inc. - Class A	691,770	0.4
3,933 (2)	Victoria’s Secret & Co.	180,918	0.1
40,619	Wendy’s Company	916,365	0.5
6,834	Williams-Sonoma, Inc.	798,895	0.4
883	Wingstop, Inc.	146,145	0.1
13,708	Wyndham Hotels & Resorts, Inc.	1,005,071	0.6
12,116 (2)	YETI Holdings, Inc.	543,887	0.3
		26,604,782	14.8
	Consumer Staples: 3.8%
19,446 (2)	BellRing Brands, Inc.	484,400	0.3
7,918 (2)	BJ’s Wholesale Club Holdings, Inc.	595,750	0.3
1,251 (2)	Boston Beer Co., Inc.	480,847	0.3
2,018 (2)	Celsius Holdings, Inc.	224,684	0.1
953	Coca-Cola Consolidated, Inc.	468,685	0.3
12,296 (2)	Darling Ingredients, Inc.	883,222	0.5
44,418	Flowers Foods, Inc.	1,334,761	0.7
15,481	Nu Skin Enterprises, Inc.	645,712	0.4
13,481 (2)	Performance Food Group Co.	822,071	0.4
6,691 (2)	Post Holdings, Inc.	626,345	0.3
5,084	Tyson Foods, Inc.	336,968	0.2
		6,903,445	3.8
	Energy: 3.6%
16,644	Baker Hughes Co.	483,009	0.3
5,591	ChampionX Corp.	172,426	0.1
2,465	Cheniere Energy, Inc.	432,262	0.2
35,658 (2)	CNX Resources Corp.	619,379	0.3
3,335	Devon Energy Corp.	228,514	0.1
1,489	Diamondback Energy, Inc.	220,402	0.1
17,390	EQT Corp.	737,510	0.4
68,099	Equitrans Midstream Corp.	571,351	0.3
9,247	Halliburton Co.	350,369	0.2
7,159	HF Sinclair Corp.	446,292	0.3
8,291	Matador Resources Co.	550,191	0.3
24,040	Range Resources Corp.	694,035	0.4
70,266 (2)	Southwestern Energy Co.	486,241	0.3
7,613	Targa Resources Corp.	566,331	0.3
		6,558,312	3.6

See Accompanying Notes to Financial Statements
16

Voya Mid Cap Research Enhanced	PORTFOLIO OF INVESTMENTS
Index Fund	as of November 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: 16.0%
1,145	Affiliated Managers Group, Inc.	$183,681	0.1
2,390	American Financial Group, Inc.	339,906	0.2
1,387	Ameriprise Financial, Inc.	460,415	0.3
49,679	Annaly Capital Management, Inc.	1,076,544	0.6
1,689	Ares Management Corp.	132,401	0.1
16,909	Bank OZK	780,350	0.4
10,704	Citizens Financial Group, Inc.	453,636	0.2
28,740	CNO Financial Group, Inc.	674,815	0.4
17,445	Commerce Bancshares, Inc.	1,306,979	0.7
18,716	East West Bancorp, Inc.	1,314,050	0.7
25,621	Essent Group Ltd.	1,027,146	0.6
4,159	Evercore, Inc.	479,034	0.3
358	Everest Re Group Ltd.	120,983	0.1
15,625	First American Financial Corp.	853,906	0.5
77,182	FNB Corp.	1,088,266	0.6
24,822	Hancock Whitney Corp.	1,361,238	0.7
8,312	Hanover Insurance Group, Inc.	1,224,358	0.7
5,099	Hartford Financial Services Group, Inc.	389,411	0.2
14,200	International Bancshares Corp.	748,056	0.4
24,796	Invesco Ltd.	473,852	0.3
33,134	Jefferies Financial Group, Inc.	1,258,761	0.7
1,691	Lincoln National Corp.	65,848	0.0
8,418	Loews Corp.	489,507	0.3
79,336	MGIC Investment Corp.	1,089,283	0.6
31,734	Navient Corp.	525,832	0.3
91,456 (1)	New York Community Bancorp., Inc.	855,114	0.5
60,587	Old Republic International Corp.	1,484,381	0.8
3,548	Popular, Inc.	259,075	0.1
12,205	Prosperity Bancshares, Inc.	922,332	0.5
8,696	Reinsurance Group of America, Inc.	1,255,702	0.7
35,768	Rithm Capital Corp.	323,700	0.2
17,983	Starwood Property Trust, Inc.	385,016	0.2
13,854	Stifel Financial Corp.	890,119	0.5
7,894	Synovus Financial Corp.	332,574	0.2
11,167	UMB Financial Corp.	955,002	0.5
30,983	Unum Group	1,306,863	0.7
19,309	Washington Federal, Inc.	681,028	0.4
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
783	Willis Towers Watson PLC	$192,743	0.1
12,021	Wintrust Financial Corp.	1,099,080	0.6
		28,860,987	16.0
	Health Care: 9.9%
4,349	Agilent Technologies, Inc.	674,008	0.4
2,742 (2)	Amedisys, Inc.	249,769	0.1
9,115	Bruker Corp.	614,442	0.3
5,687	Cardinal Health, Inc.	455,927	0.3
2,892 (1)(2)	Doximity, Inc.	98,299	0.1
7,528 (2)	Envista Holdings Corp.	256,855	0.1
41,030 (2)	Exelixis, Inc.	700,792	0.4
13,366 (2)	Globus Medical, Inc.	987,614	0.5
14,884 (2)	Halozyme Therapeutics, Inc.	852,258	0.5
7,113 (2)	Hologic, Inc.	541,726	0.3
6,438 (2)	Inari Medical, Inc.	473,708	0.3
399 (2)	IQVIA Holdings, Inc.	86,990	0.0
7,165 (2)	Jazz Pharmaceuticals PLC	1,124,260	0.6
1,896	Laboratory Corp. of America Holdings	456,367	0.3
4,498 (2)	LivaNova PLC	249,054	0.1
756 (2)	Masimo Corp.	109,575	0.1
4,130 (2)	Medpace Holdings, Inc.	866,846	0.5
118 (2)	Mettler Toledo International, Inc.	173,408	0.1
2,415 (2)	Molina Healthcare, Inc.	813,300	0.4
17,813 (2)	Neogen Corp.	294,983	0.2
10,346 (2)	Neurocrine Biosciences, Inc.	1,314,563	0.7
7,635 (2)	NuVasive, Inc.	296,543	0.2
12,540 (2)	Option Care Health, Inc.	377,579	0.2
23,428	Patterson Cos., Inc.	666,292	0.4
2,568	Perrigo Co. PLC	82,767	0.0
10,755 (2)	Progyny, Inc.	393,956	0.2
5,189 (2)	QuidelOrtho Corp.	454,608	0.3
641 (2)	Repligen Corp.	114,637	0.1
1,637 (2)	Seagen, Inc.	198,715	0.1
4,122 (2)	Shockwave Medical, Inc.	1,045,339	0.6
7,623 (2)	Staar Surgical Co.	435,350	0.2
6,952 (2)	Syneos Health, Inc.	245,267	0.1
12,066 (2)	Tandem Diabetes Care, Inc.	507,375	0.3
3,523 (2)	Tenet Healthcare Corp.	162,692	0.1
3,332 (2)	United Therapeutics Corp.	932,594	0.5
2,520 (2)	Veeva Systems, Inc.	479,707	0.3
		17,788,165	9.9
	Industrials: 18.3%
6,432	Acuity Brands, Inc.	1,211,081	0.7
22,633	AECOM	1,923,805	1.1
4,918	AGCO Corp.	652,717	0.4
5,526	AO Smith Corp.	335,649	0.2
6,851 (2)	ASGN, Inc.	620,701	0.3

See Accompanying Notes to Financial Statements
17

Voya Mid Cap Research Enhanced	PORTFOLIO OF INVESTMENTS
Index Fund	as of November 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
3,236 (2)	Avis Budget Group, Inc.	$723,570	0.4
19,038 (2)	Builders FirstSource, Inc.	1,217,099	0.7
513 (2)	CACI International, Inc.	160,210	0.1
1,542	Carlisle Cos., Inc.	405,716	0.2
872 (2)	Chart Industries, Inc.	124,687	0.1
6,498 (2)	Clean Harbors, Inc.	779,760	0.4
4,122 (2)	Copa Holdings S.A.- Class A	361,211	0.2
8,582 (2)	Copart, Inc.	571,218	0.3
2,396 (2)	CoStar Group, Inc.	194,172	0.1
12,311	Crane Holdings Co.	1,304,227	0.7
1,235	Curtiss-Wright Corp.	218,163	0.1
13,080	Dun & Bradstreet Holdings, Inc.	176,057	0.1
2,394	EnerSys	180,938	0.1
22,561	Flowserve Corp.	707,513	0.4
16,539 (2)	Fluor Corp.	555,876	0.3
9,129	Fortive Corp.	616,664	0.3
2,546 (2)	FTI Consulting, Inc.	440,000	0.2
2,054	Graco, Inc.	143,718	0.1
7,616 (2)	Hayward Holdings, Inc.	72,733	0.0
5,128	Hubbell, Inc.	1,302,820	0.7
7,851	Ingersoll Rand, Inc.	423,718	0.2
5,347	Insperity, Inc.	633,887	0.4
69,683 (2)	JetBlue Airways Corp.	554,677	0.3
2,777	KBR, Inc.	143,488	0.1
12,888	Knight-Swift Transportation Holdings, Inc.	714,382	0.4
434	Lennox International, Inc.	113,027	0.1
4,495	Manpowergroup, Inc.	393,402	0.2
9,536 (2)	Mastec, Inc.	866,155	0.5
2,027 (2)	Middleby Corp.	292,273	0.2
27,166	nVent Electric PLC	1,086,912	0.6
15,577	Owens Corning, Inc.	1,383,861	0.8
994	Parker Hannifin Corp.	297,146	0.2
8,943	Pentair PLC	409,321	0.2
9,672	Regal Rexnord Corp.	1,268,096	0.7
4,474	Robert Half International, Inc.	352,462	0.2
726	Rockwell Automation, Inc.	191,824	0.1
7,157	Ryder System, Inc.	669,108	0.4
4,559 (2)	Saia, Inc.	1,110,527	0.6
2,213	Sensata Technologies Holding PLC	99,806	0.1
1,734	Snap-On, Inc.	417,200	0.2
2,871 (2)	Sunrun, Inc.	93,537	0.1
14,631	Terex Corp.	671,709	0.4
1,228	Tetra Tech, Inc.	189,836	0.1
5,963	Textron, Inc.	425,639	0.2
11,917	Timken Co.	905,454	0.5
4,198 (2)	Trex Co., Inc.	192,646	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
1,644 (2)	United Rentals, Inc.	$580,381	0.3
24,516 (2)	Univar Solutions, Inc.	812,215	0.5
928	Verisk Analytics, Inc.	170,483	0.1
823	Watsco, Inc.	221,370	0.1
5,537	Watts Water Technologies, Inc.	877,338	0.5
3,959	Westinghouse Air Brake Technologies Corp.	400,215	0.2
2,830 (2)	WillScot Mobile Mini Holdings Corp.	136,434	0.1
8,419	Woodward, Inc.	806,540	0.4
		32,905,374	18.3
	Information Technology: 12.0%
25,221 (2)	ACI Worldwide, Inc.	527,119	0.3
2,466 (2)	Akamai Technologies, Inc.	233,925	0.1
9,796 (2)	Allegro MicroSystems, Inc.	305,047	0.2
5,932	Amdocs Ltd.	527,118	0.3
9,047 (2)	Arrow Electronics, Inc.	983,771	0.5
1,134 (2)	Aspen Technology, Inc.	261,387	0.1
20,001	Avnet, Inc.	903,445	0.5
2,095 (2)	Cadence Design Systems, Inc.	360,424	0.2
9,947 (2)	Calix, Inc.	709,221	0.4
12,780	Cognex Corp.	636,188	0.4
13,152 (2)	Coherent Corp.	482,284	0.3
1,790 (2)	Commvault Systems, Inc.	118,140	0.1
1,900	Concentrix Corp.	232,522	0.1
742 (2)	Crowdstrike Holdings, Inc.	87,296	0.0
21,341 (2)	Dropbox, Inc.	502,794	0.3
16,230 (2)	Dynatrace, Inc.	628,913	0.3
2,667 (2)	Envestnet, Inc.	157,406	0.1
256 (2)	EPAM Systems, Inc.	94,357	0.1
958 (2)	Euronet Worldwide, Inc.	89,046	0.0
2,326 (2)	F5, Inc.	359,623	0.2
521 (2)	Fair Isaac Corp.	322,874	0.2
3,689 (2)	First Solar, Inc.	636,463	0.4
31,093	Genpact Ltd.	1,433,698	0.8
708 (2)	HubSpot, Inc.	214,545	0.1
16,318	Juniper Networks, Inc.	542,410	0.3
2,224 (2)	Keysight Technologies, Inc.	402,299	0.2
19,725 (2)	Lattice Semiconductor Corp.	1,436,572	0.8
2,240 (2)	Lumentum Holdings, Inc.	123,066	0.1
6,487 (2)	MACOM Technology Solutions Holdings, Inc.	445,592	0.2
10,618	MAXIMUS, Inc.	746,445	0.4
4,264	MKS Instruments, Inc.	357,579	0.2
334 (2)	MongoDB, Inc.	50,999	0.0
867	Monolithic Power Systems, Inc.	331,159	0.2
17,319	National Instruments Corp.	710,425	0.4

See Accompanying Notes to Financial Statements
18

Voya Mid Cap Research Enhanced	PORTFOLIO OF INVESTMENTS
Index Fund	as of November 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
16,633 (2)	Palantir Technologies, Inc.	$124,748	0.1
854 (2)	Paycom Software, Inc.	289,591	0.2
4,344 (2)	Paylocity Holding Corp.	946,254	0.5
11,138 (2)	Pure Storage, Inc. - Class A	325,118	0.2
7,027 (2)	Qualys, Inc.	866,570	0.5
13,324 (2)	Semtech Corp.	409,580	0.2
4,600 (2)	Silicon Laboratories, Inc.	669,024	0.4
848 (2)	SiTime Corp.	89,430	0.0
626 (2)	SolarEdge Technologies, Inc.	187,086	0.1
2,041 (2)	Synaptics, Inc.	216,285	0.1
3,387	Teradyne, Inc.	316,515	0.2
8,365	Universal Display Corp.	942,066	0.5
2,297 (2)	Viasat, Inc.	78,305	0.0
3,234 (2)	Wolfspeed, Inc.	294,035	0.2
		21,708,759	12.0
	Materials: 7.0%
17,792	Alcoa Corp.	891,913	0.5
1,840	Aptargroup, Inc.	195,298	0.1
7,950	Ashland, Inc.	889,366	0.5
19,339	Avient Corp.	669,323	0.4
2,635	Berry Global Group, Inc.	154,411	0.1
2,863	Chemours Co.	88,896	0.1
17,666 (2)	Cleveland-Cliffs, Inc.	273,470	0.2
2,341	DuPont de Nemours, Inc.	165,064	0.1
5,806	Eagle Materials, Inc.	791,590	0.4
12,425 (2)	Ingevity Corp.	972,505	0.5
12,514	Louisiana-Pacific Corp.	798,393	0.4
4,903	Olin Corp.	279,373	0.2
7,200	Reliance Steel & Aluminum Co.	1,521,288	0.8
9,794	Royal Gold, Inc.	1,100,160	0.6
5,008	RPM International, Inc.	518,929	0.3
7,616	Sealed Air Corp.	405,400	0.2
12,555	Steel Dynamics, Inc.	1,304,841	0.7
30,579	United States Steel Corp.	803,922	0.4
3,571	Valvoline, Inc.	117,771	0.1
16,703	WestRock Co.	633,378	0.4
		12,575,291	7.0
	Real Estate: 7.2%
46,935	Brixmor Property Group, Inc.	1,087,953	0.6
5,191 (2)	CBRE Group, Inc.	413,204	0.2
14,821	Cousins Properties, Inc.	390,978	0.2
22,553	First Industrial Realty Trust, Inc.	1,140,054	0.6
30,797	Highwoods Properties, Inc.	917,751	0.5
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate (continued)
9,987	Independence Realty Trust, Inc.	$180,964	0.1
8,828	Iron Mountain, Inc.	479,625	0.3
6,383 (2)	Jones Lang LaSalle, Inc.	1,073,429	0.6
21,809	Kilroy Realty Corp.	942,585	0.5
14,317	Lamar Advertising Co.	1,433,704	0.8
6,076	Life Storage, Inc.	653,109	0.4
2,760	Mid-America Apartment Communities, Inc.	455,069	0.3
15,749	National Retail Properties, Inc.	730,124	0.4
12,501	National Storage Affiliates Trust	497,665	0.3
48,344	Physicians Realty Trust	721,776	0.4
1,545	Rexford Industrial Realty, Inc.	85,423	0.1
14,658	SL Green Realty Corp.	615,050	0.3
26,829	Spirit Realty Capital, Inc.	1,111,257	0.6
		12,929,720	7.2
	Utilities: 3.8%
4,612	Atmos Energy Corp.	554,362	0.3
6,643	Black Hills Corp.	475,838	0.3
3,325	Edison International	221,644	0.1
2,287	Essential Utilities, Inc.	110,325	0.1
3,941	Eversource Energy	326,551	0.2
19,852	National Fuel Gas Co.	1,314,798	0.7
7,536	New Jersey Resources Corp.	374,916	0.2
11,272	NiSource, Inc.	314,940	0.2
8,649	ONE Gas, Inc.	752,031	0.4
14,170	PPL Corp.	418,298	0.2
8,375	Southwest Gas Holdings, Inc.	573,353	0.3
34,881	UGI Corp.	1,348,151	0.8
		6,785,207	3.8
	Total Common Stock (Cost $156,935,221)	176,479,316	98.0
EXCHANGE-TRADED FUNDS: 1.9%
13,399	iShares Core S&P Mid-Cap ETF	3,443,543	1.9
	Total Exchange-Traded Funds (Cost $3,226,537)	3,443,543	1.9
	Total Long-Term Investments (Cost $160,161,758)	179,922,859	99.9

See Accompanying Notes to Financial Statements
19

Voya Mid Cap Research Enhanced	PORTFOLIO OF INVESTMENTS
Index Fund	as of November 30, 2022 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.0%
		Repurchase Agreements: 0.9%
722,056	(3)	Nomura Securities, Repurchase Agreement dated 11/30/22, 3.81%, due 12/01/22 (Repurchase Amount $722,131, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.500%-8.000%, Market Value plus accrued interest $736,498, due 01/01/23-03/01/61)	$722,056	0.4
1,000,000	(3)	RBC Dominion Securities Inc., Repurchase Agreement dated 11/30/22, 3.81%, due 12/01/22 (Repurchase Amount $1,000,104, collateralized by various U.S. Government Agency Obligations, 2.000%-5.500%, Market Value plus accrued interest $1,020,000, due 09/01/24-10/20/52)	1,000,000	0.5
		Total Repurchase Agreements (Cost $1,722,056)	1,722,056	0.9
Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 0.1%
130,000 (4)	Goldman Sachs Financial Square Government Fund − Institutional Shares, 3.740% (Cost $130,000)	$130,000	0.1
	Total Short-Term Investments (Cost $1,852,056)	1,852,056	1.0
	Total Investments in Securities (Cost $162,013,814)	$181,774,915	100.9
	Liabilities in Excess of Other Assets	(1,600,006)	(0.9)
	Net Assets	$180,174,909	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Security, or a portion of the security, is on loan.

(2)
Non-income producing security.

(3)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(4)
Rate shown is the 7-day yield as of November 30, 2022.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of November 30, 2022 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2022
Asset Table
Investments, at fair value
Common Stock*	$176,479,316	$—	$—	$176,479,316
Exchange-Traded Funds	3,443,543	—	—	3,443,543
Short-Term Investments	130,000	1,722,056	—	1,852,056
Total Investments, at fair value	$180,052,859	$1,722,056	$—	$181,774,915

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

See Accompanying Notes to Financial Statements
20

Voya Mid Cap Research Enhanced	PORTFOLIO OF INVESTMENTS
Index Fund	as of November 30, 2022 (Unaudited) (continued)

At November 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $162,537,232.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$28,441,134
Gross Unrealized Depreciation	(9,203,451)
Net Unrealized Appreciation	$19,237,683
See Accompanying Notes to Financial Statements
21

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited)

BOARD CONSIDERATION AND APPROVAL OF NEW MANAGEMENT AND SUB-ADVISORY CONTRACTS FOR VOYA SMALL CAP GROWTH FUND
At a meeting held on November 17, 2022, the Board of Trustees (“Board”) of Voya Equity Trust (the “Trust”), including a majority of the Board members who have no direct or indirect interest in the investment management and sub-advisory contracts, and who are not “interested persons” of Voya Mid Cap Research Enhanced Index Fund, a series of the Trust (the “Fund”), as such term is defined under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and approved the renewal of the investment management contract (the “Management Contract”) between Voya Investments, LLC (the “Manager”) and the Trust, on behalf of the Fund, and the sub-advisory contract (the “Sub-Advisory Contract,” and together with the Management Contract, the “Contracts”) with Voya Investment Management Co. LLC, the sub-adviser to the Fund (the “Sub-Adviser”), for an additional one-year period ending November 30, 2023.
In addition to the Board meeting on November 17, 2022, the Independent Trustees also held meetings outside the presence of representatives of the Manager and Sub-Adviser (collectively, such persons are referred to herein as “management”) on October 12-13, 2022, and November 15, 2022. At those meetings, the Board members reviewed and considered materials related to the proposed continuance of the Contracts that they had requested and believed to be relevant to the renewal of the Contracts in light of their own business judgment and the legal advice furnished to them by K&L Gates LLP, their independent legal counsel. The Board also considered information furnished to it throughout the year at meetings of the Board and its committees, including information regarding performance, expenses, and other relevant matters. While the Board considered the renewal of the management contracts and sub-advisory contracts for all of the applicable investment companies in the Voya family of funds at the same meetings, the Board considered each Voya fund’s investment management and sub-advisory relationships separately.
The Board has established a Contracts Committee and two Investment Review Committees (the “IRCs”), each of which includes only Independent Trustees as members. The Contracts Committee meets several times throughout the year to provide oversight with respect to the management and sub-advisory contracts approval and renewal process for the Voya funds, among other functions, and each IRC meets several times throughout the year with respect to each Voya fund (assigned to that IRC) to provide oversight regarding the investment performance of the sub-advisers, as well as the Manager’s role in monitoring the sub-advisers.
The Contracts Committee oversees, and annually recommends Board approval of updates to, a methodology guide for the Voya funds (“Methodology Guide”), which sets out a framework pursuant to which the Independent Trustees request, and management provides, certain information that the Independent Trustees deem to be important or potentially relevant to the contracts renewal process for the Voya funds. The Independent Trustees retain the services of an independent consultant with experience in the mutual fund industry to assist the Contracts Committee in developing and recommending to the Board: (1) a selected peer group of investment companies for the Fund (“Selected Peer Group”) based on the Fund’s particular attributes, such as fund type and size, fund category (as determined by Morningstar, Inc., an independent provider of mutual fund data (“Morningstar”)), sales channels and structure, and the Fund share class being compared to the Selected Peer Group; and (2) updates to the Methodology Guide with respect to the content and format of various data prepared in connection with the renewal process, including, but not limited to, investment performance, fee structure, and expense information. In addition, the Independent Trustees periodically have retained an independent firm to test and verify the accuracy of certain information presented to the Board for a representative sample of the Voya funds.
The Manager or Sub-Adviser may not have been able to, or opted not to, provide information in response to certain information requests, in which case the Board conducted its evaluation based on the information that was provided. In such cases, the Board determined that the omission of any such information was not material to its considerations. Additionally, the Board considered the impact of significant periods of market volatility that occurred during and after the period for which information was requested in conducting its evaluation of the Manager and Sub-Adviser.
Provided below is an overview of certain material factors that the Board considered at its meetings regarding the renewal of the Contracts and the compensation to be paid thereunder. The Board members did not identify any particular information or factor that was most relevant to its consideration.
Nature, Extent and Quality of Services
The Manager oversees, subject to the authority of the Board, and is responsible for the provision of, all investment advisory and portfolio management services for the Fund, but may delegate certain of these

22

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

responsibilities to one or more sub-advisers. In addition, the Manager provides administrative services reasonably necessary for the operation of the Fund as set forth in the Management Contract, including oversight of the Fund’s operations and risk management and the oversight of its various other service providers.
The Board considered the “manager-of-managers” structure of the Voya funds that has been developed by the Manager pursuant to which the Manager selects, subject to the Board’s approval, sub-advisers to provide day-to-day management services to all or a portion of each Voya fund. The Board recognized that the Manager is responsible for monitoring the Sub-Adviser’s investment program, performance, developments, ongoing operations, and compliance with applicable regulations and investment policies and restrictions with respect to the Fund under this manager-of-managers arrangement. The Board also considered the techniques and resources that the Manager has developed to provide this ongoing due diligence and oversight with respect to the sub-advisers and to recommend appropriate changes in investment strategies, sub-advisers, or allocation among sub-advisers in an effort to improve a Voya fund’s performance. In connection with the Manager’s performance of these duties, the Board considered that the Manager has developed an oversight process formulated by its Manager Research & Selection Group that reviews, among other matters, performance data, the Sub-Adviser’s management team, portfolio data and attribution analysis related to the Sub-Adviser through various means, including, but not limited to, in-person meetings, on-site or virtual visits, and telephonic meetings with the Sub-Adviser.
Further, the Board considered periodic compliance reports it receives from the Trust’s Chief Compliance Officer evaluating, among other related matters, whether the regulatory compliance systems and procedures of the Manager and Sub-Adviser are reasonably designed to ensure compliance with the federal securities laws and whether the investment policies and restrictions for the Fund are complied with on a consistent basis.
The Board considered the portfolio management team assigned by the Sub-Adviser to the Fund and the level of resources committed to the Fund (and other relevant funds in the Voya funds) by the Manager and the Sub-Adviser, and whether those resources are sufficient to provide high-quality services to the Fund.
Based on their deliberations and the materials presented to them, the Board concluded that the nature, extent and quality of the overall services provided by the Manager and Sub-Adviser under the Contracts were appropriate.
Fund Performance
In assessing the investment management and sub-advisory relationships, the Board placed emphasis on the investment returns of the Fund, including its investment performance over certain time periods compared to the Fund’s Morningstar category and primary benchmark, a broad-based securities market index identified in the Fund’s prospectus. The Board also considered information from the Manager Research & Selection Group and received reports summarizing a separate analysis of the Fund’s performance and risk, including risk-adjusted investment return information, from the Trust’s Chief Investment Risk Officer.
Economies of Scale
When evaluating the reasonableness of the management fee schedule, the Board considered whether economies of scale have been or likely will be realized by the Manager and the Sub-Adviser as the Fund grows larger and the extent to which any such economies are shared with the Fund. In this regard, the Board noted the breakpoints in the management fee schedule that will result in a lower management fee rate when the Fund achieves sufficient asset levels to receive a breakpoint discount. The Board also considered that, in addition to the management fee breakpoints, the Fund has fee waiver and expense reimbursement arrangements. The Board considered the extent to which economies of scale realized by the Manager or the Sub-Adviser could be shared with the Fund through such fee waivers, expense reimbursements or other expense reductions. In evaluating these matters, the Board also considered periodic management reports, Selected Peer Group comparisons, and industry information regarding economies of scale. In the case of sub-advisory fees, the Board considered that breakpoints, if any, would inure to the benefit of the Manager.
Information Regarding Services, Performance, and Fee Schedules Offered to Other Clients
The Board considered comparative information regarding the nature of services, performance, and fee schedules offered by the Manager and Sub-Adviser to other clients with similar investment objectives, if applicable, including other registered investment companies and relevant institutional accounts. When the fee schedules offered to or the performance of such other clients differed materially from the Fund, the Board took into account the underlying rationale provided by the Manager or Sub-Adviser, as applicable, for these differences.
Fee Schedules, Profitability, and Fall-out Benefits
The Board reviewed and considered the contractual management fee schedule and net management fee rate

23

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

payable by the Fund to the Manager compared to the Fund’s Selected Peer Group. The Board also considered the compensation payable by the Manager to the Sub-Adviser for sub-advisory services for the Fund, including the portion of the contractual and net management fee rates that are paid to the Sub-Adviser, as compared to the compensation paid to the Manager. In addition, the Board considered the fee waivers, expense limitations, and recoupment arrangements that apply to the fees payable by the Fund, including whether the Manager intends to propose any changes thereto. The Board separately determined that the fees payable to the Manager and the fee schedule payable to the Sub-Adviser are reasonable for the services that each performs, which were considered in light of the nature, extent and quality of the services that each has performed and is expected to perform.
The Board considered information on revenues, costs and profits or losses realized by the Manager and the Voya-affiliated Sub-Adviser related to their services to the Fund. In analyzing the profitability of the Manager and its affiliates in connection with services they render to the Fund, the Board took into account the sub-advisory fee rate payable by the Manager to the Sub-Adviser. The Board also considered the profitability of the Manager and its affiliated Sub-Adviser attributable to servicing the Fund both with and without taking into account the profitability of the distributor of the Fund and any revenue sharing payments made by the Manager.
Although the Methodology Guide establishes a framework for profit calculation, the Board recognized that there is no uniform methodology within the asset management industry for determining profitability for this purpose. The Board also recognized that the use of different reasonable methodologies can give rise to dramatically different reported profit and loss results with respect to the Manager and the Voya-affiliated Sub-Adviser, as well as other industry participants with whom the profits of the Manager and its affiliated Sub-Adviser could be compared. In addition, the Board recognized that management’s calculations regarding its costs incurred in establishing the infrastructure necessary for the Fund’s operations may not be fully reflected in the expenses allocated to the Fund in determining profitability. The Board also recognized that the information presented may not portray all of the costs borne by the Manager or reflect all of the risks associated with offering and managing a mutual fund complex in the current regulatory and market environment, including entrepreneurial, regulatory, legal and operational risks.
The Board also considered that the Manager and the Voya-affiliated Sub-Adviser are entitled to earn a reasonable level of profits for the services that they provide to the Fund. The Board also considered information regarding the potential fall-out benefits to the Manager and Sub-Adviser and their respective affiliates from their association with the Fund, including their ability to engage in soft-dollar transactions on behalf of the Fund. Following its reviews, the Board determined that the Manager’s and the Voya-affiliated Sub-Adviser’s profitability with respect to their services to the Fund and the Manager and Sub-Adviser’s potential fall-out benefits were not unreasonable.
Fund Analysis
Set forth below are certain of the specific factors that the Board considered at its October 12-13, 2022, November 15, 2022, and/or November 17, 2022 meetings in relation to approving the Fund’s Contracts and the conclusions reached by the Board. These specific factors are in addition to those considerations discussed above. The Fund’s performance was compared to its Morningstar category, as well as its primary benchmark. The performance data provided to the Board primarily was for various periods ended March 31, 2022. In addition, the Board also considered at its October 12-13, 2022, November 15, 2022, and/or November 17, 2022 meetings certain additional data regarding the Fund’s more recent performance, asset levels and asset flows. The Fund’s management fee rate and expense ratio were compared to the management fee rates and expense ratios of the funds in its Selected Peer Group. With respect to the quintile rankings noted below, the first quintile represents the range of funds with the highest performance or the lowest management fee rate or expense ratio, as applicable, and the fifth quintile represents the range of funds with the lowest performance or the highest management fee rate or expense ratio, as applicable.
In considering whether to approve the renewal of the Contracts for Voya Mid Cap Research Enhanced Index Fund, the Board considered that, based on performance data for the periods ended March 31, 2022: (1) the Fund is ranked in the third quintile of its Morningstar category for the year-to-date and one-year periods, the fourth quintile for the three-year and five-year periods, and the fifth quintile for the ten-year period; and (2) the Fund underperformed its primary benchmark for all periods presented, with the exception of the one-year period, during which it outperformed. In analyzing this performance data, the Board took into account management’s representations regarding: (1) the competitiveness of the Fund’s performance during certain periods; (2) the fact that longer-term performance data represents a different investment strategy and portfolio

24

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

management team as changes were implemented to both in May 2016; and (3) the Fund’s improved performance during more recent periods.
In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a breakpoint fee schedule where the asset level necessary to achieve a breakpoint discount had not been reached by the Fund; and (2) the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the net management fee rate for the Fund is ranked in the third quintile of net management fee rates of the funds in its Selected Peer Group; (b) the contractual management fee rate for the Fund is ranked in the third quintile of contractual management fee rates of the funds in its Selected Peer Group; and (c) the net expense ratio for the Fund is ranked in the fourth quintile of net expense ratios of the funds in its Selected Peer Group. In analyzing this fee data, the Board took into account management’s representations regarding the competitiveness of the Fund’s management fee rate and net expense ratio.
Board Conclusions
After its deliberation, the Board concluded that, in its business judgment, the terms of the Contracts are fair and reasonable to the Fund and that approval of the continuation of the Contracts is in the best interests of the Fund and its shareholders. In doing so, the Board reviewed all factors it considered to be material, including those discussed above. Within the context of its overall conclusions regarding the Contracts, and based on the information provided and management’s related representations, the Board concluded that it was satisfied with management’s responses relating to the Fund’s investment performance and the fees payable under the Contracts. During this renewal process, each Board member may have accorded different weight to various factors in reaching his or her conclusions. Based on these conclusions and other factors, the Board voted to renew the Contracts for the Fund for the year ending November 30, 2023.

25

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your investment professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.
RETIREMENT | INVESTMENTS | INSURANCE
voyainvestments.com
166400         (1122-012523)

Semi-Annual Report
November 30, 2022
Voya Global Multi-Asset Fund
Classes A, C, I, R6 and W
As permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund’s annual and semi-annual shareholder reports, like this semi-annual report, are no longer sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Voya funds’ website (www.voyainvestments.com/literature), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you need not take any action. You may elect to receive shareholder reports and other communications from the fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-992-0180 or by sending an e-mail request to Voyaim_literature@voya.com.
You may elect to receive all future reports in paper free of charge. If you received this document in the mail, please follow the instructions to elect to continue receiving paper copies of your shareholder reports. If you received this document through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with us, you can call 1-800-992-0180 or send an email request to Voyaim_literature@voya.com to let the fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the Voya funds complex if you invest directly with the funds.
This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the fund’s investment objectives, risks, charges, expenses and other information. This information should be read carefully.
E-Delivery Sign-up – details inside

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PROXY VOTING INFORMATION
A description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Fund’s website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Fund’s Forms NPORT-P are available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings is available at: www.voyainvestments.com and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

SHAREHOLDER EXPENSE EXAMPLE (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2022 to November 30, 2022. The Fund’s expenses are shown without the imposition of any sales charges or fees. Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Fund Return				Hypothetical (5% return before expenses)
	Beginning Account Value June 1, 2022	Ending Account Value November 30, 2022	Annualized Expense Ratio*	Expenses Paid During the Period Ended November 30, 2022**	Beginning Account Value June 1, 2022	Ending Account Value November 30, 2022	Annualized Expense Ratio*	Expenses Paid During the Period Ended November 30, 2022**
Class A	$1,000.00	$955.80	0.73%	$3.58	$1,000.00	$1,021.41	0.73%	$3.70
Class C	1,000.00	952.30	1.48	7.24	1,000.00	1,017.65	1.48	7.49
Class I	1,000.00	956.80	0.48	2.35	1,000.00	1,022.66	0.48	2.43
Class R6	1,000.00	956.90	0.48	2.35	1,000.00	1,022.66	0.48	2.43
Class W	1,000.00	956.70	0.48	2.35	1,000.00	1,022.66	0.48	2.43

*
The annualized expense ratios do not include expenses of the underlying funds.

**
Expenses are equal to the Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 183/365 to reflect the most recent fiscal half-year.

1

STATEMENT OF ASSETS AND LIABILITIES as of November 30, 2022 (Unaudited)

ASSETS:
Investments in securities at fair value*	$2,355
Investments in affiliated underlying funds at fair value**	70,143,150
Investments in unaffiliated underlying funds at fair value***	50,877,865
Short-term investments at fair value†	2,213,125
Cash collateral for futures contracts	500,000
Cash pledged as collateral for OTC derivatives (Note 2)	650,000
Receivables:
Fund shares sold	4,683
Unrealized appreciation on forward foreign currency contracts	768,076
Unrealized appreciation on OTC swap agreements	162,448
Prepaid expenses	15,098
Other assets	19,808
Total assets	125,356,608
LIABILITIES:
Payable for investments in unaffiliated underlying funds purchased	329,710
Payable for fund shares redeemed	32,340
Unrealized depreciation on forward foreign currency contracts	993,746
Unrealized depreciation on OTC swap agreements	172,879
Variation margin payable on futures contracts	118,326
Cash received as collateral for OTC derivatives (Note 2)	450,000
Payable for investment management fees	40,138
Payable for distribution and shareholder service fees	21,815
Payable to custodian due to foreign currency overdraft§	165
Payable to trustees under the deferred compensation plan (Note 6)	19,808
Payable for trustee fees	303
Other accrued expenses and liabilities	199,370
Total liabilities	2,378,600
NET ASSETS	$122,978,008
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$124,874,480
Total distributable loss	(1,896,472)
NET ASSETS	$122,978,008
* Cost of investments in securities	$2,517
** Cost of investments in affiliated underlying funds	$75,371,627
*** Cost of investments in unaffiliated underlying funds	$41,246,927
† Cost of short-term investments	$2,213,125
§ Cost of foreign currency overdraft	$154
See Accompanying Notes to Financial Statements
2

STATEMENT OF ASSETS AND LIABILITIES as of November 30, 2022 (Unaudited) (continued)

Class A
Net assets	$106,106,658
Shares authorized	unlimited
Par value	$0.010
Shares outstanding	10,007,555
Net asset value and redemption price per share†	$10.60
Maximum offering price per share (5.75%)(1)	$11.25
Class C
Net assets	$1,233,423
Shares authorized	unlimited
Par value	$0.010
Shares outstanding	114,563
Net asset value and redemption price per share†	$10.77
Class I
Net assets	$14,895,410
Shares authorized	unlimited
Par value	$0.010
Shares outstanding	1,373,914
Net asset value and redemption price per share	$10.84
Class R6
Net assets	$624,924
Shares authorized	unlimited
Par value	$0.010
Shares outstanding	57,456
Net asset value and redemption price per share	$10.88
Class W
Net assets	$117,593
Shares authorized	unlimited
Par value	$0.010
Shares outstanding	10,863
Net asset value and redemption price per share	$10.82

(1)
Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $100,000 or more, the offering price is reduced.

†
Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements
3

STATEMENT OF OPERATIONS for the Six Months Ended November 30, 2022 (Unaudited)

INVESTMENT INCOME:
Dividends from affiliated underlying funds	$405,467
Dividends from unaffiliated underlying funds	175,816
Total investment income	581,283
EXPENSES:
Investment management fees	181,762
Distribution and shareholder service fees:
Class A	132,031
Class C	6,621
Transfer agent fees:
Class A	93,204
Class C	1,169
Class I	8,752
Class R6	74
Class W	102
Shareholder reporting expense	4,575
Registration fees	37,849
Professional fees	19,581
Custody and accounting expense	28,731
Trustee fees	1,515
Miscellaneous expense	11,043
Total expenses	527,009
Waived and reimbursed fees	(95,123)
Net expenses	431,886
Net investment income	149,397
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	(1,906,037)
Sale of unaffiliated underlying funds	(1,664,823)
Forward foreign currency contracts	(876,699)
Foreign currency related transactions	434,216
Futures	(76,528)
Swaps	(69,568)
Net realized loss	(4,159,439)
Net change in unrealized appreciation (depreciation) on:
Investments	(11)
Affiliated underlying funds	(1,517,873)
Unaffiliated underlying funds	545,334
Forward foreign currency contracts	(253,176)
Foreign currency related transactions	1,078
Futures	(321,390)
Swaps	(234,621)
Net change in unrealized appreciation (depreciation)	(1,780,659)
Net realized and unrealized loss	(5,940,098)
Decrease in net assets resulting from operations	$(5,790,701)
See Accompanying Notes to Financial Statements
4

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022
FROM OPERATIONS:
Net investment income	$149,397	$1,805,975
Net realized gain (loss)	(4,159,439)	6,876,011
Net change in unrealized appreciation (depreciation)	(1,780,659)	(22,909,689)
Decrease in net assets resulting from operations	(5,790,701)	(14,227,703)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	—	(13,645,677)
Class C	—	(176,074)
Class I	—	(1,628,380)
Class R6	—	(72,172)
Class W	—	(14,271)
Total distributions	—	(15,536,574)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	2,890,729	5,572,144
Reinvestment of distributions	—	14,624,764
	2,890,729	20,196,908
Cost of shares redeemed	(5,325,123)	(14,126,863)
Net increase (decrease) in net assets resulting from capital share transactions	(2,434,394)	6,070,045
Net decrease in net assets	(8,225,095)	(23,694,232)
NET ASSETS:
Beginning of year or period	131,203,103	154,897,335
End of year or period	$122,978,008	$131,203,103
See Accompanying Notes to Financial Statements
5

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Class A
11-30-22+	11.09	0.01•	(0.50)	(0.49)	—	—	—	—	—	10.60	(4.42)	0.90	0.73	0.73	0.22	106,107	14
05-31-22	13.66	0.16•	(1.30)	(1.14)	0.47	0.96	—	1.43	—	11.09	(9.86)	0.86	0.70	0.70	1.20	114,575	44
05-31-21	10.58	0.18•	3.21	3.39	0.31	—	—	0.31	—	13.66	32.20	0.90	0.65	0.65	1.49	134,478	38
05-31-20	11.12	0.27•	(0.09)	0.18	0.22	0.50	—	0.72	—	10.58	1.05	0.88	0.59	0.59	2.41	109,357	47
05-31-19	11.93	0.19•	(0.49)	(0.30)	0.26	0.25	—	0.51	—	11.12	(2.24)	0.80	0.58	0.58	1.69	111,044	118
05-31-18	11.24	0.22	0.79	1.01	0.32	—	—	0.32	—	11.93	8.99	0.87	0.52	0.52	1.76	69,448	78
Class C
11-30-22+	11.31	(0.03)•	(0.51)	(0.54)	—	—	—	—	—	10.77	(4.77)	1.65	1.48	1.48	(0.53)	1,233	14
05-31-22	13.85	0.05•	(1.32)	(1.27)	0.31	0.96	—	1.27	—	11.31	(10.50)	1.61	1.45	1.45	0.38	1,426	44
05-31-21	10.70	0.09•	3.25	3.34	0.19	—	—	0.19	—	13.85	31.29	1.65	1.40	1.40	0.69	2,863	38
05-31-20	11.22	0.24•	(0.15)	0.09	0.11	0.50	—	0.61	—	10.70	0.31	1.63	1.34	1.34	2.07	3,058	47
05-31-19	12.00	0.10	(0.49)	(0.39)	0.14	0.25	—	0.39	—	11.22	(2.99)	1.55	1.33	1.33	0.83	11,076	118
05-31-18	11.29	0.12	0.80	0.92	0.21	—	—	0.21	—	12.00	8.18	1.62	1.27	1.27	1.01	15,241	78
Class I
11-30-22+	11.33	0.02•	(0.51)	(0.49)	—	—	—	—	—	10.84	(4.32)	0.60	0.48	0.48	0.47	14,895	14
05-31-22	13.92	0.19•	(1.31)	(1.12)	0.51	0.96	—	1.47	—	11.33	(9.60)	0.56	0.45	0.45	1.42	14,443	44
05-31-21	10.77	0.21•	3.27	3.48	0.33	—	—	0.33	—	13.92	32.57	0.60	0.40	0.40	1.69	16,811	38
05-31-20	11.31	0.31•	(0.10)	0.21	0.25	0.50	—	0.75	—	10.77	1.28	0.57	0.34	0.34	2.68	11,115	47
05-31-19	12.11	0.22	(0.50)	(0.28)	0.27	0.25	—	0.52	—	11.31	(2.01)	0.53	0.33	0.33	1.82	11,885	118
05-31-18	11.40	0.24	0.82	1.06	0.35	—	—	0.35	—	12.11	9.31	0.56	0.27	0.27	2.03	13,541	78
Class R6
11-30-22+	11.37	0.03•	(0.52)	(0.49)	—	—	—	—	—	10.88	(4.31)	0.50	0.48	0.48	0.48	625	14
05-31-22	13.96	0.19•	(1.31)	(1.12)	0.51	0.96	—	1.47	—	11.37	(9.54)	1.11	0.45	0.45	1.47	637	44
05-31-21	10.81	0.19•	3.30	3.49	0.34	—	—	0.34	—	13.96	32.52	1.17	0.40	0.40	1.49	611	38
05-31-20	11.35	0.29	(0.07)	0.22	0.26	0.50	—	0.76	—	10.81	1.35	1.22	0.34	0.34	2.53	50	47
05-31-19	12.04	0.21	(0.52)	(0.31)	0.13	0.25	—	0.38	—	11.35	(2.36)	1.34	0.33	0.33	1.81	3	118
09-29-17(5) - 05-31-18	11.90	0.19•	0.31	0.50	0.36	—	—	0.36	—	12.04	4.16	1.09	0.27	0.27	2.30	3	78
Class W
11-30-22+	11.31	0.03•	(0.52)	(0.49)	—	—	—	—	—	10.82	(4.33)	0.65	0.48	0.48	0.48	118	14
05-31-22	13.90	0.19•	(1.31)	(1.12)	0.51	0.96	—	1.47	—	11.31	(9.61)	0.61	0.45	0.45	1.45	123	44
05-31-21	10.75	0.22•	3.26	3.48	0.33	—	—	0.33	—	13.90	32.60	0.65	0.40	0.40	1.72	134	38
05-31-20	11.30	0.32•	(0.12)	0.20	0.25	0.50	—	0.75	—	10.75	1.22	0.63	0.34	0.34	2.79	171	47
05-31-19	12.10	0.22	(0.50)	(0.28)	0.27	0.25	—	0.52	—	11.30	(2.00)	0.55	0.33	0.33	1.77	118	118
05-31-18	11.39	0.23•	0.83	1.06	0.35	—	—	0.35	—	12.10	9.29	0.62	0.27	0.27	1.91	78	78

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

See Accompanying Notes to Financial Statements
6

Financial Highlights (continued)

(3)
Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.

(4)
Ratios do not include expenses of Underlying Funds.

(5)
Commencement of operations.

+
Unaudited.

•
Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements
7

NOTES TO FINANCIAL STATEMENTS as of November 30, 2022 (Unaudited)

NOTE 1 — ORGANIZATION
Voya Equity Trust (the “Trust”) is a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end investment management company. The Trust was organized on June 12, 1998 and consists of ten separate active investment series. This report is for Voya Global Multi-Asset Fund (“Global Multi-Asset” or the “Fund”), a diversified series of the Trust.
The Fund offers the following classes of shares: Class A, Class C, Class I, Class R6, and Class W. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees and shareholder servicing fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a fund and earn income and realized gains/losses from a fund pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a fund or a class are charged directly to that fund or class. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder servicing fees, if applicable, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.
Class C shares, along with their pro rata reinvested dividend shares, automatically convert to Class A shares eight years after purchase.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Fund. Voya Investments has engaged Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, to serve as the Sub-Adviser to the Fund. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Fund.
The investment companies in which the Fund invests are collectively referred to as the “Underlying Funds.”
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements. The Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. The Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of the Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The NAV per share of each class of the Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when the Fund is closed for business, Fund shares will not be priced and the Fund does not transact purchase and redemption orders. To the extent the Fund’s assets are traded in other markets on days when the Fund does not price its shares, the value of the Fund’s assets will likely change and you will not be able to purchase or redeem shares of the Fund.
Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which the Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.
When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Fund assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of the Fund’s assets, the Investment Adviser, pursuant to its fair valuation policy,

8

NOTES TO FINANCIAL STATEMENTS as of November 30, 2022 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

may consider inputs from pricing service providers, broker-dealers, or the Fund’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine the Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund.
The Fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 — quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date.
Level 2 — inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).
Level 3 — unobservable inputs (including the fund’s own assumptions in determining fair value).
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
A table summarizing the Fund’s investments under these levels of classification is included within the Portfolio of Investments.
Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Fund’s investments under these levels of classification is included within the Portfolio of Investments. The Fund classifies each of its investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds.
GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when the Fund has a significant amount of Level 3 investments.
B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Fund. Premium amortization and discount accretion are determined by the effective yield method. Capital gain dividends from affiliated Underlying Funds are recorded as distributions of realized gains from affiliated Underlying Funds.

9

NOTES TO FINANCIAL STATEMENTS as of November 30, 2022 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

C. Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:
(1)
Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)
Purchases and sales of investment securities, income and expenses — at the exchange rates prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments.
Reported net realized foreign exchange gains or losses arise from the difference between the amounts of foreign withholding tax reclaims recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received. Net unrealized foreign exchange gains and losses arise from changes in the value of foreign/withholding tax reclaim receivables, resulting from changes in the exchange rate.
D. Risk Exposures and the Use of Derivative Instruments. The Fund’s investment strategies permit the Fund to enter into various types of derivatives contracts, including, but not limited to, forward foreign currency exchange contracts, futures, purchased options, written options, and swaps. In doing so, the Fund will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.
In pursuit of its investment objectives, the Fund may seek to increase or decrease its exposure to the following market or credit risk factors:
Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.
Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of the Fund to achieve its investment objectives.
Foreign Exchange Rate Risk. To the extent that the Fund invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by the Fund through foreign currency exchange transactions.
Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.
Interest Rate Risk. With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. As of the date of this report, the United States experiences a rising market interest rate environment, which may increase the Fund’s exposure to risks associated with rising market interest rates. Rising market interest rates have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For a fund that invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential changes in government policy may affect interest rates.

10

NOTES TO FINANCIAL STATEMENTS as of November 30, 2022 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Fund and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose the Fund to the risk of improper valuation.
Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter (“OTC”), with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause the Fund to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.
Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that it believes to be creditworthy at the time of the transaction. To reduce this risk, the Fund generally enters into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by the Fund and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.
The Fund may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk associated with OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to the Fund is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.
As of November 30, 2022, the maximum amount of loss the Fund would incur if the counterparties to its derivative transactions failed to perform would be $930,524 which represents the gross payments to be received by the Fund on open forward foreign currency contracts and OTC total return swaps were they to be unwound as of November 30, 2022. As of November 30, 2022, certain counterparties have pledged $450,000 in cash collateral for open OTC derivatives.
The Fund’s Master Agreements with derivative counterparties have credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and or a percentage decrease in the Fund’s NAV, which could cause the Fund to accelerate payment of any

11

NOTES TO FINANCIAL STATEMENTS as of November 30, 2022 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

net liability owed to the counterparty. The contingent features are established within the Fund’s Master Agreements.
As of November 30, 2022, the Fund had a liability position of $1,166,625 on open forward foreign currency contracts and OTC total return swaps. If a contingent feature would have been triggered as of November 30, 2022, the Fund could have been required to pay this amount in cash to its counterparties. As of November 30, 2022, the Fund has pledged $650,000 cash collateral for its open OTC derivatives.
E. Forward Foreign Currency Contracts and Futures Contracts. The Fund may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a forward foreign currency contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the statement of assets and liabilities. Realized and unrealized gains and losses on forward foreign currency contracts are included on the Statement of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the statement of assets and liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.
During the period ended November 30, 2022, the Fund had an average contract amount on forward foreign currency contracts to buy and sell of $16,948,026 and $16,583,067, respectively. Please refer to the tables within the Portfolio of Investments for open forward foreign currency contracts at November 30, 2022.
The Fund may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts, if any, are reported on a table within the Fund’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements, if any, on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Fund’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Fund’s Statement of Operations. Realized gains (losses) are reported in the Fund’s Statement of Operations at the closing or expiration of futures contracts.
Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended November 30, 2022, the Fund had purchased and sold futures contracts on various equity indices and U.S. Treasuries as part of its tactical asset allocation strategies. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
During the period ended November 30, 2022, the Fund had average notional amounts on futures contracts purchased and sold of $9,171,412 and $9,011,810, respectively. Please refer to the table within the Portfolio of Investments for open futures contracts at November 30, 2022.
F. Swap Agreements. The Fund may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). Swap agreements are privately negotiated in the OTC market and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”).

12

NOTES TO FINANCIAL STATEMENTS as of November 30, 2022 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in market value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. The Fund may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported within the Portfolio of Investments.
Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or brokers. The value of the swap contract is recorded on the Statement of Assets and Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statement of Operations. Upfront payments paid or received by the Fund when entering into the agreements are reported on the Statement of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statement of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on the Statement of Operations upon termination or maturity of the swap. The Fund also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statement of Operations.
In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and a Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are footnoted as pledged on the Portfolio of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) on the Statement of Operations. Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on the Statement of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.
Total Return Swap Agreements. Total return swaps are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities, or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, the Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, a Fund would owe payments on any net positive total return, and would receive payments in the event of a net negative total return. The Fund’s use of a total return swap exposes the Fund to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.
For the period ended November 30, 2022, the Fund entered into total return swaps on equity indices with an average notional amount of $4,099,245 and $4,097,256 on payer and receiver total return swaps, respectively. Please refer to the table within the Portfolio of Investments for open total return swaps at November 30, 2022.
G. Distributions to Shareholders. The Fund records distributions to its shareholders on the ex-dividend date. The Fund declares and pays dividends and capital gain distributions, if any, at least annually to comply with the distribution requirements of the Internal Revenue Code and may make distributions on a more frequent basis. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.
H. Federal Income Taxes. It is the policy of the Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax

13

NOTES TO FINANCIAL STATEMENTS as of November 30, 2022 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

or excise tax provision is not required. Management has considered the sustainability of the Fund’s tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.
The Fund may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.
I. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
J. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.
NOTE 3 — INVESTMENT TRANSACTIONS
For the period ended November 30, 2022, the cost of purchases and the proceeds from the sales of investments, excluding short-term securities, were as follows:
Purchases	Sales
$16,437,095	$18,870,520
NOTE 4 — INVESTMENT MANAGEMENT FEES
The Fund has entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Fund. The Investment Adviser oversees all investment advisory and portfolio management services for the Fund and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. The Management Agreement compensates the Investment Adviser with a management fee equal to (1) 0.18% of the Fund’s average daily net assets invested in affiliated
Underlying Funds; (2) 0.900% on the first $500 million; 0.875% on the next $500 million; 0.850% on the next $500 million; 0.825% on the next $500 million; and 0.800% thereafter of the Fund’s average daily net assets invested in direct investments; and (3) 0.40% of the Fund’s average daily net assets invested in other investments.
The Investment Adviser has entered into a sub-advisory agreement with Voya IM. Voya IM provides investment advice for the Fund and is paid by the Investment Adviser based on the average daily net assets of the Fund. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Fund’s assets in accordance with the Fund’s investment objectives, policies, and limitations.
NOTE 5 — DISTRIBUTION AND SERVICE FEES
Class A and Class C shares of the Fund each has a plan (each a “Plan” and collectively, the “Plans”), whereby the Distributor is compensated by the Fund for expenses incurred in the distribution of the Fund’s shares (“Distribution Fees”). Pursuant to the Plans, the Distributor is entitled to a payment each month to compensate for expenses incurred in the distribution and promotion of the Fund’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees (“Service Fees”) paid to securities dealers who have executed a distribution agreement with the Distributor. Under the Plans, Class A and Class C shares of the Fund pay the Distributor Distribution Fees and/or Service Fees based on average daily net assets at the following rates:
Class A	Class C
0.25%	1.00%
The Distributor may also retain the proceeds of the initial sales charge paid by the shareholders upon the purchase of Class A shares, and the contingent deferred sales charge paid by shareholders upon certain redemptions for Class A and Class C shares. For the period ended November 30, 2022, the Distributor retained the following amounts in sales charges:
	Class A	Class C
Initial Sales Charges:	$3,277	$—
Contingent Deferred Sales Charges:	$—	$38
NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
At November 30, 2022, there were no direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. or affiliated investment companies that owned more than 5% of the Fund.

14

NOTES TO FINANCIAL STATEMENTS as of November 30, 2022 (Unaudited) (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

The Fund has adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Fund. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Fund purchases shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statement of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.
The Fund may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended November 30, 2022, the per account fees for affiliated recordkeeping services paid by the Fund were $3,783.
NOTE 7 — EXPENSE LIMITATION AGREEMENT
Voya Investments has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with the Fund whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses and extraordinary expenses to the levels listed below:
Class A(1)	Class C(1)	Class I(1)	Class R6(1)	Class W(1)
1.15%	1.90%	0.90%	0.90%	0.90%

(1)
These operating expense limits take into account operating expenses incurred at the Underlying Fund level. The amount of fees and expenses of an Underlying Fund borne by the Fund will vary based on the Fund’s allocation of assets to, and the net expenses of, a particular Underlying Fund.

The Investment Adviser may at a later date recoup from the Fund for class specific fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statement of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statement of Assets and Liabilities.
As of November 30, 2022, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates are as follows:
November 30,
2023	2024	2025	Total
$335,152	$225,463	$73,164	$633,779
In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser and the related expiration dates, as of November 30, 2022, are as follows:
	November 30,
	2023	2024	2025	Total
Class A	$58,700	$71,590	$109,313	$239,603
Class C	1,111	1,427	1,374	3,912
Class I	—	—	6,775	6,775
Class R6	346	2,341	1,827	4,514
Class W	87	72	120	279
The Expense Limitation Agreement is contractual through October 1, 2023 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.
NOTE 8 — LINE OF CREDIT
Effective June 13, 2022, the Fund, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 12, 2023. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Fund or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 13, 2022, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 13, 2022.
Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.
The Fund did not utilize the line of credit during the period ended November 30, 2022.

15

NOTES TO FINANCIAL STATEMENTS as of November 30, 2022 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES
Transactions in capital shares and dollars were as follows:
	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Class A
11/30/2022	81,567	—	—	(401,451)	—	(319,884)	834,252	—	—	(4,149,660)	—	(3,315,408)
5/31/2022	302,279	—	987,945	(807,130)	—	483,094	3,927,790	—	12,793,891	(10,468,163)	—	6,253,519
Class C
11/30/2022	20,397	—	—	(31,895)	—	(11,498)	223,964	—	—	(338,011)	—	(114,047)
5/31/2022	16,747	—	13,299	(110,729)	—	(80,684)	223,841	—	176,074	(1,525,669)	—	(1,125,754)
Class I
11/30/2022	172,477	—	—	(73,311)	—	99,166	1,760,467	—	—	(780,782)	—	979,685
5/31/2022	101,259	—	118,725	(153,010)	—	66,974	1,289,525	—	1,568,356	(2,099,434)	—	758,447
Class R6
11/30/2022	6,658	—	—	(5,213)	—	1,445	71,846	—	—	(56,670)	—	15,176
5/31/2022	9,370	—	5,447	(2,558)	—	12,259	129,088	—	72,172	(33,597)	—	167,663
Class W
11/30/2022	19	—	—	—	—	19	200	—	—	—	—	200
5/31/2022	133	—	1,082	—	—	1,215	1,900	—	14,271	—	—	16,171
NOTE 10 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, futures contracts, straddle loss deferrals and wash sale deferrals.
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
The tax composition of dividends and distributions to shareholders was as follows:
Year Ended May 31, 2022		Year Ended May 31, 2021
Ordinary Income	Long-Term Capital Gains	Ordinary Income
$11,259,825	$4,276,749	$3,368,483
The tax-basis components of distributable earnings as of May 31, 2022 were:
Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Post-October Capital Losses Deferred	Unrealized Appreciation/ (Depreciation)	Other	Total Distributable Earnings/ (Loss)
$460,556	$3,346,350	$(2,548,055)	$3,873,923	$(1,238,545)	$3,894,229
At May 31, 2022, the Fund did not have any capital loss carryforwards for U.S. federal income tax purposes.
The Fund’s major tax jurisdictions are U.S. federal and Arizona state.
As of November 30, 2022, no provision for income tax is required in the Fund’s financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.
NOTE 11 — LONDON INTERBANK OFFERED RATE (“LIBOR”)
In 2017, the UK Financial Conduct Authority announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. On March 5, 2021, ICE Benchmark Administration, the administrator of LIBOR, stated that non-U.S. dollar LIBOR reference rates and the one-week and two-month LIBOR reference rates will cease to be provided or no longer be representative immediately after December 31, 2021 and the remaining more commonly used LIBOR settings will cease to be provided or no longer be representative immediately after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into

16

NOTES TO FINANCIAL STATEMENTS as of November 30, 2022 (Unaudited) (continued)

NOTE 11 — LONDON INTERBANK OFFERED RATE (“LIBOR”) (continued)

after 2021. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies (e.g., the Secured Overnight Financing Rate for U.S. Dollar LIBOR and the Sterling Overnight Interbank Average Rate for Sterling LIBOR).
Discontinuance of LIBOR and adoption/implementation of alternative rates pose a number of risks, including among others whether any substitute rate will experience the market participation and liquidity necessary to provide a workable substitute for LIBOR; the effect on parties’ existing contractual arrangements, hedging transactions, and investment strategies generally from a conversion from LIBOR to alternative rates; the effect on the Fund’s existing investments (including, for example, fixed-income investments, senior loans, CLOs and CDOs, and derivatives transactions), including the possibility that some of those investments may terminate or their terms may be adjusted to the disadvantage of the Fund; and the risk of general market disruption during the period of the conversion. It is difficult to predict at this time the likely impact of the transition away from LIBOR on the Fund.
NOTE 12 — MARKET DISRUPTION
The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and world economies and markets generally. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine could adversely affect global energy and financial markets and therefore could affect the value of a Fund’s investments, including beyond a Fund’s direct exposure to Russian issuers or nearby geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict and could be substantial.Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the investments of the portfolio and of the Fund. Any of these occurrences could disrupt the operations of the Fund and of the Fund’s service providers.
NOTE 13 — SUBSEQUENT EVENTS
Dividends: Subsequent to November 30, 2022, the Fund declared and paid dividends and distributions of:
	Type	Per Share Amount	Payable Date	Record Date
Class A	NII	$0.1118	January 3, 2023	December 29, 2022
Class C	NII	$0.0197	January 3, 2023	December 29, 2022
Class I	NII	$0.1405	January 3, 2023	December 29, 2022
Class R6	NII	$0.1416	January 3, 2023	December 29, 2022
Class W	NII	$0.1405	January 3, 2023	December 29, 2022
All Classes	LTCG	$0.2914	January 3, 2023	December 29, 2022

NII – Net investment income
LTCG – Long-term capital gain
The Fund has evaluated events occurring after the Statement of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

17

PORTFOLIO OF INVESTMENTS
Voya Global Multi-Asset Fund	as of November 30, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 8.0%
23,394	iShares 20+ Year Treasury Bond ETF	$2,403,266	1.9
22,956	Schwab U.S. TIPS ETF	1,218,963	1.0
58,650	Vanguard Global ex-U.S. Real Estate ETF	2,480,895	2.0
42,746	Vanguard Real Estate ETF	3,765,068	3.1
	Total Exchange-Traded Funds (Cost $10,941,279)	9,868,192	8.0

MUTUAL FUNDS: 90.4%
	Affiliated Investment Companies: 57.0%
1,167,998	Voya Global Bond Fund - Class R6	8,526,384	6.9
360,412	Voya High Yield Bond Fund - Class R6	2,432,783	2.0
1,972,230	Voya Intermediate Bond Fund - Class R6	16,980,903	13.8
274,369	Voya Large Cap Value Fund - Class R6	3,717,704	3.0
115,996 (1)	Voya MidCap Opportunities Fund - Class R6	2,475,357	2.0
411,450	Voya Multi-Manager Emerging Markets Equity Fund - Class I	3,789,454	3.1
1,492,437	Voya Multi-Manager International Equity Fund - Class I	13,700,576	11.1
1,166,446	Voya Multi-Manager International Factors Fund - Class I	9,891,463	8.1
247,152	Voya Multi-Manager Mid Cap Value Fund - Class I	2,476,458	2.0
263,043	Voya Short Term Bond Fund - Class R6	2,422,623	2.0
35,679 (1)	Voya Small Cap Growth Fund - Class R6	1,240,906	1.0
185,851 (1)	Voya Small Company Fund - Class R6	2,488,539	2.0
		70,143,150	57.0

	Unaffiliated Investment Companies: 33.4%
906,091	TIAA-CREF S&P 500 Index Fund - Institutional Class	41,009,673	33.4
	Total Mutual Funds (Cost $105,677,275)	111,152,823	90.4
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: 0.0%
	Other Asset-Backed Securities: 0.0%
2,517	Chase Funding Trust Series 2003-5 2A2, 4.644%, (US0001M + 0.600%), 07/25/2033	$2,355	0.0
	Total Asset-Backed Securities (Cost $2,517)	2,355	0.0
	Total Long-Term Investments (Cost $116,621,071)	121,023,370	98.4
Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.8%
	Mutual Funds: 1.8%
2,213,125 (2)	BlackRock Liquidity Funds, FedFund, Institutional Class, 3.550% (Cost $2,213,125)	2,213,125	1.8
	Total Short-Term Investments (Cost $2,213,125)	2,213,125	1.8
	Total Investments in Securities (Cost $118,834,196)	$123,236,495	100.2
	Liabilities in Excess of Other Assets	(258,487)	(0.2)
	Net Assets	$122,978,008	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Non-income producing security.

(2)
Rate shown is the 7-day yield as of November 30, 2022.

Reference Rate Abbreviations:
US0001M       1-month LIBOR

See Accompanying Notes to Financial Statements
18

PORTFOLIO OF INVESTMENTS
Voya Global Multi-Asset Fund	as of November 30, 2022 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of November 30, 2022 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2022
Asset Table
Investments, at fair value
Exchange-Traded Funds	$9,868,192	$—	$—	$9,868,192
Mutual Funds	111,152,823	—	—	111,152,823
Asset-Backed Securities	—	2,355	—	2,355
Short-Term Investments	2,213,125	—	—	2,213,125
Total Investments, at fair value	$123,234,140	$2,355	$—	$123,236,495
Other Financial Instruments+
Forward Foreign Currency Contracts	—	768,076	—	768,076
Futures	68,207	—	—	68,207
OTC Swaps	—	162,448	—	162,448
Total Assets	$123,302,347	$932,879	$—	$124,235,226
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(993,746)	$—	$(993,746)
Futures	(145,817)	—	—	(145,817)
OTC Swaps	—	(172,879)	—	(172,879)
Total Liabilities	$(145,817)	$(1,166,625)	$—	$(1,312,442)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended November 30, 2022, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 5/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 11/30/2022	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Global Bond Fund - Class R6	$9,147,067	$118,588	$(223,389)	$(509,885)	$8,526,384	$3,347	$(44,696)	$—
Voya High Yield Bond Fund - Class R6	2,633,679	78,385	(122,403)	(156,849)	2,432,783	71,688	(8,246)	—
Voya Intermediate Bond Fund - Class R6	19,607,595	552,431	(2,407,374)	(768,498)	16,980,903	275,557	(325,768)	—
Voya Large Cap Value Fund - Class R6	3,889,129	79,995	(319,634)	68,214	3,717,704	26,791	(21,164)	—
Voya MidCap Opportunities Fund - Class R6	2,577,654	7,584	(449,463)	339,582	2,475,357	—	(154,483)	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	6,656,721	246,674	(3,202,031)	88,090	3,789,454	—	(742,295)	—
Voya Multi-Manager International Equity Fund - Class I	15,794,041	521,328	(2,501,859)	(112,934)	13,700,576	—	(464,523)	—
Voya Multi-Manager International Factors Fund - Class I	10,466,476	475,949	(644,304)	(406,658)	9,891,463	—	(81,871)	—
Voya Multi-Manager Mid Cap Value Fund - Class I	2,596,337	79,561	(295,295)	95,855	2,476,458	—	(49,261)	—
Voya Short Term Bond Fund - Class R6	2,622,837	170,525	(301,732)	(68,940)	2,422,623	28,084	(9,573)	—
See Accompanying Notes to Financial Statements
19

PORTFOLIO OF INVESTMENTS
Voya Global Multi-Asset Fund	as of November 30, 2022 (Unaudited) (continued)

Issuer	Beginning Fair Value at 5/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 11/30/2022	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Small Cap Growth Fund - Class R6	$—	$1,279,358	$(22,753)	$(15,699)	$1,240,906	$—	$(904)	$—
Voya Small Company Fund - Class R6	—	2,614,922	(56,232)	(70,151)	2,488,539	—	(3,253)	—
	$75,991,536	$6,225,300	$(10,546,469)	$(1,517,873)	$70,143,150	$405,467	$(1,906,037)	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At November 30, 2022, the following forward foreign currency contracts were outstanding for Voya Global Multi-Asset Fund:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 1,484,122	EUR 1,500,000	Bank of America N.A.	12/05/22	$(77,225)
USD 5,098,967	JPY 753,000,000	Bank of America N.A.	12/05/22	(356,416)
USD 6,078,006	NOK 62,900,000	Bank of America N.A.	12/05/22	(309,920)
USD 2,307,764	CHF 2,300,000	BNP Paribas	12/05/22	(123,968)
SGD 7,700,000	USD 5,440,831	Brown Brothers Harriman & Co.	12/05/22	217,886
USD 2,559,703	SEK 28,200,000	Citibank N.A.	12/05/22	(126,217)
AUD 6,400,000	USD 4,091,226	Morgan Stanley Capital Services LLC	12/05/22	253,389
CAD 5,400,000	USD 3,957,772	Morgan Stanley Capital Services LLC	12/05/22	56,890
GBP 2,400,000	USD 2,750,734	Morgan Stanley Capital Services LLC	12/05/22	142,242
NZD 2,100,000	USD 1,225,713	Morgan Stanley Capital Services LLC	12/05/22	97,669
				$(225,670)
At November 30, 2022, the following futures contracts were outstanding for Voya Global Multi-Asset Fund:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	26	12/16/22	$2,453,750	$(30,067)
U.S. Treasury 2-Year Note	9	03/31/23	1,848,234	2,513
U.S. Treasury Ultra Long Bond	18	03/22/23	2,453,063	(33,828)
			$6,755,047	$(61,382)
Short Contracts:
MSCI EAFE Index	(12)	12/16/22	(1,187,880)	(81,922)
S&P 500® E-Mini	(27)	12/16/22	(5,509,688)	65,694
			$(6,697,568)	$(16,228)
At November 30, 2022, the following OTC total return swaps were outstanding for Voya Global Multi-Asset Fund:
Pay/Receive Total Return(1)	Reference Entity	Reference Entity Payment Frequency	(Pay)/Receive Financing Rate	Floating Rate Payment Frequency	Counterparty	Termination Date	Notional Amount	Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	iShares S&P 500 Growth ETF	At Maturity	Secured Overnight Financing Rate + 0.30%	At Maturity	Wells Fargo	12/01/22	USD 2,897,074	$(172,879)	—	$(172,879)
Receive	iShares S&P 500 Value ETF	At Maturity	(Secured Overnight Financing Rate + 0.20%)	At Maturity	JPMorgan Chase Bank N.A.	12/01/22	USD 2,897,720	162,448	—	162,448
								$(10,431)	—	$(10,431)
See Accompanying Notes to Financial Statements
20

PORTFOLIO OF INVESTMENTS
Voya Global Multi-Asset Fund	as of November 30, 2022 (Unaudited) (continued)

(1)
The Fund will pay or receive the total return of the reference entity depending on whether the return is positive or negative. Where the Fund has elected to receive the total return of the reference entity if positive, it will be responsible for paying the floating rate and the total return of the reference entity, if negative. If the Fund has elected to pay the total return of the reference entity if positive, it will receive the floating rate and the total return of the reference entity, if negative.

Currency Abbreviations
AUD – Australian Dollar
CAD – Canadian Dollar
CHF – Swiss Franc
EUR – EU Euro
GBP – British Pound
JPY – Japanese Yen
NZD – New Zealand Dollar
SEK – Swedish Krona
SGD – Singapore Dollar
USD – United States Dollar
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of November 30, 2022 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Variation margin receivable on futures contracts*	$65,694
Interest rate contracts	Variation margin receivable on futures contracts*	2,513
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	768,076
Equity contracts	Unrealized appreciation on OTC swap agreements	162,448
Total Asset Derivatives		$998,731
Liability Derivatives
Equity contracts	Variation margin payable on futures contracts*	$111,989
Interest rate contracts	Variation margin payable on futures contracts*	33,828
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	993,746
Equity contracts	Unrealized depreciation on OTC swap agreements	172,879
Total Liability Derivatives		$1,312,442

*
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the table within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Fund’s Statement of Operations for the period ended November 30, 2022 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Futures	Swaps	Total
Foreign exchange contracts	$(876,699)	$—	$—	$(876,699)
Equity contracts	—	124,066	(69,568)	54,498
Interest rate contracts	—	(200,594)	—	(200,594)
Total	$(876,699)	$(76,528)	$(69,568)	$(1,022,795)
See Accompanying Notes to Financial Statements
21

PORTFOLIO OF INVESTMENTS
Voya Global Multi-Asset Fund	as of November 30, 2022 (Unaudited) (continued)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Futures	Swaps	Total
Foreign exchange contracts	$(253,176)	$—	$—	$(253,176)
Equity contracts	—	(299,658)	(234,621)	(534,279)
Interest rate contracts	—	(21,732)	—	(21,732)
Total	$(253,176)	$(321,390)	$(234,621)	$(809,187)
The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at November 30, 2022:
	Bank of America N.A.	BNP Paribas	Brown Brothers Harriman & Co.	Citibank N.A.	JPMorgan Chase Bank N.A.	Morgan Stanley Capital Services LLC	Wells Fargo	Totals
Assets:
Forward foreign currency contracts	$—	$—	$217,886	$—	$—	$550,190	$—	$768,076
OTC Total Return Swaps	—	—	—	—	162,448	—	—	162,448
Total Assets	$—	$—	$217,886	$—	$162,448	$550,190	$—	$930,524
Liabilities:
Forward foreign currency contracts	$743,561	$123,968	$—	$126,217	$—	$—	$—	$993,746
OTC Total Return Swaps	—	—	—	—	—	—	172,879	172,879
Total Liabilities	$743,561	$123,968	$—	$126,217	$—	$—	$172,879	$1,166,625
Net OTC derivative instruments by counterparty, at fair value	$(743,561)	$(123,968)	$217,886	$(126,217)	$162,448	$550,190	$(172,879)	$(236,101)
Total collateral pledged by the Fund/(Received from counterparty)	$650,000	$—	$—	$—	$—	$(450,000)	$—	$200,000
Net Exposure(1)	$(93,561)	$(123,968)	$217,886	$(126,217)	$162,448	$100,190	$(172,879)	$(36,101)

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

At November 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $120,829,509.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$11,561,095
Gross Unrealized Depreciation	(8,942,296)
Net Unrealized Appreciation	$2,618,799

See Accompanying Notes to Financial Statements
22

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited)

BOARD CONSIDERATION AND APPROVAL OF INVESTMENT MANAGEMENT CONTRACT AND SUB-ADVISORY CONTRACT
At a meeting held on November 17, 2022, the Board of Trustees (“Board”) of Voya Equity Trust (the “Trust”), including a majority of the Board members who have no direct or indirect interest in the investment management and sub-advisory contracts, and who are not “interested persons” of Voya Global Multi-Asset Fund, a series of the Trust (the “Fund”), as such term is defined under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and approved the renewal of the investment management contract (the “Management Contract”) between Voya Investments, LLC (the “Manager”) and the Trust, on behalf of the Fund, and the sub-advisory contract (the “Sub-Advisory Contract,” and together with the Management Contract, the “Contracts”) with Voya Investment Management Co. LLC, the sub-adviser to the Fund (the “Sub-Adviser”), for an additional one-year period ending November 30, 2023.
In addition to the Board meeting on November 17, 2022, the Independent Trustees also held meetings outside the presence of representatives of the Manager and Sub-Adviser (collectively, such persons are referred to herein as “management”) on October 12-13, 2022, and November 15, 2022. At those meetings, the Board members reviewed and considered materials related to the proposed continuance of the Contracts that they had requested and believed to be relevant to the renewal of the Contracts in light of their own business judgment and the legal advice furnished to them by K&L Gates LLP, their independent legal counsel. The Board also considered information furnished to it throughout the year at meetings of the Board and its committees, including information regarding performance, expenses, and other relevant matters. While the Board considered the renewal of the management contracts and sub-advisory contracts for all of the applicable investment companies in the Voya family of funds at the same meetings, the Board considered each Voya fund’s investment management and sub-advisory relationships separately.
The Board has established a Contracts Committee and two Investment Review Committees (the “IRCs”), each of which includes only Independent Trustees as members. The Contracts Committee meets several times throughout the year to provide oversight with respect to the management and sub-advisory contracts approval and renewal process for the Voya funds, among other functions, and each IRC meets several times throughout the year with respect to each Voya fund (assigned to that IRC) to provide oversight regarding the investment performance of the sub-advisers, as well as the Manager’s role in monitoring the sub-advisers.
The Contracts Committee oversees, and annually recommends Board approval of updates to, a methodology guide for the Voya funds (“Methodology Guide”), which sets out a framework pursuant to which the Independent Trustees request, and management provides, certain information that the Independent Trustees deem to be important or potentially relevant to the contracts renewal process for the Voya funds. The Independent Trustees retain the services of an independent consultant with experience in the mutual fund industry to assist the Contracts Committee in developing and recommending to the Board: (1) a selected peer group of investment companies for the Fund (“Selected Peer Group”) based on the Fund’s particular attributes, such as fund type and size, fund category (as determined by Morningstar, Inc., an independent provider of mutual fund data (“Morningstar”)), sales channels and structure and the Fund share class being compared to the Selected Peer Group; and (2) updates to the Methodology Guide with respect to the content and format of various data prepared in connection with the renewal process, including, but not limited to, investment performance, fee structure, and expense information. In addition, the Independent Trustees periodically have retained an independent firm to test and verify the accuracy of certain information presented to the Board for a representative sample of the Voya funds.
The Manager or Sub-Adviser may not have been able to, or opted not to, provide information in response to certain information requests, in which case the Board conducted its evaluation based on the information that was provided. In such cases, the Board determined that the omission of any such information was not material to its considerations. Additionally, the Board considered the impact of significant periods of market volatility that occurred during and after the period for which information was requested in conducting its evaluation of the Manager and Sub-Adviser.
Provided below is an overview of certain material factors that the Board considered at its meetings regarding the renewal of the Contracts and the compensation to be paid thereunder. The Board members did not identify any particular information or factor that was most relevant to its consideration.
Nature, Extent and Quality of Services
The Manager oversees, subject to the authority of the Board, and is responsible for the provision of, all investment advisory and portfolio management services for the Fund, but may delegate certain of these responsibilities to one or more sub-advisers. In addition, the Manager provides administrative services reasonably necessary for the operation of the Fund as set forth in the

23

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

Management Contract, including oversight of the Fund’s operations and risk management and the oversight of its various other service providers.
The Board considered the “manager-of-managers” structure of the Voya funds that has been developed by the Manager pursuant to which the Manager selects, subject to the Board’s approval, sub-advisers to provide day-to-day management services to all or a portion of each Voya fund. The Board recognized that the Manager is responsible for monitoring the Sub-Adviser’s investment program, performance, developments, ongoing operations, and compliance with applicable regulations and investment policies and restrictions with respect to the Fund under this manager-of-managers arrangement. The Board also considered the techniques and resources that the Manager has developed to provide this ongoing due diligence and oversight with respect to the sub-advisers and to recommend appropriate changes in investment strategies, sub-advisers, or allocation among sub-advisers in an effort to improve a Voya fund’s performance. In connection with the Manager’s performance of these duties, the Board considered that the Manager has developed an oversight process formulated by its Manager Research & Selection Group that reviews, among other matters, performance data, the Sub-Adviser’s management team, portfolio data and attribution analysis related to the Sub-Adviser through various means, including, but not limited to, in-person meetings, on-site or virtual visits, and telephonic meetings with the Sub-Adviser.
Further, the Board considered periodic compliance reports it receives from the Trust’s Chief Compliance Officer evaluating, among other related matters, whether the regulatory compliance systems and procedures of the Manager and Sub-Adviser are reasonably designed to ensure compliance with the federal securities laws and whether the investment policies and restrictions for the Fund are complied with on a consistent basis.
The Board considered the portfolio management team assigned by the Sub-Adviser to the Fund and the level of resources committed to the Fund (and other relevant funds in the Voya funds) by the Manager and the Sub-Adviser, and whether those resources are sufficient to provide high-quality services to the Fund.
Based on their deliberations and the materials presented to them, the Board concluded that the nature, extent and quality of the overall services provided by the Manager and Sub-Adviser under the Contracts were appropriate.
Fund Performance
In assessing the investment management and sub-advisory relationships, the Board placed emphasis on the investment returns of the Fund, including its investment performance over certain time periods compared to the Fund’s Morningstar category and primary benchmark, a broad-based securities market index identified in the Fund’s prospectus. The Board also considered information from the Manager Research & Selection Group and received reports summarizing a separate analysis of the Fund’s performance and risk, including risk-adjusted investment return information, from the Trust’s Chief Investment Risk Officer.
Economies of Scale
When evaluating the reasonableness of the management fee schedule, the Board considered whether economies of scale have been or likely will be realized by the Manager and the Sub-Adviser as the Fund grows larger and the extent to which any such economies are shared with the Fund. In this regard, the Board noted the breakpoints in the management fee schedule that will result in a lower management fee rate when the Fund achieves sufficient asset levels to receive a breakpoint discount. The Board also considered that, in addition to the management fee breakpoints, the Fund has fee waiver and expense reimbursement arrangements. The Board considered the extent to which economies of scale realized by the Manager or the Sub-Adviser could be shared with the Fund through such fee waivers, expense reimbursements or other expense reductions. In evaluating these matters, the Board also considered periodic management reports, Selected Peer Group comparisons, and industry information regarding economies of scale. In the case of sub-advisory fees, the Board considered that breakpoints, if any, would inure to the benefit of the Manager.
Information Regarding Services, Performance, and Fee Schedules Offered to Other Clients
The Board considered comparative information regarding the nature of services, performance, and fee schedules offered by the Manager and Sub-Adviser to other clients with similar investment objectives, if applicable, including other registered investment companies and relevant institutional accounts. When the fee schedules offered to or the performance of such other clients differed materially from the Fund, the Board took into account the underlying rationale provided by the Manager or Sub-Adviser, as applicable, for these differences.
Fee Schedules, Profitability, and Fall-out Benefits
The Board reviewed and considered the contractual management fee schedule and net management fee rate payable by the Fund to the Manager compared to the Fund’s Selected Peer Group. The Board also considered the compensation payable by the Manager to the

24

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

Sub-Adviser for sub-advisory services for the Fund, including the portion of the contractual and net management fee rates that are paid to the Sub-Adviser, as compared to the compensation paid to the Manager. In addition, the Board considered the fee waivers, expense limitations, and recoupment arrangements that apply to the fees payable by the Fund, including whether the Manager intends to propose any changes thereto. The Board separately determined that the fees payable to the Manager and the fee schedule payable to the Sub-Adviser are reasonable for the services that each performs, which were considered in light of the nature, extent and quality of the services that each has performed and is expected to perform.
The Board considered information on revenues, costs and profits or losses realized by the Manager and the Voya-affiliated Sub-Adviser related to their services to the Fund. In analyzing the profitability of the Manager and its affiliates in connection with services they render to the Fund, the Board took into account the sub-advisory fee rate payable by the Manager to the Sub-Adviser. The Board also considered the profitability of the Manager and its affiliated Sub-Adviser attributable to servicing the Fund both with and without taking into account the profitability of the distributor of the Fund and any revenue sharing payments made by the Manager.
Although the Methodology Guide establishes a framework for profit calculation, the Board recognized that there is no uniform methodology within the asset management industry for determining profitability for this purpose. The Board also recognized that the use of different reasonable methodologies can give rise to dramatically different reported profit and loss results with respect to the Manager and the Voya-affiliated Sub-Adviser, as well as other industry participants with whom the profits of the Manager and its affiliated Sub-Adviser could be compared. In addition, the Board recognized that management’s calculations regarding its costs incurred in establishing the infrastructure necessary for the Fund’s operations may not be fully reflected in the expenses allocated to the Fund in determining profitability. The Board also recognized that the information presented may not portray all of the costs borne by the Manager or reflect all of the risks associated with offering and managing a mutual fund complex in the current regulatory and market environment, including entrepreneurial, regulatory, legal and operational risks.
The Board also considered that the Manager and the Voya-affiliated Sub-Adviser are entitled to earn a reasonable level of profits for the services that they provide to the Fund. The Board also considered information regarding the potential fall-out benefits to the Manager and Sub-Adviser and their respective affiliates from their association with the Fund, including their ability to engage in soft-dollar transactions on behalf of the Fund. Following its reviews, the Board determined that the Manager’s and the Voya-affiliated Sub-Adviser’s profitability with respect to their services to the Fund and the Manager and Sub-Adviser’s potential fall-out benefits were not unreasonable.
Fund Analysis
Set forth below are certain of the specific factors that the Board considered at its October 12-13, 2022, November 15, 2022, and/or November 17, 2022 meetings in relation to approving the Fund’s Contracts and the conclusions reached by the Board. These specific factors are in addition to those considerations discussed above. The Fund’s performance was compared to its Morningstar category, as well as its primary benchmark. The performance data provided to the Board primarily was for various periods ended March 31, 2022. In addition, the Board also considered at its October 12-13, 2022, November 15, 2022, and/or November 17, 2022 meetings certain additional data regarding the Fund’s more recent performance, asset levels and asset flows. The Fund’s management fee rate and expense ratio were compared to the management fee rates and expense ratios of the funds in its Selected Peer Group. With respect to the quintile rankings noted below, the first quintile represents the range of funds with the highest performance or the lowest management fee rate or expense ratio, as applicable, and the fifth quintile represents the range of funds with the lowest performance or the highest management fee rate or expense ratio, as applicable.
In considering whether to approve the renewal of the Contracts for the Fund, the Board considered that, based on performance data for the periods ended March 31, 2022: (1) the Fund is ranked in the second quintile of its Morningstar category for the three-year, five-year and ten-year periods, the third quintile for the one-year period, and the fifth quintile for the year-to-date period; and (2) the Fund underperformed its primary benchmark for all periods presented.
In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a breakpoint fee schedule on assets invested in direct investments where the asset level necessary to achieve a breakpoint discount had not been reached by the Fund, and level-fee rates that do not include breakpoints on assets invested in unaffiliated funds and affiliated funds; and (2) the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as

25

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

compared to its Selected Peer Group, including that: (a) the net management fee rate for the Fund is ranked in the third quintile of net management fee rates of the funds in its Selected Peer Group; (b) the contractual management fee rate for the Fund is ranked in the third quintile of contractual management fee rates of the funds in its Selected Peer Group; and (c) the all-in net expense ratio for the Fund, inclusive of the Acquired Fund Fees and Expenses (“AFFE”), is ranked in the third quintile of all-in net expense ratios of the funds in its Selected Peer Group, and the net expense ratio for the Fund, not inclusive of AFFE, is above the median of net expense ratios of the funds in its Selected Peer Group. In analyzing this fee data, the Board took into account that, as reflected in the AFFE, the Fund indirectly bears the fees payable by the underlying funds in which the Fund invests.
Board Conclusions
After its deliberation, the Board concluded that, in its business judgment, the terms of the Contracts are fair and reasonable to the Fund and that approval of the continuation of the Contracts is in the best interests of the Fund and its shareholders. In doing so, the Board reviewed all factors it considered to be material, including those discussed above. Within the context of its overall conclusions regarding the Contracts, and based on the information provided and management’s related representations, the Board concluded that it was satisfied with management’s responses relating to the Fund’s investment performance and the fees payable under the Contracts. During this renewal process, each Board member may have accorded different weight to various factors in reaching his or her conclusions. Based on these conclusions and other factors, the Board voted to renew the Contracts for the Fund for the year ending November 30, 2023.

26

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your investment professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.
RETIREMENT | INVESTMENTS | INSURANCE
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163311         (1122-012523)

(b)	Not applicable.

Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Schedule of Investments.

(a)	Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant is required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Equity Trust

By	/s/ Andy Simonoff
Andy Simonoff
Chief Executive Officer

Date: February 3, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Andy Simonoff
Andy Simonoff
Chief Executive Officer

Date: February 3, 2023

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date: February 3, 2023